FILE NO. 333-84788
As filed with the Securities and Exchange Commission on January 31, 2008

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

POST EFFECTIVE AMENDMENT NO. 6

TO

FORM S-6

FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
ON FORM N-8B-2

A.	Exact name of trust:
BLDRS INDEX FUNDS TRUST BLDRS ASIA 50 ADR INDEX FUND BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND BLDRS EMERGING MARKETS 50 ADR INDEX FUND BLDRS EUROPE 100 ADR INDEX FUND
B.	Name of depositor:
PowerShares Capital Management LLC
C.	Complete address of depositor’s principal executive offices:
PowerShares Capital Management LLC, 300 West Roosevelt Road, Wheaton, IL 60187
D.	Name and complete address of agent for service:
H. Bruce Bond, President and Chief Executive Officer, PowerShares Capital Management LLC, 300 West Roosevelt Road, Wheaton, IL 60187
Copy to:
David M. Mahle, Jones Day, 222 East 41st Street, New York, NY 10017
It is proposed that this filing will become effective immediately upon filing pursuant to paragraph(b) of Rule 485
E.	Title of securities being registered:
An indefinite number of units of Beneficial Interest pursuant to Rule 24f-2 under the Investment Company Act of 1940.
F.	Proposed maximum aggregate offering price to the public of the securities being registered:
Indefinite.
G.	Amount of filing fee:
In accordance with Rule 24f-2, a fee in the amount of $14,836.42 was paid on January 2, 2008 in connection with the filing of the Rule 24f-2 Notice for the Trust’s most recent fiscal year.
H.	Approximate date of proposed sale to public:
As soon as practicable after the Effective Date of the Registration Statement.
It is proposed that this filing will become effective immediately upon filing pursuant to paragraph(b) of Rule 485

BLDRS INDEX FUNDS TRUST
Cross Reference Sheet
Pursuant To Regulation C
Under The Securities Act Of 1933, As Amended

(Form N-8b-2 Items Required By Instruction 1
As To Prospectus In Form S-6)

Form N-8B-2		Form S-6
Item Number		Heading in Prospectus

I Organization and General Information
1.	(a) Name of Trust and Internal Revenue Service Employer Identification Number	Prospectus Front Cover
	(b) Title of securities issued	Prospectus Front Cover
2.	Name, address and Internal Revenue Service Employer Identification Number of depositor	The Sponsor
3.	Name, address and Internal Revenue Service Employer Identification Number of trustee	The Trustee
4.	Name, address and Internal Revenue Service Employer Identification Number of principal underwriter	*
5.	State of organization of Trust	Creation and Redemption of Shares
6.	(a) Dates of execution and termination of Trust Agreement under which Trust organized	Essential Information; Termination of a Fund
	(b) Dates of execution and termination of Trust Agreement pursuant to which proceeds of securities held by Trustee	Same as set forth in 6(a)
7.	Changes of name	*
8.	Fiscal Year	*
9.	Material Litigation	*

II General Description of the Trust and Securities of the Trust
10.	(a) Registered or bearer securities	The Funds
	(b) Cumulative or distributive	Essential Information; Distributions to Beneficial Owners
	(c) Rights of holders as to withdrawal or redemption	Creation and Redemption of Shares; Book-Entry Only; Notices and Distributions
	(d) Rights of holders as to conversion, transfer, etc.	Creation and Redemption of Shares; Book-Entry Only; Notices and Distributions
	(e) Lapses or defaults in principal payments with respect to periodic payment plan certificates	*
	(f) Voting rights	Amendments to the Trust Agreement; Termination of a Fund; The Trustee
(g) Notice to holders as to change in:
	(1) Composition of Trust assets	*
	(2) Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and Indenture
	(3) Provisions of Trust Agreement	Same as set forth in 10(g)(2)
	(4) Identity of depositor and trustee	The Trustee; The Sponsor
(h) Consent of holders required to change:
	(1) Composition of Trust assets	*

Form N-8B-2		Form S-6
Item Number		Heading in Prospectus

	(2) Terms and conditions of Trust’s securities	Amendments to the Trust Agreement and Indenture
	(3) Provisions of Trust Agreement	Same as set forth in 10(h)(2)
	(4) Identity of depositor and trustee	The Sponsor; The Trustee
	(i) Other principal features of the securities	The Funds
11.	Type of securities comprising units	Prospectus Front Cover; The Funds; The Portfolios; Creation and Redemption of Shares
12.	Certain information regarding securities comprising periodic payment certificates	*
13.	(a) Certain information regarding loads, fees, expenses and charges	Creation And Redemption of Shares; Expenses of a Fund
	(b) Certain information regarding periodic payment plan certificates	*
	(c) Certain percentages	Same as set forth in 13(a)
	(d) Reasons for certain differences in prices	*
	(e) Certain other loads, fees, or charges payable by holders	*
	(f) Certain profits receivable by depositor, principal underwriters, custodian, trustee or affiliated persons	The Portfolios
	(g) Ratio of annual charges and deductions to income	*
14.	Issuance of Trust’s securities	The Funds; Book-Entry Only; Notices and Distributions
15.	Receipt and handling of payments from purchasers	The Funds; Creation and Redemption of Shares
16.	Acquisition and disposition of underlying securities	The Funds; Creation and Redemption of Shares; The Portfolios
17.	(a) Withdrawal or redemption by holders	The Funds; Creation and Redemption of Shares; The Portfolios
	(b) Persons entitled or required to redeem or repurchase securities	Same as set forth in 17(a)
	(c) Cancellation or resale of repurchased or redeemed securities	Same as set forth in 17(a)
18.	(a) Receipt, custody and disposition of income	Distributions to Beneficial Owners
	(b) Reinvestment of distributions	*
	(c) Reserves or special funds	Same as set forth in 18(a)
	(d) Schedule of distributions	*
19.	Records, accounts and reports	Distribution to Beneficial Owners; Expenses of a Fund; Book-Entry Only; Notices and Distributions
20.	Certain miscellaneous provisions of Trust Agreement
	(a) Amendments	Amendments to the Trust Agreement and Indenture
	(b) Extension or termination	Amendments to the Trust Agreement and Indenture
	(c) Removal or resignation of trustee	The Trustee
	(d) Successor trustee	Same as set forth in 20(c)
	(e) Removal or resignation of depositor	The Sponsor

Form N-8B-2		Form S-6
Item Number		Heading in Prospectus

	(f) Successor depositor	Same as set forth in 20(e)
21.	Loans to security holders	*
22.	Limitations on liabilities	The Trustee; The Sponsor
23.	Bonding arrangements	*
24.	Other material provisions of Trust Agreement	*

III Organization, Personnel and Affiliated Persons of Depositor
25.	Organization of depositor	The Sponsor
26.	Fees received by depositor	*
27.	Business of depositor	The Sponsor
28.	Certain information as to officials and affiliated persons of depositor	The Sponsor
29.	Ownership of voting securities of depositor	The Sponsor
30.	Persons controlling depositor	*
31.	Payments by depositor for certain services rendered to Trust	*
32.	Payments by depositor for certain other services rendered to Trust	*
33.	Remuneration of employees of depositor for certain services rendered to Trust	*
34.	Compensation of other persons for certain services rendered to Trust	*

IV Distribution and Redemption of Securities
35.	Distribution of Trust’s securities in states	Continuous offering of Shares
36.	Suspension of sales of Trust’s securities	*
37.	Denial or revocation of authority to distribute	*
38.	(a) Method of distribution	Creation and Redemption of Shares of Creation Units; Continuous Offering of Shares; The Funds; Book-Entry Only; Notices and Distributions
	(b) Underwriting agreements	Continuous Offering of Shares; Creation and Redemption of Shares
	(c) Selling agreements	Same as set forth in 38(b)
39.	(a) Organization of principal underwriter	The Sponsor
	(b) FINRA membership of principal underwriter	The Sponsor
40.	Certain fees received by principal underwriters	*
41.	(a) Business of principal underwriters	Continuous Offering of Shares
	(b) Branch offices of principal underwriters	*
	(c) Salesmen of principal underwriters	*
42.	Ownership of Trust’s securities by certain persons	*
43.	Certain brokerage commissions received by principal underwriters	*
44.	(a) Method of valuation for determining offering price	The Portfolios; Determination of Net Asset Value
	(b) Schedule as to components of offering price	*

Form N-8B-2		Form S-6
Item Number		Heading in Prospectus

	(c) Variation in offering price to certain persons	*
45.	Suspension of redemption rights	*
46.	(a) Certain information regarding redemption or withdrawal valuation	Determination of Net Asset Value; Creation and Redemption of Shares
	(b) Schedule as to components of redemption price	*
47.	Maintenance of position in underlying securities	The Funds; The Portfolios; Continuous Offering of Shares; Determination of Net Asset Value; Distributions to Beneficial Owners

V Information Concerning the Trustee or Custodian
48.	Organization and regulation of trustee	The Trustee
49.	Fees and expenses of trustee	Expenses of a Fund; Creation and Redemption of Shares
50.	Trustee’s lien	Expenses of a Fund; Creation and Redemption of Shares

VI Information Concerning Insurance of Holders of Securities
51.	(a) Name and address of insurance company	*
	(b) Types of policies	*
	(c) Types of risks insured and excluded	*
	(d) Coverage	*
	(e) Beneficiaries	*
	(f) Terms and manner of cancellation	*
	(g) Method of determining premiums	*
	(h) Aggregate premiums paid	*
	(i) Recipients of premiums	*
	(j) Other material provisions of Trust Agreement relating to insurance	*

VII Policy of Registrant
52.	(a) Method of selecting and eliminating securities from the Trust	The Funds; The Portfolios; Creation and Redemption of Shares; Determination of the Portfolio Deposit
	(b) Elimination of securities from the Trust	*
	(c) Policy of Trust regarding substitution and elimination of securities	Same as set forth in 52(a)
	(d) Description of any other fundamental policy of the Trust	*
	(e) Code of Conduct	Code of Conduct
53.	(a) Taxable status of the Trust	Tax Status of the Trust
	(b) Qualification of the Trust as a regulated investment company	Same as set forth in 53(a)

VIII Financial and Statistical Information
54.	Information regarding the Trust’s last ten fiscal years	*
55.	Certain information regarding periodic payment plan certificates	*

Form N-8B-2		Form S-6
Item Number		Heading in Prospectus

56.	Certain information regarding periodic payment plan certificates	*
57.	Certain information regarding periodic payment plan certificates	*
58.	Certain information regarding periodic payment plan certificates	*
59.	Financial statements (Instruction 1(c) to Form S-6)	*

* Not applicable, answer negatibe or not required.

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Securities and Exchange Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

PROSPECTUS

BLDRS ASIA 50 ADR INDEX FUND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS EUROPE 100 ADR INDEX FUND

January 31, 2008

The BLDRS Index Funds Trust (“Trust”) is a unit investment trust consisting of four (4)separate investment portfolios (each a “BLDRS Index Fund” or a “Fund” and collectively the “BLDRS Index Funds” or the “Funds”). The investment objective of each Fund is to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of publicly traded Depositary Receipts in a particular geographic region or market represented by a specified relevant benchmark index compiled and published by The Bank of New York (each a “BNY ADR Index”). PowerShares Capital Management LLC is the Sponsor of the Trust and the Funds and The Bank of New York is the Trustee.

The units of beneficial interest of each Fund (“Shares”) are listed on The Nasdaq Stock Market, Inc. (“Nasdaq”). The Shares trade on Nasdaq at market prices that may differ to some degree from the Shares’ net asset value. Each Fund issues and redeems Shares on a continuous basis — at net asset value — only in a multiple of 50,000 Shares called a “Creation Unit,” principally in-kind for securities included in the relevant benchmark BNY ADR Index. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE SECURITIES OF A FUND.

Shares of each Fund are not guaranteed or insured by The Federal Deposit Insurance Corporation or any other agency of the U.S. government, nor are Shares deposits or obligations of any bank. Shares involve investment risks, including the loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Sponsor: PowerShares Capital Management LLC

“BLDRS” and “Baskets of Listed Depositary Receipts”
are registered trademarks of The Bank of New York

Copyright 2008 by PowerShares Capital Management LLC

all rights reserved

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2007*

		Fractional
	Number of	Undivided Interest	Net Asset
	Shares	Represented by	Value per
	Outstanding	Each Share	Share	Symbol	CUSIP

BLDRS Asia 50 ADR Index Fund:	3,600,000	1/3,600,000	$35.94	ADRA	09348R102
BLDRS Developed Markets 100 ADR
Index Fund:	5,800,000	1/5,800,000	$32.81	ADRD	09348R201
BLDRS Emerging Markets 50 ADR
Index Fund:	14,200,000	1/14,200,000	$52.84	ADRE	09348R300
BLDRS Europe 100 ADR Index Fund:	1,700,000	1/1,700,000	$34.07	ADRU	09348R409

Glossary:	All defined terms used in this Prospectus and page numbers on which their definitions appear are listed in the Glossary beginning on page 101

Sponsor:	PowerShares Capital Management LLC (previously the sponsor was Nasdaq Global Funds, Inc.)

Distributor:	ALPS Distributors, Inc.

Trustee:	The Bank of New York

Licensor:	The Bank of New York

Depositary:	The Depository Trust Company (“DTC”)

Trust Agreement and Indenture:	Dated and Effective as of November 8, 2002 by and between the Sponsor and the Trustee.*

Beneficial Owner:	Owners of beneficial interests in Shares are referred to as “Beneficial Owners.”

Record Dates:	Quarterly, currently anticipated to be the Second (2nd) Business Day after the third (3rd) Friday in each of March, June, September and December.**

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.**

Fiscal Year:	September 30

Estimated Ordinary Operating Expenses of Each Fund:	30/100th of one percent (inclusive of Trustee’s annual fee of 6/100th of one percent to 10/100th of one percent) of the net asset value (“NAV”) of the relevant Fund.***

Valuation Time:	Closing time of the regular trading session on Nasdaq (ordinarily 4:00 p.m. New York time).

Business Day:	Any day that Nasdaq is open for business, or that the Funds are open for business as required by Section 22(e) of the Investment Company Act of 1940 (“1940 Act”).

Mandatory Termination Date:	If a Fund is terminated pursuant to the terms of the Trust Agreement and Indenture, the Mandatory Termination Date shall be the date on which the last security held by a Fund matures, is sold, is redeemed, or upon any other disposition as the case may be.

ii

Discretionary Termination:	At the discretion of the Sponsor, a Fund may be terminated if at any time after three (3) years following the initial Portfolio Deposit such value is less than $350,000,000, adjusted for inflation.****

Calculation of the Composition of the Portfolio Deposit for Creation Units:	The Trustee, through the National Securities Clearing Corporation (“NSCC”), makes available on each Business Day, immediately prior to the opening of business on Nasdaq (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each of the securities comprising a Fund’s relevant BNY ADR Index (each an “Index Security”) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Fund. Such Portfolio Deposit is applicable, subject to any adjustments, in order to effect creations and redemptions of Creation Units of a given Fund until such time as the next-announced composition of the Portfolio Deposit is made available.

Modification to the Trust Agreement and Indenture:	The Trust Agreement and Indenture for each Fund may be modified unilaterally by the Sponsor to effect certain changes, and may be otherwise modified by a vote of the Beneficial Owners of the outstanding Shares of the relevant Fund under certain circumstances.

*	The Trust Agreement and Indenture became effective and the initial deposit for each Fund was made on November 8, 2002 (“Initial Date of Deposit”).

**	See “Distributions to Beneficial Owners.”

***	See “Expenses of a Fund” and the “Trustee”

****	A Fund may also be terminated under other circumstances. See “Termination of a Fund.”

iii

THE FUNDS

Each Fund is an “index fund” that holds publicly-traded Depositary Receipts of non-U.S. companies in a particular geographic region or market represented by a specified relevant benchmark BNY ADR Index. The Shares of each Fund represent an undivided interest in the portfolio of Depositary Receipts held by each Fund. The Shares of each Fund are separate from the underlying securities that are represented by the Shares. Each Fund seeks to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY ADR Index. Each BNY ADR Index is developed by the Licensor from a universe of Depositary Receipts defined by The Bank of New York ADR IndexSM (“BNY ADR Composite Index”). Dow Jones & Company, Inc. (“Dow Jones”) acts as “index calculation agent” in connection with the calculation and dissemination of each BNY ADR Index and the free-float adjusted market capitalization methodology of Dow Jones is employed. See “Selection Criteria, Construction and Maintenance Standards for the BNY ADR Indexes.”

Depositary Receipts are negotiable U.S. securities that generally represent a non-U.S. company’s publicly traded equity or debt. Depositary Receipts are created when a broker purchases the non-U.S. company’s shares on that company’s home stock market and delivers those shares to the depositary’s local custodian bank, who then instructs the depositary bank, such as The Bank of New York, to issue Depositary Receipts. Depositary Receipts may also be purchased in the U.S. secondary trading market. Depositary Receipts may trade freely, just like any other security, either on an exchange, Nasdaq or in the over-the-counter market, and can be used to raise capital.

Indexing is an investment strategy for tracking, as closely as possible, the performance of a specified market benchmark, or “index.” An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets — such as a U.S. or foreign country stock market. Other indexes cover market segments such as small-capitalization stocks or long-term bonds, or particular industries. An index fund holds all, or a representative sample, of the securities that make up its target index. Unlike actively managed funds, index (or “passively managed”) funds do not buy and sell securities based on research and analysis. Rather, index funds simply attempt to mirror what the target index does, for better or worse. An index fund does not always perform exactly like its target index. Like all investment companies, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

The Funds are designed for investors seeking a relatively low cost approach to investing and may be suitable for long-term investment in the market or market segment represented in the relevant benchmark BNY ADR Index. Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument. The Shares have been designed to be tradable in a secondary market on Nasdaq on an intraday basis in lots of any size and to be created and redeemed principally in-kind in Creation Units at each day’s next calculated NAV. The Funds utilize a low cost “passive” or “indexing” investment approach to attempt to approximate the investment performance of their relevant benchmark BNY ADR Indexes.

The Shares provide investors with a security whose market value should approximate 1/15th the value of the relevant benchmark BNY ADR Index. Thus, for example, if the BNY ADR Index were at 750, investors might expect a Share to trade at approximately $50. Note, however, that the market price of a Share should also reflect its share of any current and undistributed dividends accumulated on the securities in such Fund’s portfolio and may also be affected by supply and demand, market volatility, investor sentiment and other factors. Therefore, over time, the market value of a Share may not approximate 1/15th the value of its relevant benchmark BNY ADR Index.

This prospectus provides information about the four Funds. The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR IndexSM; The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR IndexSM; The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR IndexSM; and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR IndexSM. Each Fund normally holds at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.

THE FUNDS, INDEXES AND TICKER SYMBOLS

BLDRS Asia 50 ADR Index Fund (Symbol: ADRA)

The BNY Asia 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2007 representing the securities issued by 50 of the most actively traded companies from the Asian market having a free-float market capitalization ranging from over $5 billion to over $176 billion.

BLDRS Developed Markets 100 ADR Index Fund (Symbol: ADRD)

The BNY Developed Markets 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2007 representing the securities issued by 100 of the most actively traded companies from international developed markets having a free-float market capitalization ranging from over $9 billion to over $220 billion.

BLDRS Emerging Markets 50 ADR Index Fund (Symbol: ADRE)

The BNY Emerging Markets 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2007 representing the securities issued by 50 of the most actively traded companies from the emerging markets having a free-float market capitalization ranging from over $5 billion to over $68 billion.

BLDRS Europe 100 ADR Index Fund (Symbol: ADRU)

The BNY Europe 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2007 representing the securities issued by 100 of the most actively traded companies from the European market having a free-float market capitalization ranging from over $3 billion to over $220 billion.

RISKS OF INVESTING IN THE FUNDS

General Risks

Depositary Receipts.  Each Fund holds the securities of non-U.S. and non-Canadian companies in the form of Depositary Receipts, New York shares and Global Shares. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. New York shares are typically issued by a company incorporated in the Netherlands and represent a direct interest in the company. Unlike traditional Depositary Receipts, New York share programs do not involve custody of the Dutch shares of the company. Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement. ADRs and GDRs trade in foreign currencies that differ from the currency the underlying security for each ADR or GDR principally trades in. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. ADRs, GDRs, New York shares, and Global Shares are collectively referred to as “Depositary Receipts.” Generally, ADRs, and New York shares in registered form, are designed for use in the U.S. securities markets. GDRs, in registered form, are tradable both in the United States and in Europe and are designed for use throughout the world. Global Shares are represented by the same share certificate in both the U.S. and the home market. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar. Global Shares may also be eligible to list on exchanges in addition to the United States and home country. A Fund may hold unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States;

therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

Equity Risk.  An investment in a Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the securities held by a Fund (“Fund Securities”) and thus in the value of Shares). Equity securities and therefore Depositary Receipts are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Currency Risk.  The underlying securities of the Depositary Receipts in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Market Risk.  Since the underlying securities of the Depositary Receipts in a Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares.

Liquidity Risk.  Although the Depositary Receipts in the relevant benchmark BNY ADR Indexes are listed on a national securities exchange or Nasdaq there can be no assurance that a market for Depositary Receipts will be made or maintained or that any such market will be or remain liquid. The price at which a Fund’s securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Non-Diversification Risk.  The Depositary Receipts of particular issuers, or of issuers in particular industries, may represent a large portion of a BNY ADR Index. If a Fund holds large positions in securities of a fewer number of issuers, a Fund is more susceptible to any single economic, political, market or regulatory event than an investment company that is more broadly diversified across issuers.

Indexing Risk.  Each Fund is a unit investment trust registered under the 1940 Act and is not a managed fund. Traditional methods of investment management for a managed fund typically involve continuing evaluation and changes to a portfolio of securities on the basis of economic, financial and market analyses. The only purchases and sales that are made with respect to a Fund’s portfolio will be those necessary to create a portfolio that is designed to correspond generally, before fees and expenses, to the relevant benchmark BNY ADR Index to the extent practicable. Because no attempt is made to “manage” a Fund in the traditional sense, the adverse financial condition of an issuer will not be the basis for the sale of its securities from a Fund’s portfolio unless the issuer is removed from the relevant benchmark BNY ADR Index.

Changes to a Fund’s relevant benchmark BNY ADR Index may cause the Trustee to make corresponding portfolio adjustments. Some or all of the BNY ADR Indexes may have relatively high component turnover ratios that will require the Trustee to buy Index Securities or sell Portfolio Securities for the relevant Fund in order to create a portfolio that is designed to correspond generally, before fees and expenses, to the Fund’s relevant benchmark BNY ADR Index. If the composition of a BNY ADR Index changes frequently and thus the Trustee is required to buy Index Securities or sell Portfolio Securities frequently, there could be adverse tax consequences and other expenses to shareholders of such Fund. See “The Portfolios — Change to a BNY ADR Index” and “The Portfolios — Adjustments to Portfolios.”

Substitution Risk.  While the Licensor often chooses a replacement company for the BNY ADR Composite Index with some characteristics in common with a company or companies removed from the index, a replacement company may have little in common with the company it replaces.

Foreign Limitation Risk.  A Participating Party’s ability to acquire Deposit Securities may be limited if the creation of new Deposit Securities would cause any foreign ownership limits for the foreign securities underlying the Deposit Securities to be exceeded. If this were to happen, it is possible that a Participating Party’s ability to create Shares may be adversely affected.

Correlation Risk.  The Sponsor believes that over time the correlation between each Fund’s performance and that of its relevant benchmark BNY ADR Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. A Fund’s return may not match the return of its relevant benchmark BNY ADR Index as a result of Fund expenses and other factors. For example, a rebalancing of a Fund’s holdings may at times be necessary to reflect changes in the composition of its relevant benchmark BNY ADR Index. Rebalancing will result in transaction and other costs and could result in the realization of capital gains or losses.

Investment Company Tax Diversification.  Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code of 1986, as amended (“Code”), in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code could limit the ability of a Fund to meet its investment objective.

Fluctuation of Net Asset Value and Market Value.  The NAV of the Shares will fluctuate with changes in the market value of the securities held in each Fund’s portfolio. The market prices of Shares will fluctuate in accordance with changes in NAV and supply and demand in the secondary market. The Sponsor cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related, but not identical to, the same forces influencing the prices of the Depositary Receipts of the relevant benchmark BNY ADR Index trading individually or in the aggregate at any point in time. However, given that Shares can be created and redeemed in Creation Units, the Sponsor believes that large discounts or premiums to the NAV of Shares should not be sustained.

Trading Halts.  Trading in Shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in Shares inadvisable. In addition, trading in Shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq “circuit breaker” rules.

De-Listing from Nasdaq.  There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of Shares of any Fund will continue to be met or remain unchanged. Nasdaq may but is not required to remove the Shares of a Fund from listing if: (1) the Fund has more than 60 days remaining until termination and there are fewer than 50 Beneficial Owners of the Shares for 30 or more consecutive trading days; (2) the value of the relevant benchmark BNY ADR Index or portfolio of securities on which such Fund is based is no longer calculated or available; or (3) such other event will occur or condition exists that, in the opinion of Nasdaq, makes further dealings on Nasdaq inadvisable. In addition, Nasdaq will remove the Shares from listing and trading upon termination of a Fund.

Termination of a Fund.  The Sponsor may direct the Trustee to terminate and liquidate a Fund at any time prior to three years following the Initial Date of Deposit if the net assets of a Fund fall below $150,000,000 or if at any time three years following the Initial Date of Deposit such value is less than $350,000,000 as adjusted for inflation. The Trustee may also terminate a Fund upon the agreement of the Beneficial Owners of 66 2/3% of the Fund’s outstanding Shares. The Trustee will terminate and liquidate a Fund if one of the following events occurs: (1) DTC is unwilling or unable to continue to perform its functions and a comparable replacement is unavailable; (2) NSCC no longer provides clearance services with respect to the Fund’s Shares, or the Trustee is no longer a participant in NSCC; (3) the Licensor ceases publishing the Fund’s relevant benchmark BNY ADR Index; (4) the License Agreement is terminated; (5) the Fund’s Shares are de-listed from Nasdaq; (6) the Sponsor resigns or is unable to perform its duties and the Trustee has not appointed a successor and has not itself agreed to act as sponsor; (7) the Trustee resigns or is removed and no successor trustee is appointed; or (8) on the Mandatory Termination Date.

Upon the termination of a Fund, the Trustee will, within a reasonable time after the termination of the Fund, sell the Fund’s Securities and, after making provisions for the Fund’s liabilities, distribute the proceeds to the Beneficial Owners. See “Termination of a Fund.” In the event the process of terminating a Fund begins and until the date on which the Fund is terminated, the trading pattern of such Fund’s Shares could be negatively effected.

Risk Factors Specific to Each Fund

Each Fund is subject to the additional risks associated with concentrating its investments in companies in the market sector that its relevant benchmark BNY ADR Index targets. Additional Fund specific risks include:

BLDRS Asia 50 ADR Index Fund

Special Risks of Countries in the Asia Pacific Region.  Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Japanese economy and financial markets have experienced considerable difficulty since 1990. The Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country’s banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of non-performing loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Emerging Markets Risk.  The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those countries defined as “emerging” or “developing” by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Political Instability.  Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

BLDRS Developed Markets 100 ADR Index Fund

Movement of Developed Markets.  As increased globalization of Developed Markets occurs, Developed Markets may tend to move in tandem with the U.S. market. This would cause values of Depositary Receipts of issuers located in Developed Markets to rise and fall in tandem with securities issued by U.S. companies, and would reduce their asset allocation/diversification benefits for U.S. investors.

Japanese Market Risk.  Certain of the risks associated with international investments are heightened for investments in Japan. The Japanese economy and financial markets have experienced considerable difficulty since 1990. The Japanese stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country’s banks and financial institutions vulnerable because of their large share portfolios. Japanese banks have been left with large numbers of non-performing loans. The Japanese economy labors under a heavy government budget deficit and historically low interest rates. As a result of these factors, several high-profile bankruptcies of Japanese banks, brokerage firms and insurance companies have occurred.

BLDRS Emerging Markets 50 ADR Index Fund

Emerging Markets Risk.  The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

Political Instability.  Many emerging markets are in countries with histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

BLDRS Europe 100 ADR Index Fund

Movement of European Markets.  As increased globalization of the world’s markets occurs, European Markets may tend to move in tandem with the U.S. market. This would cause values of Depositary Receipts of issuers located in Europe to rise and fall in tandem with securities issued by U.S. companies, and would reduce their asset allocation/diversification benefits for U.S. investors.

BAR CHARTS AND TABLES

The bar chart on the next page entitled “Annual Total Return for the BLDRS Asia 50 ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2007)” for the BLDRS Asia 50 ADR Index Fund (“Table”) provide some indication of the risks of investing in the BLDRS Asia 50 ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the BNY Asia 50 ADR Index and the MSCI AC Asia Pacific Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Asia 50 ADR Index Fund for each full calendar year since its inception on November 8, 2002. During the period shown on the next page (January 1, 2003 through December 31, 2007), the highest quarterly return for the BLDRS Asia 50 ADR Index Fund was 16.87% for the quarter ended September 30, 2005, and the lowest was -7.82% for the quarter ended March 31, 2003.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.powershares.com.

Annual Total Return for the BLDRS Asia 50 ADR Index Fund

Source: The Bank of New York

Average Annual Total Returns
(for periods ending December 31, 2007)

	Past	Past	Since
	One Year	Five Years	Inception(2)

BLDRS Asia 50 ADR Index Fund Return Before Taxes(1)	6.16%	18.59%	17.20%
Return After Taxes on Distributions(1)	5.35%	18.02%	16.62%
Return After Taxes on Distributions and Redemption of Creation Units(1)	4.00%	16.09%	14.83%
BNY Asia 50 ADR Index(3)	5.57%	18.92%	17.66%
MSCI AC Asia Pacific Index(3)	14.64%	20.10%	21.55%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Investment operations commenced on November 8, 2002.

(3)	Does not reflect deduction for fees, expenses or taxes.

Source: The Bank of New York

BLDRS ASIA 50 ADR INDEX FUND
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

Source: The Bank of New York

The bar chart on the next page entitled “Annual Total Return for the BLDRS Developed Markets 100 ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2007)” for the BLDRS Developed Markets 100 ADR Index Fund (“Table”) provide some indication of the risks of investing in the BLDRS Developed Markets 100 ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the BNY Developed Markets 100 ADR Index and the MSCI EAFE Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Developed Markets 100 ADR Index Fund for each full calendar year since its inception on November 8, 2002. During the period shown on the next page (January 1, 2003 through December 31, 2007), the highest quarterly return for the BLDRS Developed Markets 100 ADR Index Fund was 19.37% for the quarter ended December 31, 2003, and the lowest was -8.24% for the quarter ended March 31, 2003.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.powershares.com.

Annual Total Return for the BLDRS Developed Markets 100 ADR Index Fund

Source: The Bank of New York

AVERAGE ANNUAL TOTAL RETURNS
(FOR PERIODS ENDING DECEMBER 31, 2007)

	Past	Past	Since
	One Year	Five Years	Inception(2)

BLDRS Developed Markets 100 ADR Index Fund Return Before Taxes(1)	12.28%	19.22%	18.47%
Return After Taxes on Distributions(1)	10.54%	18.16%	17.43%
Return After Taxes on Distributions and Redemption of Creation Units(1)	7.97%	16.32%	15.67%
BNY Developed Markets 100 ADR Index(3)	12.44%	19.89%	19.10%
MSCI EAFE Index(3)	11.63%	22.08%	21.39%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Investment operations commenced on November 8, 2002.

(3)	Does not reflect deduction for fees, expenses or taxes.

Source: The Bank of New York

BLDRS Developed Markets 100 ADR Index Fund
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

Source: The Bank of New York

The bar chart on the next page entitled “Annual Total Return for the BLDRS Emerging Markets 50 ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2007)” for the BLDRS Emerging Markets 50 ADR Index Fund (“Table”) provide some indication of the risks of investing in the BLDRS Emerging Markets 50 ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the BNY Emerging Markets 50 ADR Index and the MSCI Emerging Markets Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Emerging Markets 50 ADR Index Fund for each full calendar year since its inception on November 8, 2002. During the period shown on the next page (January 1, 2003 through December 31, 2007), the highest quarterly return for the BLDRS Emerging Markets 50 ADR Index Fund was 23.29% for the quarter ended June 30, 2003, and the lowest was -9.45% for the quarter ended March 31, 2003.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.powershares.com.

Annual Total Return For The BLDRS Emerging Markets 50 ADR Index Fund

Source: The Bank of New York

Average Annual Total Returns
(for periods ending December 31, 2007)

	Past	Past	Since
	One Year	Five Years	Inception(2)

BLDRS Emerging Markets 50 ADR Index Fund Return Before Taxes(1)	43.45%	37.36%	36.20%
Return After Taxes on Distributions(1)	42.58%	36.24%	35.09%
Return After Taxes on Distributions and Redemption of Creation Units(1)	28.17%	33.01%	31.97%
BNY Emerging Markets 50 ADR Index(3)	43.50%	38.01%	36.89%
MSCI Emerging Markets Index(3)	39.78%	37.46%	36.17%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Investment operations commenced on November 8, 2002.

(3)	Does not reflect deduction for fees, expenses or taxes.

Source: The Bank of New York

BLDRS Emerging Markets 50 ADR Index Fund
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

Source: The Bank of New York

The bar chart on the next page entitled “Annual Total Return for the BLDRS Europe 100 ADR Index Fund” and the table on the next page entitled “Average Annual Total Returns (for periods ending December 31, 2007)” for the BLDRS Europe 100 ADR Index Fund (“Table”) provide some indication of the risks investing in the BLDRS Europe 100 ADR Index Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the performance of the BNY Europe 100 ADR Index and the MSCI AC Europe Index. Past performance (both before and after tax) is not necessarily an indication of how the Fund will perform in the future.

The after-tax returns presented on the next page are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown on the next page. After-tax returns are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The total return in the bar chart on the next page, as well as the total and after-tax returns presented in the Table, do not reflect Transaction Fees payable by those persons purchasing and redeeming Creation Units or brokerage commissions incurred by those persons purchasing and selling Shares in the secondary market. The total and after-tax returns may be reduced if they were to reflect Transaction Fees and brokerage commissions. (see footnotes to the Table). The total and after-tax returns reflect contractual fee waivers agreed to by the Sponsor. Without these fee waivers, total and after-tax returns could be reduced.

The bar chart shows the performance of the BLDRS Europe 100 ADR Index Fund for each full calendar year since its inception on November 8, 2002. During the period shown on the next page (January 1, 2003 through December 31, 2007), the highest quarterly return for the BLDRS Europe 100 ADR Index Fund was 21.37% for the quarter ended December 31, 2003, and the lowest was -8.61% for the quarter ended March 31, 2003.

For more information about Fund performance, including the premiums and discounts at which Shares trade, see the Fund website at www.powershares.com.

Annual Total Return for the BLDRS Europe 100 ADR Index Fund

Source: The Bank of New York

Average Annual Total Returns
(for periods ending December 31, 2007)

	Past	Past	Since
	One Year	Five Years	Inception(2)

BLDRS Europe 100 ADR Index Fund Return Before Taxes(1)	16.21%	20.75%	20.03%
Return After Taxes on Distributions(1)	13.41%	19.31%	18.63%
Return After Taxes on Distributions and Redemption of Creation Units(1)	10.51%	17.47%	16.86%
BNY Europe 100 ADR Index(3)	16.50%	21.31%	20.53%
MSCI AC Europe Index(3)	15.17%	20.06%	23.13%

(1)	Includes all applicable fees and expenses and is based on the Fund’s NAV.

(2)	Investment operations commenced on November 8, 2002.

(3)	Does not reflect deduction for fees, expenses or taxes.

Source: The Bank of New York

BLDRS Europe 100 ADR Index Fund
GROWTH OF $10,000 INVESTMENT
SINCE INCEPTION*

*	Past performance is not necessarily an indication of how the Fund will perform in the future.

Source: The Bank of New York

FEES AND EXPENSES

The expenses of each Fund are accrued daily and reflected in the NAV of each Fund. After reflecting contractual waivers and reductions, each Fund currently is accruing ordinary operating expenses at an annual rate of 0.30%. See “Expenses of a Fund.”

					BLDRS
					Emerging
	BLDRS Asia		BLDRS Developed		Markets 50		BLDRS Europe
	50 ADR		Markets 100 ADR		ADR Index		100 ADR
	Index Fund		Index Fund		Fund		Index Fund

I. SHAREHOLDER TRANSACTION EXPENSES(a)
A. CREATION TRANSACTION FEE
Through NSCC(b)		$500		$1,000		$500		$1,000
Outside NSCC(b)	Up to $	2,000	Up to $	4,000	Up to $	2,000	Up to $	4,000
B. REDEMPTION TRANSACTION FEE
Through NSCC(c)		$500		$1,000		$500		$1,000
Outside NSCC(c)	Up to $	2,000	Up to $	4,000	Up to $	2,000	Up to $	4,000
II. ESTIMATED ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Trustee Fees(d)		0.10%		0.10%		0.10%		0.10%
License Fees(e)		0.06%		0.06%		0.06%		0.06%
Marketing Expenses		0.15%		0.14%		0.18%		0.07%
Other Operating Expenses		0.05%		0.06%		0.02%		0.13%

Total		0.36%		0.36%		0.36%		0.36%

Less Expenses Waived by the Licensor(e)		(0.06)%		(0.06)%		(0.06)%		(0.06)%

Less Expenses Assumed by the Sponsor(e)		0.00%		0.00%		0.00%		(0.00)%

Net Expenses after Waivers and Assumptions		0.30%		0.30%		0.30%		0.30%

(a)	Only investors purchasing or redeeming Shares in Creation Units will pay the transaction expenses described in Part I of the Fees and Expenses Table. Shareholders purchasing Shares in the secondary market will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

(b)	The creation transaction fee is the same regardless of the number of Creation Units being purchased pursuant to any one creation order. One Creation Unit consists of 50,000 Shares.

(c)	The redemption transaction fee is the same regardless of the number of Creation Units being redeemed pursuant to any one redemption order. One Creation Unit consists of 50,000 Shares.

(d)	The Trustee’s annual fee for each Fund ranges from 0.06% to 0.10% per year, based on average net assets of the relevant Fund. See “Fees and Expenses.” For the fiscal year ended September 30, 2007, the Trustee’s annual fee for each Fund, as a percentage of net assets of each Fund was 0.10%.

(e)	In the event a Fund’s ordinary operating expenses exceed 0.30% of its average net assets, until the Sponsor determines otherwise, the Sponsor has undertaken to reimburse such Fund for all ordinary operating expenses in excess of such amount. To the extent during such period that ordinary operating expenses of a Fund exceed such 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses.

Example of Expenses:

An investor would pay the following expenses on a $10,000 investment, assuming (1) the estimated operating expense ratio of 0.30% set forth in “Fees and Expenses” section above for the fiscal year ended September 30, 2007, and for subsequent fiscal years, the absence of the Sponsor’s undertaking that each Fund’s ordinary operating expenses will not exceed 0.30% of the NAV of such Fund and an operating expense ratio of 0.36% of the NAV of the BLDRS Asia 50 ADR Index Fund, 0.36% of the NAV of the BLDRS Developed Markets 100 ADR Index Fund; 0.36% of the NAV of the BLDRS Emerging Markets 50 ADR Index Fund; and 0.36% of the NAV of the BLDRS Europe 100 ADR Index Fund; and a 5% annual return on investment throughout the periods for each Fund.

Cumulative Expenses Paid for Period of:

	1 Year	3 Years	5 Years	10 Years

BLDRS Asia 50 ADR Index Fund	$31	$110	$196	$449
BLDRS Developed Markets 100 ADR Index Fund	$31	$110	$196	$449
BLDRS Emerging Markets 50 ADR Index Fund	$31	$110	$196	$449
BLDRS Europe 100 ADR Index Fund	$31	$110	$196	$449

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission (“SEC”) regulations applicable to mutual funds. Although each Fund is a unit investment trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, each Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the relevant Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the relevant Fund’s total assets.

See “Expenses of a Fund” in this Prospectus for additional information regarding expenses.

Cumulative Expenses Paid for Period of:

	1 Year	3 Years	5 Years	10 Years

BLDRS Asia 50 ADR Index Fund	$31	$97	$169	$381
BLDRS Developed Markets 100 ADR Index Fund	$31	$97	$169	$381
BLDRS Emerging Markets 50 ADR Index Fund	$31	$97	$169	$381
BLDRS Europe 100 ADR Index Fund	$31	$97	$169	$381

The example above assumes the reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by SEC regulations applicable to mutual funds.1 Although each Fund is a unit investment trust rather than a mutual fund, this information is represented to permit a comparison of fees. The example should not be considered a representation of past or future expenses or annual rate of return; the actual expenses and annual rate of return may be more or less than those assumed for purposes of this example. Investors should also note that the presentation of a $10,000 investment is for illustration purposes only. Pursuant to an exemptive order obtained from the SEC, each Fund may reimburse the Sponsor for certain expenses relating to the printing and distribution of marketing materials describing its Shares and the relevant Fund, annual licensing fees and federal and state annual registration fees for the issuance of Shares up to 0.30% of the relevant Fund’s total assets.

1 An investor would pay the following expenses on a $10,000 investment, assuming the estimated operating expense ratio of 0.30% set forth in “Fees and Expenses” section above for the fiscal year ended September 30, 2007, and for subsequent fiscal years, the presence of the Sponsor’s undertaking that each Fund’s ordinary operating expenses will not exceed 0.30% of the net asset value of such Fund, and a 5% annual return on investment throughout the periods for each Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
AND FINANCIAL STATEMENTS

To the Sponsor, Trustee and the Unitholders of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the “Trust”), comprising of the BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe 100 ADR Index Fund (each a “Fund”), as of September 30, 2007, and the related statements of operations and changes in net assets for each of the three years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each respective Fund constituting the BLDRS Index Funds Trust at September 30, 2007, the results of their operations and the changes in their net assets for each of the three years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/  Ernst & Young LLP

New York, New York
January 28, 2008

BLDRS INDEX FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2007

	BLDRS	BLDRS Developed
	Asia 50	Markets 100 ADR
	ADR Index Fund	Index Fund

Assets:
Investment in securities, at value (cost $107,393,043 and $167,668,306, respectively)	$129,248,278	$190,283,370
Cash	—	634,762
Dividends receivable	308,537	285,045
Other receivable	—	11,480
Receivable from securities sold	1,806,779	496,049

Total assets	131,363,594	191,710,706

Liabilities:
Payable for securities purchased	810,389	322,327
Distribution payable	651,882	868,492
Cash overdraft	307,917	—
Payable to Trustee	9,230	19,946
Accrued expenses	216,280	177,247

Total liabilities	1,995,698	1,388,012

Net assets	$129,367,896	$190,322,694

Net assets represented by:
Paid in capital	$105,877,804	$165,459,618
Undistributed (distributions in excess of) net investment income	24,819	(449,845)
Accumulated net realized gain on investment transactions	1,610,038	2,697,857
Net unrealized appreciation of investments	21,855,235	22,615,064

Net assets	$129,367,896	$190,322,694

Shares of beneficial interest outstanding, unlimited shares authorized, $.001 par value:	3,600,000	5,800,000

Net asset value per share: (net assets / shares of beneficial interest outstanding)	$35.94	$32.81

See accompanying notes to financial statements.

BLDRS INDEX FUNDS TRUST

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2007

	BLDRS Emerging	BLDRS
	Markets 50	Europe 100
	ADR Index Fund	ADR Index Fund

Assets:
Investment in securities, at value (cost $534,475,816 and $47,577,778, respectively)	$750,247,179	$57,918,933
Cash	8,656,563	235,086
Dividends receivable	1,220,929	95,720
Receivable from units created	2,498	—
Other receivable	—	6,238

Total assets	$760,127,169	$58,255,977

Liabilities:
Payable for securities purchased	5,267,870	—
Distribution payable	3,481,223	275,281
Payable to Trustee	88,603	3,656
Accrued expenses	935,038	53,960

Total liabilities	9,772,734	332,897

Net assets	$750,354,435	$57,923,080

Net assets represented by:
Paid in capital	$537,584,286	$46,498,515
Distributions in excess of net investment income	(1,014,583)	(93,038)
Accumulated net realized gain (loss) on investment transactions	(1,986,631)	1,176,448
Net unrealized appreciation of investments	215,771,363	10,341,155

Net assets	$750,354,435	$57,923,080

Shares of beneficial interest outstanding, unlimited shares authorized, $.001 par value:	14,200,000	1,700,000

Net asset value per share: (net assets / shares of beneficial interest outstanding)	$52.84	$34.07

See accompanying notes to financial statements.

BLDRS ASIA 50 ADR INDEX FUND OF
THE BLDRS INDEX FUNDS TRUST

STATEMENTS OF OPERATIONS

	Year Ended September 30,
	2007	2006	2005

Investment income:
Dividend income*	$2,377,837	$1,530,075	$568,483
Expenses:
Trustee fees	119,976	82,174	25,351
Marketing expenses	175,568	107,259	17,629
Licensing fees	72,847	49,330	15,201
SEC filing fees	8,075	5,642	2,382
Professional fees	47,195	50,124	42,399
Other fees and expenses	9,113	1,321	5,467

Total expenses	432,774	295,850	108,429
Less expenses waived by the Licensor	(72,847)	(49,330)	(15,201)
Less expenses assumed by the Sponsor	—	—	(17,176)

Net expenses	359,927	246,520	76,052

Net investment income	2,017,910	1,283,555	492,431

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	1,707,786	29,021	(53,156)
Net realized gain on in-kind redemption	4,323,236	6,417,295	847,392
Net change in unrealized appreciation / depreciation of investments	17,179,543	(1,246,785)	5,287,468

Net realized and unrealized gain on investments	23,210,565	5,199,531	6,081,704

Net increase in net assets resulting from operations	$25,228,475	$6,483,086	$6,574,135

*	Net of foreign taxes withheld of $157,808, $80,799 and $35,551 for the years ended September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS DEVELOPED MARKETS 100 ADR INDEX
FUND OF THE BLDRS INDEX FUNDS TRUST

STATEMENTS OF OPERATIONS

	Year Ended September 30,
	2007	2006	2005

Investment income:
Dividend income*	$3,014,159	$1,491,882	$681,496
Expenses:
Trustee fees	109,507	52,325	23,206
Marketing expenses	152,134	50,138	17,629
Licensing fees	66,880	31,378	13,911
SEC filing fees	10,123	3,190	4,192
Professional fees	42,740	41,214	42,399
Other fees and expenses	14,017	10,108	7,486

Total expenses	395,401	188,353	108,823
Less expenses waived by the Licensor	(66,880)	(31,378)	(13,911)
Less expenses assumed by the Sponsor	—	—	(25,294)

Net expenses	328,521	156,975	69,618

Net investment income	2,685,638	1,334,907	611,878

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	3,711,844	(948,483)	(36,561)
Net realized gain on in-kind redemptions	5,108,943	1,638,012	666,359
Net change in unrealized appreciation / depreciation of investments	13,400,542	5,133,512	3,674,714

Net realized and unrealized gain on investments	22,221,329	5,823,041	4,304,512

Net increase in net assets resulting from operations	$24,906,967	$7,157,948	$4,916,390

*	Net of foreign taxes withheld of $377,707, $188,154 and $74,024 for the years ended September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENTS OF OPERATIONS

	Year Ended September 30,
	2007	2006	2005

Investment income:
Dividend income*	$10,602,940	$6,795,886	$1,555,142
Expenses:
Trustee fees	462,767	302,603	60,664
Marketing expenses	858,301	544,897	60,011
Licensing fees	282,150	181,795	36,335
SEC filing fees	25,969	3,109	20,763
Professional fees	47,195	40,959	42,399
Other fees and expenses	26,255	16,241	5,678

Total expenses	1,702,637	1,089,604	225,850
Less expenses waived by the Licensor	(282,150)	(181,795)	(36,335)
Less expenses assumed by the Sponsor	—	—	(7,522)

Net expenses	1,420,487	907,809	181,993

Net investment income	9,182,453	5,888,077	1,373,149

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	(596,271)	(1,054,055)	(260,177)
Net realized gain on in-kind redemptions	26,999,724	34,602,813	20,493,497
Net change in unrealized appreciation / depreciation of investments	202,115,293	1,335,904	12,232,690

Net realized and unrealized gain on investments	228,518,746	34,884,662	32,466,010

Net increase in net assets resulting from operations	$237,701,199	$40,772,739	$33,839,159

*	Net of foreign taxes withheld of $1,092,673, $583,290 and $143,657 for the years ended September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS EUROPE 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENTS OF OPERATIONS

	Year Ended September 30,
	2007	2006	2005

Investment income:
Dividend income*	$1,371,031	$736,696	$362,667
Expenses:
Trustee fees	44,669	24,750	13,021
Marketing expenses	31,206	—	17,629
Licensing fees	27,181	14,838	7,799
SEC filing fees	2,126	350	2,423
Professional fees	47,195	45,669	42,482
Other fees and expenses	8,811	5,105	7,318

Total expenses	161,188	90,712	90,672
Less expenses waived by the Licensor	(27,181)	(14,838)	(7,799)
Less expenses assumed by the Sponsor	—	(1,625)	(43,810)

Net expenses	134,007	74,249	39,063

Net investment income	1,237,024	662,447	323,604

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	1,869,307	(690,109)	19,950
Net realized gain on in-kind redemptions	—	3,546,226	1,097,943
Net change in unrealized appreciation / depreciation of investments	7,703,178	260,342	997,866

Net realized and unrealized gain on investments	9,572,485	3,116,459	2,115,759

Net increase in net assets resulting from operations	$10,809,509	$3,778,906	$2,439,363

*	Net of foreign taxes withheld of $178,969, $98,938 and $40,787 for the years ended September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS ASIA 50 ADR INDEX FUND OF THE
BLDRS INDEX FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2007	2006	2005

Increase (decrease) in net assets:
Operations:
Net investment income	$2,017,910	$1,283,555	$492,431
Net realized gain on investment transactions	6,031,022	6,446,316	794,236
Net change in unrealized appreciation / depreciation of investments	17,179,543	(1,246,785)	5,287,468

Net increase in net assets resulting from operations	25,228,475	6,483,086	6,574,135

Distributions to Unitholders from:
Net investment income	(2,060,340)	(1,257,748)	(444,378)

Unitholder transactions:
Proceeds from subscriptions of BLDRS Asia 50 ADR Index Fund shares	25,925,178	69,936,560	20,602,282
Less redemptions of BLDRS Asia 50 ADR Index Fund shares	(13,454,710)	(20,477,411)	(3,342,084)

Increase in net assets due to unitholder transactions	12,470,468	49,459,149	17,260,198

Total increase	35,638,603	54,684,487	23,389,955
Net assets:
Beginning of period	93,729,293	39,044,806	15,654,851

End of period(a)	$129,367,896	$93,729,293	$39,044,806

(a)	Includes undistributed net investment income of $24,819, $67,249 and $41,442 at September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2007	2006	2005

Increase (decrease) in net assets:
Operations:
Net investment income	$2,685,638	$1,334,907	$611,878
Net realized gain on investment transactions	8,820,787	689,529	629,798
Net change in unrealized appreciation / depreciation of investments	13,400,542	5,133,512	3,674,714

Net increase in net assets resulting from operations	24,906,967	7,157,948	4,916,390

Distributions to Unitholders from:
Net investment income	(3,045,557)	(1,375,148)	(641,817)

Unitholder transactions:
Proceeds from subscriptions of BLDRS Developed Markets 100 ADR Index Fund shares	114,130,255	26,540,700	35,950,604
Less redemptions of BLDRS Developed Markets 100 ADR Index Fund shares	(15,485,028)	(5,376,994)	(3,306,224)

Increase in net assets due to unitholder transactions	98,645,227	21,163,706	32,644,380

Total increase	120,506,637	26,946,506	36,918,953
Net assets:
Beginning of period	69,816,057	42,869,551	5,950,598

End of period(a)	$190,322,694	$69,816,057	$42,869,551

(a)	Includes distributions in excess of net investment income of $(449,845), $(89,926) and $(49,685) at September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS EMERGING MARKETS 50 ADR INDEX FUND
OF THE BLDRS INDEX FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2007	2006	2005

Increase (decrease) in net assets:
Operations:
Net investment income	$9,182,453	$5,888,077	$1,373,149
Net realized gain on investment transactions	26,403,453	33,548,758	20,233,320
Net change in unrealized appreciation / depreciation of investments	202,115,293	1,335,904	12,232,690

Net increase in net assets resulting from operations	237,701,199	40,772,739	33,839,159

Distributions to Unitholders from:
Net investment income	(9,937,606)	(5,489,387)	(1,979,397)

Unitholder transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50 ADR Index Fund shares	356,067,421	259,584,545	268,885,566
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares	(108,125,246)	(243,518,262)	(95,448,564)

Increase in net assets due to unitholder transactions	247,942,175	16,066,283	173,437,002

Total increase	475,705,768	51,349,635	205,296,764
Net assets:
Beginning of period	274,648,667	223,299,032	18,002,268

End of period(a)	$750,354,435	$274,648,667	$223,299,032

(a)	Includes distributions in excess of net investment income of $(1,014,583), $(259,430) and $(658,120) at September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS EUROPE 100 ADR INDEX FUND OF THE BLDRS
INDEX FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,
	2007	2006	2005

Increase (decrease) in net assets:
Operations:
Net investment income	$1,237,024	$662,447	$323,604
Net realized gain on investment transactions	1,869,307	2,856,117	1,117,893
Net change in unrealized appreciation / depreciation of investments	7,703,178	260,342	997,866

Net increase in net assets resulting from operations	10,809,509	3,778,906	2,439,363

Distributions to Unitholders from:
Net investment income	(1,236,505)	(665,155)	(411,679)
Realized gain on investments	—	(10,739)	(6,500)

Total distributions	(1,236,505)	(675,894)	(418,179)

Unitholder transactions:
Proceeds from subscriptions of BLDRS Europe 100 ADR Index Fund shares	18,459,072	17,160,130	20,992,044
Less redemptions of BLDRS Europe 100 ADR Index Fund shares	—	(19,023,153)	(3,379,368)

Increase in net assets due to unitholder transactions	18,459,072	(1,863,023)	17,612,676

Total increase	28,032,076	1,239,989	19,633,860
Net assets:
Beginning of period	29,891,004	28,651,015	9,017,155

End of period(a)	$57,923,080	$29,891,004	$28,651,015

(a)	Includes distributions in excess of net investment income of $(93,038), $(93,557) and $(101,998) at September 30, 2007, 2006 and 2005, respectively.

See accompanying notes to financial statements.

BLDRS INDEX FUNDS TRUST
FINANCIAL HIGHLIGHTS

BLDRS ASIA 50 ADR INDEX FUND

					For the Period
					November 8,
					2002*
	Year Ended September 30,				to September 30,
	2007	2006	2005	2004	2003

Net asset value, beginning of period(4)	$29.29	$26.03	$20.87	$19.29	$16.25
Investment operations:
Net investment income(1)(4)	0.55	0.45	0.44	0.32	0.20
Net realized and unrealized gain on investments(4)	6.65	3.25	5.07	1.50	3.00

Total from investment operations	7.20	3.70	5.51	1.82	3.20
Less distributions from:
Net investment income(4)	(0.55)	(0.44)	(0.35)	(0.24)	(0.16)

Net asset value, end of period	$35.94	$29.29	$26.03	$20.87	$19.29

Total investment return(2)	24.70%	14.03%	26.63%	9.45%	19.73	%**
Ratios and Supplemental data:
Net assets, end of period (000’s)	$129,368	$93,729	$39,045	$15,655	$2,893
Ratios to average net assets:
Expenses before expenses waived and/ or assumed	0.36%	0.36%	0.43%	0.95%	0.52	%***
Expenses after expenses waived and/ or assumed	0.30%	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/ or assumed	1.60%	1.50%	1.81%	0.86%	1.20	%***
Net investment income after expenses waived and/ or assumed	1.66%	1.56%	1.94%	1.51%	1.42	%***
Portfolio turnover rate(3)	21.98%	9.71%	14.89%	17.16%	18.65	%**

BLDRS INDEX FUNDS TRUST
FINANCIAL HIGHLIGHTS — (Continued)

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

					For the Period
					November 8,
					2002*
	Year Ended September 30,				to September 30,
	2007	2006	2005	2004	2003

Net asset value, beginning of period(4)	$26.85	$23.82	$19.84	$16.78	$15.02
Investment operations:
Net investment income(1)(4)	0.75	0.65	0.58	0.40	0.33
Net realized and unrealized gain on investments(4)	5.96	3.03	3.93	3.06	1.76

Total from investment operations	6.71	3.68	4.51	3.46	2.09
Less distributions from:
Net investment income(4)	(0.75)	(0.65)	(0.53)	(0.40)	(0.33)

Net asset value, end of period	$32.81	$26.85	$23.82	$19.84	$16.78

Total investment return(2)	25.18%	15.56%	22.98%	20.69%	13.50	%**
Ratios and Supplemental data:
Net assets, end of period (000’s)	$190,323	$69,816	$42,870	$5,951	$5,034
Ratios to average net assets:
Expenses before expenses waived and/ or assumed	0.35%	0.36%	0.47%	1.58%	0.56	%***
Expenses after expenses waived and/ or assumed	0.30%	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/ or assumed	2.35%	2.49%	2.47%	0.76%	2.23	%***
Net investment income after expenses waived and/ or assumed	2.41%	2.55%	2.64%	2.04%	2.49	%***
Portfolio turnover rate(3)	22.94%	8.33%	7.91%	13.74%	9.45	%**

BLDRS INDEX FUNDS TRUST
FINANCIAL HIGHLIGHTS — (Continued)

BLDRS BLDRS EMERGING MARKETS 50 ADR INDEX FUND

					For the Period
					November 8,
					2002*
	Year Ended September 30,				to September 30,
	2007	2006	2005	2004	2003

Net asset value, beginning of period(5)	$32.31	$27.23	$18.00	$15.94	$12.64
Investment operations:
Net investment income(1)(5)	0.81	0.60	0.51	0.40	0.23
Net realized and unrealized gain on investments(5)	20.53	5.07	9.17	2.53	3.30

Total from investment operations	21.34	5.67	9.68	2.93	3.53
Less distributions from:
Net investment income(5)	(0.81)	(0.59)	(0.45)	(0.34)	(0.23)
Realized gain on investments(5)	—	—	—	(0.53)	—

Total distributions	(0.81)	(0.59)	(0.45)	(0.87)	(0.23)

Net asset value, end of period	$52.84	$32.31	$27.23	$18.00	$15.94

Total investment return(2)	66.50%	20.76%	54.38%	18.48%	27.76	%**
Ratios and Supplemental data:
Net assets, end of period (000’s)	$750,354	$274,649	$223,299	$18,002	$6,374
Ratios to average net assets:
Expenses before expenses waived and/ or assumed	0.36%	0.36%	0.37%	0.84%	0.50	%***
Expenses after expenses waived and/ or assumed	0.30%	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/ or assumed	1.89%	1.89%	2.19%	1.75%	1.78	%***
Net investment income after expenses waived and/ or assumed	1.95%	1.95%	2.26%	2.29%	1.98	%***
Portfolio turnover rate(3)	14.38%	2.64%	25.53%	16.46%	16.21	%**

BLDRS INDEX FUNDS TRUST
FINANCIAL HIGHLIGHTS — (Continued)

BLDRS EUROPE 100 ADR INDEX FUND

					For the Period
					November 8,
					2002*
	Year Ended September 30,				to September 30,
	2007	2006	2005	2004	2003

Net asset value, beginning of period(4)	$27.17	$23.88	$20.04	$16.56	$14.98
Investment operations:
Net investment income(1)(4)	0.85	0.68	0.56	0.46	0.37
Net realized and unrealized gain on investments(4)	6.87	3.34	3.89	3.45	1.57

Total from investment operations	7.72	4.02	4.45	3.91	1.94
Less distributions from:
Net investment income(4)	(0.82)	(0.72)	(0.59)	(0.43)	(0.36)
Realized gain on investments(4)	—	(0.01)	(0.02)	—	—

Total distributions	(0.82)	(0.73)	(0.61)	(0.43)	(0.36)

Net asset value, end of period	$34.07	$27.17	$23.88	$20.04	$16.56

Total investment return(2)	28.66%	17.02%	22.45%	23.72%	12.45	%**
Ratios and Supplemental data:
Net assets, end of period (000’s)	$57,923	$29,891	$28,651	$9,017	$2,485
Ratios to average net assets:
Expenses before expenses waived and/ or assumed	0.36%	0.37%	0.69%	1.12%	0.60	%***
Expenses after expenses waived and/ or assumed	0.30%	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/ or assumed	2.67%	2.61%	2.08%	1.54%	2.55	%***
Net investment income after expenses waived and/ or assumed	2.73%	2.68%	2.48%	2.36%	2.85	%***
Portfolio turnover rate(3)	18.92%	6.87%	8.43%	11.91%	7.96	%**

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

*	Commencement of operations.

**	Not annualized

***	Annualized

(1)	Calculated using average shares outstanding method.

(2)	Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)	Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)	On July 10, 2006, there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

(5)	On July 10, 2006, there was a 4 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 4 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2007

1.	Organization

BLDRS Index Funds Trust (the “Trust”) is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund, Inc. (“Asia”), BLDRS Developed Markets 100 ADR Index Fund, Inc. (“Developed Markets”), BLDRS Emerging Markets 50 ADR Index Fund, Inc. (“Emerging Markets”) and BLDRS Europe 100 ADR Index Fund, Inc. (“Europe”) (each a “Fund” and collectively the “Funds”), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by the respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Asia 50 ADR Index, The BNY Developed Markets 100 ADR Index, The BNY Emerging Markets 50 ADR Index and The BNY Europe 100 ADR Index, respectively.

Each Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of each respective Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Funds and their initial registration as investment companies.

PowerShares Capital Management LLC is the Sponsor of the Trust and The Bank of New York is the Trustee. Effective March 21, 2007, sponsorship of the Trust was transferred to PowerShares Capital Management, LLC pursuant to a transaction agreement between PowerShares Capital Management, LLC and The Nasdaq Stock Market, Inc., the parent of the former sponsor, Nasdaq Global Funds, Inc.

2.	Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation

Portfolio securities are valued at the closing sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued at fair value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee’s appraising the value of the securities in good faith on the bid side of the market, or (e) by any combination thereof.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income to their unitholders quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

3.	Federal Income Tax

At September 30, 2007, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions and the tax character of distributions. These reclassifications had no effect on net assets of the Funds.

		Net Decrease to
	Net Increase to	Accumulated Net
	Undistributed Net	Realized Gain on	Net Increase to
	Investment Income	Investment	Paid in Capital

Asia	—	$4,323,228	$4,323,228
Developed Markets	—	5,108,797	5,108,797
Emerging Markets	—	26,940,346	26,940,346
Europe	—	—	—

Distributions during the fiscal year ended September 30, 2007, 2006 and 2005 were characterized for tax purposes as follows:

	Ordinary Income			Long-Term Capital Gains
	Year Ended September 30,			Year Ended September 30,
	2007	2006	2005	2007	2006	2005

Asia	$2,060,340	$1,257,748	$444,378	$—	$—	$—
Developed Markets	3,045,557	1,375,148	641,817	—	—	—
Emerging Markets	9,937,606	5,489,387	1,979,397	—	—	—
Europe	1,236,505	654,006	411,679	—	21,888	6,500

During the fiscal year ending September 30, 2007, the Asia and Developed Markets utilized capital loss carry forwards of $9,494 and $51,223, respectively.

At September 30, 2007, the components of accumulated earnings/ deficit on a tax basis were as follows:

	Undistributed	Unrealized	Accumulated Capital	Undistributed Long
	Ordinary Income	Appreciation	and Other Losses	Term Capital Gain

Asia	$964,272	$21,233,407	$—	$1,944,296
Developed Markets	1,079,686	22,394,157	—	2,257,724
Emerging Markets	2,606,472	213,385,002	—	259,898
Europe	182,244	10,306,117	—	1,211,487

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

4.	Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including the fees of the Trustee and reimbursements to the Sponsor for expenses of the Sponsor relating to the marketing of the Funds and for payments to The Bank of New York (the “Licensor”) for a license to use BNY Asia 50 ADR Index, BNY Developed Markets 100 ADR Index, BNY Emerging Markets 50 ADR Index and BNY Europe 100 ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. The Sponsor pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Funds, and is reimbursed by the Funds for such payments, subject to waiver provisions discussed on the following page.

In accordance with the Trust Agreement, the Trustee maintains the Funds’ accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the Index Securities of their respective indices.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Fee as a Percentage of Net
Net Asset Value of the Fund	Asset Value of the Fund

$0 — $499,999,999*	10/100 of 1% per annum
$500,000,000 — $2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*	The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated and is computed each business day on the basis of the net asset value of the Fund on such day.

Marketing expenses for the year ended September 30, 2007, 2006 and 2005, represent expenses incurred by the Sponsor on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2007, and until determined otherwise, the ordinary operating expenses of each Fund as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

For the years ended September 30, 2007, 2006 and 2005, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	Expenses Waved by Licensor			Expenses Assumed by the Sponsor
	Year Ended September 30,			Year Ended September 30,
	2007	2006	2005	2007	2006	2005

Asia	$72,847	$49,330	$15,201	$—	$—	$17,176
Developed Markets	66,880	31,378	13,911	—	—	25,294
Emerging Markets	282,150	181,795	36,335	—	—	7,522
Europe	27,181	14,838	7,799	—	1,625	43,810

5.	Transactions in Shares of the BLDRS Index Funds Trust

	For the Year Ended September 30,
	2007	2006	2005
	Shares	Shares	Shares

Asia shares sold	800,000	800,000	300,000
Asia shares split*	—	2,300,000	—
Asia shares redeemed	(400,000)	(400,000)	(50,000)

Net increase	400,000	2,700,000	250,000

Developed Markets shares sold	3,700,000	600,000	550,000
Developed Markets shares split*	—	1,600,000	—
Developed Markets share redeemed	(500,000)	(200,000)	(50,000)

Net increase	3,200,000	2,000,000	500,000

Emerging Markets shares sold	8,550,000	3,050,000	2,700,000
Emerging Markets shares split**	—	7,050,000	—
Emerging Markets shares redeemed	(2,850,000)	(3,650,000)	(900,000)

Net increase	5,700,000	6,450,000	1,800,000

Europe shares sold	600,000	350,000	300,000
Europe shares split*	—	600,000	—
Europe shares redeemed	—	(250,000)	(50,000)

Net increase	600,000	700,000	250,000

*	Split 3 for 1 on July 10, 2006

**	Split 4 for 1 on July 10, 2006

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process, BLDRS Developed Markets 100 ADR Clearing Process, BLDRS Emerging Markets 50 ADR Clearing Process and BLDRS Europe 100 ADR Clearing Process is $10 per each security “name” in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For years ended September 30, 2007, 2006 and 2005, the Trustee earned the following amounts in transaction fees:

	Transaction Fee Earned by Trustee
	Year Ended September 30,
	2007	2006	2005

Asia	$5,000	$5,500	$3,500
Developed Markets	27,000	6,000	9,000
Emerging Markets	31,500	17,500	5,500
Europe	6,000	5,000	4,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2007, 2006 or 2005.

6.	Investment Transactions

For the years ended September 30, 2007, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds’ shares, as follows:

	Purchases	Sales

Asia	$26,671,905	$26,607,352
Developed Markets	$25,797,099	$25,544,728
Emerging Markets	$67,549,407	$67,532,261
Europe	$8,663,448	$8,563,302

At September 30, 2007, the Funds’ cost of investments for federal income tax purposes and unrealized appreciation /(depreciation) was as follows:

	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	(Depreciation)	Appreciation

Asia	$108,014,871	$27,990,904	$6,757,497	$21,233,407
Developed Markets	$167,889,213	$24,435,843	$2,041,686	$22,394,157
Emerging Markets	$536,862,177	$216,944,311	$3,559,309	$213,385,002
Europe	$47,612,816	$10,729,475	$423,358	$10,306,117

7.	Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

BLDRS INDEX FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

8.	Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

9.	Related Party Transactions

During the fiscal year ended September 30, 2007, 2006 and 2005 the Trust paid $224,122, $139,431, and $57,122 respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx is an affiliate of the Trustee.

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments
September 30, 2007

Depositary Receipts	Shares	Value

Toyota Motor Corporation	128,840	$15,056,242
BHP Billiton Ltd.	142,908	11,232,569
Mitsubishi Ufj Financial Group Inc.	829,912	7,535,601
China Mobile HK Ltd.	71,034	5,827,629
MIZUHO FINANCIAL	505,717	5,729,774
Canon Inc.	102,102	5,543,118
Honda Motor Co., Ltd.	155,715	5,194,652
POSCO	25,837	4,618,880
Sony Corp	84,901	4,080,342
Westpac Banking Corp	31,216	3,926,973
Taiwan Semiconductor Manufacturing Co., Ltd.	378,273	3,828,123
Mitsui and Company Ltd.	7,301	3,694,306
China Life Insurance Co. Ltd.	39,812	3,432,591
Matsushita Electrical Industrial Co., Ltd.	182,852	3,391,905
Petrochina Co.	15,973	2,956,762
Nomura Holdings	162,390	2,703,794
Infosys Technologies Ltd.	48,664	2,354,851
Kookmin Bank	28,658	2,349,669
Nissan Motor Co., Ltd.	107,262	2,146,313
CNOOC Ltd.	12,399	2,063,566
NTT Docomo, Inc.	143,804	2,047,769
Fuji Photo Film Co., Ltd.	43,843	2,010,640
Shinhan Financial Group Co. Ltd.	14,907	1,912,568
Hitachi Ltd.	28,394	1,877,979
Nippon Telegraph & Telephone Corporation	77,715	1,808,428
Icici Bank Ltd.	34,183	1,802,128
China Petroleum and Chemical Corporation	14,296	1,759,981
Kyocera Corporation	16,017	1,492,624
United Microelectronics Corporation	303,331	1,088,958
China Unicom	50,975	1,062,319
TLK	20,958	1,023,170
Korea Electric Power Corporation	43,671	1,010,984
AU Optronics Corporation	59,363	1,004,422

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments —(Continued)

Depositary Receipts	Shares	Value

TDK Corporation	10,976	$960,400
China Telecom Corp. Ltd.	11,823	904,341
Chungwha Telecom Co., Ltd.	44,302	818,701
SK Telecom Co., Ltd.	27,302	810,869
Kubota Corporation	19,393	792,398
HDFC Bank Ltd.*	7,297	781,728
Nidec Corporation	41,351	724,883
Aluminum Corp. of China*	10,014	701,280
Santos Ltd. (stosy)	12,689	679,496
Satyam Computer Services Ltd.	25,994	672,985
Alumina Ltd.	24,789	627,162
Siliconware Precision Industries	51,175	619,218
Lihir Gold Ltd.*	16,225	584,587
Makita Corporation*	12,269	533,333
Focus Media Hldg Ltd.*	8,922	517,654
Telecom Corp of New Zealand	30,041	509,495
Advantest Corporation	14,202	440,118

Total Investments (Cost $107,393,043)		$129,248,278

BLDRS Asia 50 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments —(Continued)

The securities of the Fund’s investment portfolio categorized by sector group, as a percentage of total investments at value, are as follows:

Sector Classification	Value	Percentage

Banks	$22,745,091	17.60%
Automobiles & Parts	22,397,207	17.33
Mobile Telecommunications	13,018,059	10.08
Mining	11,817,156	9.14
Technology Hardware & Equipment	9,847,887	7.62
Leisure Goods	9,230,668	7.14
Oil & Gas Producers	9,115,412	7.05
Fixed Line Telecommunications	7,511,402	5.81
Electronic & Electrical Equipment	4,604,981	3.57
Software & Computer Services	4,267,419	3.30
Support Services	3,694,306	2.86
Life Insurance	3,432,591	2.66
General Finance	2,703,794	2.09
Industrial Metals	2,007,938	1.55
Electricity	1,010,984	0.78
Industrial Engineering	792,398	0.61
Household Goods	533,333	0.41
Media	517,652	0.40

Total	$129,248,278	100.00%

*	Non-income producing security for the year ended September 30, 2007.

BLDRS Developed Markets 100 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments
September 30, 2007

Depositary Receipts	Shares	Value

BP plc	104,562	$7,251,375
HSBC Holdings PLC	77,403	7,167,518
Vodafone Group PLC	174,292	6,326,800
Total S.A.	74,228	6,014,695
Toyota Motor Corporation	49,718	5,810,045
GlaxoSmithKline plc	92,838	4,938,982
Royal Dutch Shell PLC (A shs)	59,861	4,919,377
Nokia Corporation	129,286	4,903,818
Novartis AG	81,320	4,469,347
BHP Billiton Ltd.	55,147	4,334,554
Banco Santander S.A.	205,616	3,970,445
Siemens AG	28,056	3,850,686
Telefonica, S.A.	45,825	3,839,219
Royal Dutch Shell PLC (B shs)	45,358	3,723,892
UBS AG	64,712	3,445,914
Allianz Aktiengesellschaft	147,654	3,435,909
ABN AMRO Holding N.V.	62,785	3,296,213
DaimlerChrysler AG*	32,304	3,236,861
ING Group	72,489	3,211,988
ENI SPA	40,301	2,972,602
Anglo American Plc	88,299	2,953,602
Mitsubishi Ufj Financial Group Inc.	320,256	2,907,924
Sanofi-Aventis	68,413	2,902,079
Banco Bilbao Vizcaya Argentaria, S.A.	123,218	2,868,515
Rio Tinto PLC	8,192	2,813,133
BHP Billiton PLC	38,268	2,751,852
Barclays PLC	55,969	2,721,213
AXA	59,155	2,638,905
AstraZeneca PLC	48,682	2,437,508
Credit Suisse Group	34,298	2,274,986
MIZUHO	195,152	2,211,072
Canon Inc.	39,400	2,139,026
Deutsche Bank AG*	16,439	2,110,603
France Telecom	62,216	2,080,503
Lloyds TSB Group PLC	46,389	2,062,455
Arcelor mittal	26,106	2,045,666

BLDRS Developed Markets 100 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments — (Continued)

Depositary Receipts	Shares	Value

Honda Motor Co., Ltd.	60,089	$2,004,569
ABB Ltd.	74,358	1,950,404
Ericsson LM Telephone Company	48,734	1,939,613
Deutsche Telekom AG	97,927	1,922,307
Diageo Plc	21,381	1,875,755
SAPAG	29,851	1,751,358
Unilever N.V.	56,373	1,739,107
British American Tobacco PLC	23,685	1,704,846
BT Group plc	26,632	1,673,289
Koninklijke Philips Electronics N.V.	35,407	1,591,191
Sony Corporation	32,762	1,574,542
Enel S.p.A	27,554	1,553,219
Westpac Banking Corp	12,046	1,515,387
Mitsui and Company Ltd.	2,817	1,425,402
National Grid Plc	17,145	1,375,543
Unilever PLC	43,073	1,364,122
Matsushita Electrical Industrial Co., Ltd.	70,561	1,308,907
Prudential PLC	40,441	1,247,605
Veolia Environment	12,910	1,112,067
Royal KPN N.V.	63,403	1,101,310
Telecom Italia S.p.A	36,077	1,092,051
Nomura Holdings	62,665	1,043,372
Norsk Hydro ASA	23,769	1,030,386
Imperial Tobacco Group PLC	11,137	1,021,931
National Bank of Greece S.A.	78,128	1,008,632
Repsol YPF SA	26,009	923,320
Aegon NV	47,705	907,826
Endesa SA	15,336	875,839
Nissan Motor Co., Ltd.	41,391	828,234
Cadbury Schweppes PLC	17,288	804,238
Novo Nordisk A/S	6,607	799,711
NTT Docomo Inc.*	55,493	790,220
Fuji Photo Film Co., Ltd.	16,919	775,905
Alcatel	75,933	772,998
Allied Irish Banks PLC	15,097	731,752
Hitachi Ltd.	10,957	724,696

BLDRS Developed Markets 100 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments — (Continued)

Depositary Receipts	Shares	Value

CRH PLC	17,864	$716,168
Sratoil ASA	20,723	702,924
Nippon Telegraph and Telephone Corporation	29,989	697,844
Syngenta AG	16,025	694,363
Bank of Ireland	8,074	609,022
VOLVO AB	35,010	607,424
Kyocera Corporation	6,181	576,007
Reuters	6,919	548,400
WPP Group PLC	7,941	536,018
Reed Elsevier, PLC	10,436	526,496
ASML Holding N.V.*	15,951	524,153
British Sky Broadcasting Group PLC	8,827	503,669
Shire PLC*	6,076	449,502
Hellenic Telecommunications Org.*	23,195	435,834
Infineon Technologies AG*	24,637	423,264
Reed Elsevier NV*	11,044	419,341
UPM Kymmene Corp	17,390	418,751
Pearson	26,558	410,587
Portugal Telecom SGPS S.A.*	28,242	396,518
Smith and Nephew PLC*	6,223	381,097
Invesco Ltd.*	13,794	376,576
TDK Corp*	4,236	370,650
Wolseley plc	21,737	369,964
Stora Enso OYJ*	18,798	363,553
STMicroelectronics	21,667	362,922
Fresenius Medical Care AG*	6,085	322,870
ElanPLc*	15,327	322,480
Delhaize Group*	3,290	316,037

Total Investments (cost $167,668,306)		$190,283,370

BLDRS Developed Markets 100 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments — (Continued)

The securities of the Fund’s investment portfolio categorized by sector group, as a percentage of total investments at value, are as follows:

Sector Classification	Value	Percentage

Banks	$38,362,954	20.16%
Oil & Gas Producers	27,538,571	14.47
Pharmaceuticals & Biotechnology	16,319,609	8.58
Fixed Line Telecommunications	13,238,875	6.96
Mining	12,853,141	6.75
Automobiles & Parts	11,879,709	6.24
Technology Hardware & Equipment	11,604,491	6.10
Electronic & Electrical Equipment	7,472,443	3.93
Mobile Telecommunications	7,117,020	3.74
Nonlife Insurance	6,074,814	3.19
Life Insurance	5,367,419	2.82
Leisure Goods	5,250,545	2.76
Food Producers	3,907,467	2.05
Media	2,944,511	1.55
Tobacco	2,726,777	1.43
Gas, Water & Multiutilities	2,487,610	1.31
Electricity	2,429,058	1.28
Industrial Metals	2,045,666	1.07
Beverages	1,875,755	0.99
Support Services	1,795,366	0.94
Software & Computer Services	1,751,358	0.92
General Finance	1,419,948	0.75
Forestry & Paper	782,304	0.41
Construction & Materials	716,168	0.38
Heath Care Equipment & Services	703,967	0.37
Chemicals	694,363	0.36
Industrial Engineering	607,424	0.32
Food & Drug Retailers	316,037	0.17

Total	$190,283,370	100.00%

*	Non-income producing security for the year ended September 30,2007.

BLDRS Emerging Markets 50 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments
September 30, 2007

Depository Receipts	Shares	Value

China Mobile HK Ltd.	604,268	$49,574,147
America Movil SAB de CV	618,293	39,570,752
POSCO	219,786	39,291,143
Companhia Vale Do Rio Doce (PDS)	1,369,138	38,951,976
Petroleo Brasileiro SA (PDS)	561,146	36,306,146
Taiwan Semiconductor Manufacturing Co. Ltd.	3,217,855	32,564,693
Petroleo Brasileiro SA	407,206	30,744,053
Companhia Vale Do Rio Doce	874,540	29,673,142
China Life Insurance Co. Ltd.	338,669	29,200,041
Petrochina Co.	135,873	25,151,451
Teva Pharmaceutical Industries	547,893	24,364,802
Banco Bradesco S.A.	725,983	21,322,121
Infosys Technologies Ltd.	413,974	20,032,202
Kookmin Bank*	243,781	19,987,604
Banco Itau	367,584	18,607,102
CNOOC Ltd.	105,473	17,553,871
Cemex SA. de CV*	567,942	16,992,825
Shinhan Financial Group Co., Ltd.	126,812	16,269,980
Icici Bank Ltd.	290,788	15,330,343
China Petroleum and Chemical Corporation	121,612	14,971,653
Sasol Ltd.	344,607	14,814,655
Unibanco-Uniao de Bancos Brasileiros SA	77,743	10,227,092
Mobile Telesystems OJSC	137,461	9,527,422
United Microelectronics Corporation	2,580,350	9,263,457
China Unicom Ltd.	433,632	9,036,891
Tenaris SA	169,400	8,913,828
Grupo Televisa SA	361,050	8,726,579
P.T. Telekomunikasi Indonesia Tbk	178,286	8,703,923
Companhia de Bebidas das Americas	117,893	8,621,515
Korea Electric Power Corp	371,494	8,600,086
AU Optronics Corporation	504,986	8,544,363
Telefonos de Mexico SA de CV	242,809	7,981,132
China Telecom Corp. Ltd.	100,573	7,692,829

BLDRS Emerging Markets 50 ADR Index Fund
of the BLDRS Index
Funds Trust

Schedule of Investments — (Continued)

Depository Receipts	Shares	Value

Chunghwa Telecom Ltd.	376,867	$6,964,502
SK Telecom Co., Ltd.	232,250	6,897,825
Gold Fields Ltd.	369,653	6,687,023
HDFC Bank	62,074	6,649,988
Companhia Siderurgica Nacional	90,447	6,378,322
Vimpel Communications OJSC	231,462	6,258,732
Aluminum Corporation of China Ltd.*	85,189	5,965,786
Fomento Economico Mexicano SA	156,624	5,857,738
Gerdau SA	223,342	5,856,027
Satyam Computer Services Ltd.	221,123	5,724,874
Anglogold Ashanti Ltd.	116,032	5,440,740
Siliconeware Precision	435,335	5,267,554
Compania Energitica De Miras*	198,460	4,233,152
Embraer-Empresa Brasileira De Aeronautica	91,951	4,038,488
KT Corporation	147,794	3,702,240
Telkom SA Limited	35,629	3,614,562
Woori Finance Holdings Co. Ltd.*	52,578	3,595,807

Total Investments (Cost $534,475,816)		$750,247,179

BLDRS Emerging Markets 50 ADR Index Fund
of the BLDRS Index
Funds Trust

Schedule of Investments — (Continued)

The securities of the Fund’s investment portfolio categorized by sector group, as a percentage of total investments at value, are as follows:

Sector Classification	Value	Percentage

Oil & Gas Producers	$139,541,829	18.60%
Mobile Telecommunications	120,865,769	16.11
Banks	111,990,039	14.93
Mining	80,752,881	10.76
Industrial Metals	66,405,106	8.85
Technology Hardware & Equipment	55,640,067	7.42
Fixed Line Telecommunications	38,659,188	5.15
Life Insurance	29,200,041	3.89
Software & Computer Services	25,757,076	3.43
Pharmaceuticals & Biotechnology	24,364,802	3.25
Construction & Materials	16,992,825	2.27
Beverages	14,479,253	1.93
Electricity	12,833,238	1.71
Media	8,726,579	1.16
Aerospace & Defense	4,038,486	0.54

Total	$750,247,179	100.00%

*	Non-income producing security for the year ended September 30,2007.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments
September 30, 2007

Depository Receipts	Shares	Value

BP plc	37,168	$2,577,601
HSBC Holdings PLC	27,514	2,547,796
Vodafone Group PLC	61,955	2,248,967
Total S.A.	26,385	2,137,977
GlaxoSmithKline PLC	33,001	1,755,653
ROYAL Dutch Shell PLC (A shs)	21,278	1,748,626
Nokia Corporation	45,957	1,743,149
Novartis AG	28,907	1,588,729
Banco Santander S.A	73,090	1,411,368
Siemens AG	9,973	1,368,794
Telefonica, S.A.	16,289	1,364,692
ROYAL Dutch Shell PLC (B shs)	16,123	1,323,698
UBS AG*	23,003	1,224,910
Allianz Aktiengesellschaft	52,486	1,221,349
ABN AMRO Holding N.V.	22,318	1,171,695
DaimlerChrysler AG*	11,483	1,150,597
ING Group	25,768	1,141,780
ENI SPA	14,326	1,056,686
Anglo American PLC	31,387	1,049,895
Sanofi-Aventis	24,319	1,031,612
Banco Bilbao Vizcaya Argentaria, S.A.	43,800	1,019,664
Rio Tinto PLC	2,912	999,981
BHP Billiton PLC	13,603	978,192
Barclays PLC	19,895	967,295
AXA	21,028	938,059
AstraZeneca PLC	17,305	866,461
Credit Suisse Group	12,192	808,695
Deutsche Bank AG	5,844	750,311
France Telecom	22,116	739,559
Lloyds TSB Group PLC	16,490	733,145
Arcelor Mittal	9,280	727,181
ABB Ltd.	26,432	693,311
Ericsson LM Telephone Company	17,323	689,455
Deutsche Telekom AG	34,810	683,320
Diageo Plc	7,600	666,748
SAP AG	10,611	622,547
Unilever NV	20,039	618,203
British American Tobacco PLC	8,419	606,000
BT Group plc	9,467	594,812

BLDRS Europe 100 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments — (Continued)

Depository Receipts	Shares	Value

Koninklijke Philips Electronics N.V.	12,586	$565,615
Enel S.p.A	9,795	552,144
National Grid PLC	6,094	488,922
Unilever PLC	15,311	484,899
Prudential PLC	14,375	443,469
Veolia Environnement	4,589	395,296
Royal KPN N.V.*	22,538	391,485
Telecom Italia S.p.A	12,824	388,182
Norsk Hydro ASA	8,449	366,264
Imperial Tobacco Group PLC	3,959	363,278
National Bank of Greece S.A	27,772	358,537
Repsol YPF SA	9,245	328,198
Aegon NV	16,958	322,711
Endesa SA	5,451	311,307
Cadbury Schweppes PLC*	6,145	285,865
Novo Nordisk A/S	2,348	284,202
Alcatel	26,992	274,779
Allied Irish Banks PLC	5,367	260,138
CRH PLC	6,350	254,572
StatoilHydro ASA	7,366	249,855
Syngenta AG	5,696	246,808
Bank of Ireland	2,870	216,484
Volvo AB	12,445	215,921
Reuters Group PLC	2,459	194,900
WPP Group PLC	2,823	190,553
Reed Elsevier, PLC	3,710	187,170
ASML Holding N.V.*	5,670	186,313
British Sky Broadcasting Group PLC	3,138	179,054
Shire PLC	2,160	159,797
Hellenic Telecommunications Organization S.A.	8,245	154,924
MOBILE TELESYSTEMS	2,217	153,660
Infineon Technologies AG*	8,758	150,462
Reed Elsevier NV	3,926	149,070
UPM Kymmene Corp	6,182	148,863
Pearson PLC	9,440	145,942
Portugal Telecom SGPS SA	10,039	140,948
Smith & Nephew Group	2,212	135,463
Invesco PLC*	4,903	133,852
Wolseley PLC	7,727	131,514

BLDRS Europe 100 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments — (Continued)

Depository Receipts	Shares	Value

Stora Enso OYJ	6,682	$129,230
STMicroelectronics NV	7,702	129,009
Fresenius Medical Care AG & Co*	2,163	114,769
ELAN Corp. PLC*	5,448	114,626
Delhaize Group	1,169	112,294
CGG veritas*	1,600	104,144
Vimpel Communications	3,732	100,913
Carnival PLC	1,996	94,830
Air France -KLM	2,348	86,383
Rexam PLC*	1,501	85,467
Coca-Cole Hellenic Bottling Comp S.A*	1,290	75,465
Ryanair Holding PLC*	1,771	73,514
Intercontinental Hotels Group PLC*	3,498	69,470
Acergy SA*	2,278	67,657
Logitech International S.A.*	2,111	62,380
Luxxotica Group*	1,624	55,054
Business Objects S.A*	1,122	50,344
ARM Holding*	5,236	49,271
Thomson S.A*	3,171	48,326
Tomkins PLC*	2,576	48,017
Dassault Systemes S.A.*	700	45,871
Rostelecom*	668	41,970

Total Investments (Cost $47,577,778)		$57,918,933

BLDRS Europe 100 ADR Index Fund
of the
BLDRS Index Funds Trust

Schedule of Investments — (Continued)

The securities of the Fund’s investment portfolio categorized by sector group, as a percentage of total investments at value, are as follows:

Sector Classification	Value	Percentage

Banks	$9,452,306	16.32%
Fixed Line Telecommunications	6,539,949	11.29
Oil & Gas Producers	5,691,282	9.83
Media	3,880,881	6.70
Heath Care Equipment & Services	2,794,604	4.82
Technology Hardware & Equipment	2,758,540	4.77
Pharmaceuticals & Biotechnology	2,638,894	4.55
Food Producers	2,635,745	4.55
Mining	2,419,572	4.18
Travel & Leisure	2,292,466	3.96
Nonlife Insurance	2,159,408	3.73
General Industries	1,808,597	3.12
Electricity	1,746,141	3.01
Personal Goods	1,743,149	3.00
Construction & Materials	1,150,597	1.99
Beverages	1,120,002	1.93
Life Insurance	1,083,226	1.87
Software & Computer Services	1,050,510	1.81
Electronic & Electrical Equipment	822,541	1.42
Industrial Metals	727,181	1.26
Mobile Telecommunications	711,741	1.23
Food & Drug Retailers	683,320	1.18
Tobacco	675,470	1.17
Gas, Water & Multiutilities	415,716	0.72
Forestry & Paper	264,247	0.46
Leisure Goods	153,660	0.27
Oil Equipment, Services & Distribution	143,122	0.25
Support Services	112,294	0.19
Industrial Engineering	94,830	0.16
General Finance	55,054	0.10
Chemicals	48,017	0.08
Automobiles & Parts	45,871	0.08

Total	$57,918,933	100.00%

*	Non-income producing security for the year ended September 30, 2007.

CREATION AND REDEMPTION OF SHARES

Each Fund, a unit investment trust created under the laws of the State of New York pursuant to the Trust Agreement and Indenture, creates and redeems Shares only in Creation Unit size aggregations of 50,000 Shares or in multiples thereof (e.g., 100,000; 150,000; 200,000 Shares) on a continuous basis without a sales load, at the Fund’s NAV next determined after receipt, on any Business Day, of an order in proper form. Shares may be created or redeemed in one of two ways: (1) through the “Clearing Process,” which means the process of creating or redeeming Shares through the continuous net settlement system of NSCC by a participant in the CNS system of NSCC (a “Participating Party”); or (2) outside of the Clearing Process which means through DTC, by a “DTC Participant”, which party, in each case, must have executed an agreement with the relevant Fund, the Distributor and the Trustee with respect to the procedure for creations and redemptions of Creation Units (“Participant Agreement”). The Participating Party authorizes the Distributor to transmit trade instructions through the Trustee to NSCC. Participating Parties and DTC Participants are collectively referred to as “Authorized Participants.”

Investors may contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. As of September 30, 2007, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows:

BLDRS Asia 50 ADR Index Fund — $1,794,801.61.

BLDRS Developed Markets 100 ADR Index Fund — $1,640,154.16.

BLDRS Emerging Markets 50 ADR Index Fund — $2,641,531.36.

BLDRS Europe 100 ADR Index Fund — $1,703,544.35.

Creation or Redemption of Shares Through the Clearing Process

a.	Creation

Shares may be purchased from a Fund only in Creation Unit size aggregations by tendering to the Trustee an in-kind deposit of a designated portfolio of equity securities (“Deposit Securities”) per each Creation Unit, which constitutes a substantial replication of the stocks included in the relevant benchmark BNY ADR Index, a “Cash Component” plus the creation Transaction Fee. The Cash Component is an amount equal to the dividends on all Fund Securities with ex-dividend dates within the accumulation period for a dividend distribution (“Accumulation Period”), net of expenses and liabilities for such period, as if all the Fund Securities had been held by the Fund for the entire Accumulation Period, as proscribed by the Trustee, together with the Balancing Amount (as defined in “Determination of the Portfolio Deposit,” below). Together the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.”

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party must substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

Creation Units may also be purchased in advance of receipt by the Trustee of all or a portion of the Portfolio Deposit, subject to the following procedures. In these circumstances, a Participating Party intending to utilize this procedure will be required to post collateral with the Trustee outside of the NSCC consisting of: (i) cash at least equal to 115% of the closing value, on the day the order to purchase Creation Units is deemed received, of the portion of the Deposit Securities not expected to be available in the account of the Participating Party for delivery to the BLDRS Index Fund on the third Business Day following placement of such order, and (ii) such additional deposits as will reflect daily marked to the market increases (but no decreases) in such value as determined by the Trustee. This cash collateral will be required to be posted with the Trustee by 11:00 a.m. (New York time) on the morning of the Business Day following the day such order is deemed received by the Distributor, or else the order to purchase Creation Units will be cancelled. The Trustee will hold such collateral in an account separate and apart from the BLDRS Index Fund. To the extent that missing Deposit Securities are not received by a certain time or in the event a mark to market payment is not made within a certain time following notification by the Distributor that such a payment is required, the Trustee may use the cash on deposit to purchase the securities that were to be deposited. An investor will be liable to the Trustee for the costs incurred in connection with any such purchases. These costs include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such securities on the day the purchase order was received by the Distributor plus the brokerage and related transaction costs. The Trustee will return any unused portion of the cash once all of the missing securities have been properly received by the Trustee or purchased by the Trustee and deposited into a Fund. The delivery of Creation Units will occur no later than the third (3rd) Business Day following the day on which the purchase order is received by the Distributor.

b.	Redemption

Enough Shares must be accumulated in the secondary market to constitute a Creation Unit in order to have Shares redeemed by a Fund. A FUND WILL NOT REDEEM SHARES IN AN AMOUNT LESS THAN A CREATION UNIT. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

The redemption proceeds for a Creation Unit generally will be made by each Fund through delivery of designated Fund Securities (“Redemption Securities”) — as announced by the Trustee on the Business Day the request for redemption is received in proper form — plus cash in an amount equal to the difference between the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption Transaction Fee. The Redemption Securities and the Cash Redemption Amount constitute a “Redemption Payment.” It is expected that the identity and number of Fund Securities delivered to a redeeming Shareholder will be similar to the identity and number of the Deposit Securities. In the event that the Fund Securities have a value greater than the NAV of the Shares tendered for redemption, a compensating cash payment equal to the difference must be made by or through an Authorized Participant by or on behalf of the redeeming shareholder.

If the Trustee determines that a Fund Security is likely to be unavailable or available in insufficient quantity for delivery by the Trust upon redemption, the Trustee may elect to deliver the cash equivalent value of any such Fund Securities, based on its market value as of the Valuation Time on the date such redemption is deemed received by the Trustee as a part of the Cash Redemption Amount in lieu thereof.

If a redeemer is restricted by regulation or otherwise from investing or engaging in a transaction in one or more Fund Securities, the Trustee may elect to deliver the cash equivalent value based on the market value of any such Fund Securities as of the Valuation Time on the date of the redemption as a part of the Cash Redemption Amount in lieu thereof. In such case, the investor will pay the Trustee the standard Transaction Fee, and may pay an additional amount equal to the actual amounts incurred in connection with such transaction(s) but in any case not to exceed three (3) times the Transaction Fee applicable for one Creation Unit.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Fund Securities that differ in exact composition and/or weighting from the Index Securities of the relevant BNY ADR Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund’s correspondence to the composition and weighting of its relevant BNY ADR Index.

Orders to redeem Creation Units of the Funds through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Deposit Securities and the Cash Redemption Amount will be transferred to the redeeming party by the third (3rd) Business Day following the date on which such request for redemption is received in proper form by the Trustee.

Creation and Redemption of Shares Outside the Clearing Process.

a.	Creation

Shares may be purchased outside the Clearing Process by using a DTC Participant who has executed a Participant Agreement and requests such creation of Creation Units to be affected through a transfer of the Deposit Securities within the Portfolio Deposit directly through DTC. The Cash Component must be transferred directly to the Trustee through the Federal Reserve wire system. The delivery of Creation Units of Shares so created must occur no later than the third (3rd) Business Day following the day on which the purchase order is received by the Distributor.

If a Participating Party is restricted by regulation or otherwise from investing or engaging in a particular Deposit Security, the Participating Party may substitute the cash equivalent value of such Deposit Security in lieu of such Deposit Security.

b.	Redemption

Orders to redeem Creation Units outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. Such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be affected through a transfer of Shares directly through DTC.

After the receipt of an order for redemption outside the Clearing Process, the Trustee will initiate procedures to transfer the requisite Redemption Payment to be delivered to the Authorized Participant on behalf of the redeeming Beneficial Owner by the third (3rd) Business Day following the date on which such request for redemption is received by the Trustee.

At the discretion of the Trustee and NSCC, the Trustee, upon the request of a redeemer, may elect to redeem Creation Units in whole or in part by providing such redeemer with a portfolio of Funds Securities that differ in exact composition and/or weighting from the Index Securities of the relevant BNY ADR Index but not differing in NAV from the then current Portfolio Deposit. Such a redemption is likely to be made only if it were determined that it would be appropriate in order to maintain the Fund’s correspondence to the composition and weighting of its relevant BNY ADR Index.

Redemptions will be Subject to Applicable Laws.

Redemptions of Shares for Redemption Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Redemption Securities upon redemption or could not do so without first registering the Redemption Securities under such laws. If an investor is subject to a legal restriction with respect to a particular security, the investor may (at the option of the Trustee) be paid an equivalent amount of cash in lieu of such security. The Authorized Participant may request the redeeming Beneficial Owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payments, beneficial ownership of Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund: (1) for any period during which the New York Stock Exchange (“NYSE”) is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the NYSE is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the Shares’ NAV is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Creation and Redemption Transaction Fee.

To compensate the Trustee for transfer and other transaction costs involved in creation and redemption transactions made through the Clearing Process, investors will be required to pay a “Transaction Fee”, payable to the Trustee, of $10 per each security “name” in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 for BLDRS Asia 50 ADR Index Fund and BLDRS Emerging Markets 50 ADR Index Fund and to the nearest $1,000 for BLDRS Developed Markets 100 ADR Index Fund and BLDRS Europe 100 ADR Index Fund per Participating Party per day, regardless of the number of Creation Units purchased or redeemed on such day by such Participating Party. The amount of the Transaction Fee in effect at any given time will be made available upon request to the Trustee. For the year ended September 30, 2007, the Transaction Fee earned by the Trustee for each Fund was: $5,000 for BLDRS Asia 50 ADR Index Fund, $27,000 for BLDRS Developed Markets 100 ADR Index Fund, $31,500 for BLDRS Emerging Markets 50 ADR Index Fund and $6,000 for BLDRS Europe 100 ADR Index Fund. An additional charge of up to three (3) times the Transaction Fee, which fee is expressed as a percentage of the value of the Portfolio Deposit, may be imposed for (i) creations and redemptions of Creation Units outside the Clearing Process; and (ii) cash creations (to offset the Trustee’s brokerage and other transaction costs associated with using cash to purchase the requisite Portfolio Deposit). Investors are responsible for the costs of transferring the securities constituting the Portfolio Deposit to the account of a Fund.

Rejecting an Order.  The Trustee reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (a) the order is not in proper form; (b) the investor(s), upon obtaining the Shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (c) the Portfolio Deposit delivered is not as disseminated through the facilities of NSCC for that date by the Trustee, as described above; (d) acceptance of the Portfolio Deposit would have certain adverse tax consequences to the relevant Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trustee, have an adverse effect on the Trust or the rights of Beneficial Owners; or (g) in the event that circumstances outside the control of the Distributor and the Trustee make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trustee, the Distributor, DTC, NSCC or any other party in the creation process, and similar extraordinary events. The Distributor will notify the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trustee and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits nor will either of them incur any liability for the failure to give any such notification. In addition, redemption orders must be received in the proper form as described in the Participant Agreement.

All questions as to the number of shares of each security in the Portfolio Deposit and Redemption Payment, and the validity, form, eligibility and acceptance for deposit of any securities to be delivered will be determined by the Trustee, and the Trustee’s determination will be final and binding.

THE PORTFOLIOS

Relationship to the Relevant BNY ADR Index.  Because the objective of each Fund is to provide investment results that correspond generally, before fees and expenses, to the price and yield performance of the relevant benchmark BNY ADR Index, a Fund’s portfolio of securities is intended to correspond generally to its relevant benchmark BNY ADR Index and will consist of as many of the Depositary Receipts comprising the relevant benchmark BNY ADR Index as is practicable. Cash or cash items (other than dividends held for distribution) normally will not be a substantial part of a Fund’s net assets. Although a Fund may at any time not own certain of the Index Securities, a Fund will be substantially invested in Index Securities and the Sponsor believes that such investment should result in a close correspondence between the investment performance of the relevant benchmark BNY ADR Index and that derived from ownership of the Shares of the relevant Fund.

Each of the relevant benchmark BNY ADR Indexes is a capitalization-weighted index of Depositary Receipts calculated under the auspices of the Licensor. At any moment in time, the value of a BNY ADR Index equals the aggregate free-float adjusted market capitalization of each relevant component Index Security, evaluated at their respective last sale prices on Nasdaq, the NYSE, or The American Stock Exchange (“AMEX”), divided by a scaling factor (“divisor”) which yields a resulting index value in the reported magnitude.

Change to a BNY ADR Index.  Periodically, the Licensor may determine that total share quantities have changed in one or more Index Securities due to secondary offerings, repurchases, conversions or other corporate actions. The Licensor may periodically replace one or more Index Securities in the relevant benchmark BNY ADR Index due to corporate actions, bankruptcies or other market conditions, or if the issuers of such Index Securities fail to meet the criteria for inclusion in the relevant benchmark BNY ADR Index. Ordinarily, whenever there is a change in share quantities or a change in the Index Securities included in the relevant benchmark BNY ADR Index, the Licensor adjusts the divisor to assure that there is no discontinuity in the value of the relevant benchmark BNY ADR Index. Changes to the relevant benchmark BNY ADR Index will cause the Trustee to make corresponding portfolio adjustments as described below.

Adjustments to Portfolios.  As set forth in the Trust Agreement and Indenture, the Trustee will adjust the composition of a Fund’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the Index Securities of each Fund’s relevant benchmark BNY ADR Index. The Trustee aggregates certain of these adjustments and makes conforming changes to a Fund’s portfolio at least quarterly; however, modifications are made more frequently in the case of significant changes to the relevant benchmark BNY ADR Index. Specifically, the Trustee is required to adjust the composition of a Fund’s portfolio any time there is a change in the identity of any Index Security (i.e., a substitution of one security in replacement of another), which adjustment is to be made within three (3) Business Days before or after the day on which the change in the identity of such Index Security is scheduled to take effect at the close of the market. Although the investment objective of each Fund is to provide investment results which correspond generally, before fees and expenses, to the performance of the relevant benchmark BNY ADR Index, it is not always efficient to replicate identically the share composition of the relevant benchmark BNY ADR Index if the transaction costs incurred by a Fund in so adjusting the Fund’s portfolio would exceed the expected misweighting that would ensue by failing to replicate identically minor and insignificant share changes to the relevant benchmark BNY ADR Index. Accordingly, minor misweightings are generally permitted subject to the guidelines described in the following paragraph.

The Trustee is required to adjust the composition of a Fund’s portfolio of securities at any time that the weighting of any security held in a Fund’s portfolio varies in excess of one hundred and fifty percent (150%) of a specified percentage, which percentage varies from 25/100 of 1% to 2/100 of 1%, depending on the NAV of the relevant Fund (in each case, the “Misweighting Amount”), from the weighting of such security held in the Fund’s portfolio in the benchmark BNY ADR Index (a “Misweighting”). The Trustee will examine each security held in a Fund’s portfolio on each Business Day, comparing the weighting of each such security in the portfolio to the weighting of the corresponding Index Security in the relevant benchmark BNY ADR Index, based on prices at the close of the market on the preceding Business Day (a “Weighting Analysis”). In the event that there is a Misweighting in any security in excess of one hundred and fifty percent (150%) of the applicable Misweighting Amount, the Trustee will calculate an adjustment to the Fund’s portfolio in order to bring the Misweighting of such security within the Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. Also, on a monthly basis, the Trustee will perform a Weighting Analysis for each security held in a Fund’s portfolio, and in any case where there exists a Misweighting exceeding one hundred percent (100%) of the applicable Misweighting Amount, the Trustee will calculate an adjustment to the Fund’s portfolio in order to bring the Misweighting of such security within the applicable Misweighting Amount, based on prices at the close of the market on the day on which such Misweighting occurs. In the case of any adjustment to a Fund’s portfolio due to a Misweighting, the purchase or sale of securities necessitated by such adjustment will be made within three (3) Business Days of the day on which the Misweighting is determined. In addition to the foregoing adjustments, the Trustee reserves the right to make additional adjustments periodically with respect to a security held in a Fund’s portfolio that may be misweighted by an amount within the applicable Misweighting Amount in order to reduce the overall Misweighting of a Fund’s portfolio.

The foregoing guidelines with respect to Misweightings will also apply to any Index Security that: (1) is likely to be unavailable for delivery or available in insufficient quantity for delivery; (2) cannot be delivered to the Trustee due to restrictions prohibiting a creator from engaging in a transaction involving such Index Security; or (3) is not eligible to be processed through the Clearing Process. (From time to time, an Index Security may not be eligible for transfer through the Clearing Process because such security is not eligible for transfer through the systems of DTC.) Upon receipt of an order for a Creation Unit that involves such an Index Security, the Trustee will determine whether the substitution of cash will cause a Misweighting in a Fund’s portfolio with respect to such Index Security. If a Misweighting results, the Trustee will purchase the required number of shares of such Index Security on the opening of the market on the following Business Day.

Pursuant to these guidelines, the Trustee will calculate the required adjustments and will purchase and sell the appropriate securities. As a result of the purchase and sale of securities in accordance with these requirements, or the completion of a creation order, the Trustee may hold some amount of residual cash (other than cash held temporarily due to timing differences between the sale and purchase of securities or cash delivered in lieu of Index Securities or undistributed income or undistributed capital gains) as a result of such transactions, which amount will not exceed for more than five (5) consecutive Business Days 5/10th of 1% of the aggregate value of the securities. In the event that the Trustee has made all required adjustments and is left with cash in excess of 5/10th of 1% of the aggregate value of the securities held in a Fund’s portfolio, the Trustee will use such cash to purchase additional Index Securities that are under-weighted in a Fund’s portfolio as compared to their relative weightings in the relevant benchmark BNY ADR Index.

All adjustments to a Fund’s portfolio pursuant to these procedures will be non-discretionary. Portfolio adjustments will be made unless such adjustments would cause a Fund to lose its status as a “regulated investment company” under Subchapter M of the Code. Additionally, the Trustee is required to adjust the composition of a Fund’s portfolio at any time if it is necessary to insure the continued qualification of a Fund as a regulated investment company.

If the method of determining the relevant benchmark BNY ADR Index is changed by the Licensor, the Trustee and the Sponsor will have the right to amend the Trust Agreement and Indenture, without the consent of DTC or the Beneficial Owners, to conform the adjustments to such changes so that a Fund’s objective of tracking the relevant benchmark BNY ADR Index is maintained.

The Trustee will rely on data provided by the Licensor and other financial industry sources for information as to the composition and weightings of the Index Securities. If the Trustee cannot obtain or process such information or NSCC is unable to receive such information from the Trustee on any Business Day, then the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit will be used for the purposes of all adjustments and determinations, and determination of the securities portion of the Portfolio Deposit until the earlier of: (a) such time as current information with respect to the Index Securities is available; or (b) three (3) consecutive Business Days have elapsed. If such current information is not available and three (3) consecutive Business Days have elapsed, the composition and weightings of the securities held in a Fund’s portfolio (as opposed to the Index Securities) will be used for the purposes of all adjustments and determinations and determination of the securities portion of the Portfolio Deposit until current information with respect to the Index Securities is available.

In the event a Fund is terminated, the Trustee will use the composition and weightings of the Index Securities as of the date the Trustee received notice of termination for all redemptions or other required uses of the relevant index.

Mergers Involving Fund Securities.  Each Fund, as a shareholder of securities of an issuer that is the object of such merger or acquisition activity, may receive various offers from would-be acquirors of the issuer. The Trustee may not accept any such offers until the Licensor has determined that the securities of the issuer will be removed from the relevant benchmark BNY ADR Index. Securities of an issuer are often removed from the relevant benchmark BNY ADR Index only after the consummation of a merger or acquisition of such an issuer. In selling the securities of such issuer the Trustee may receive, to the extent that market prices do not provide a more attractive alternative, whatever consideration is being offered to the shareholders of such issuer that have not tendered their shares prior to such time. Any cash received in such transactions will be reinvested in Index Securities. Any securities received as a part of the consideration that are not Index Securities will be sold as soon as practicable and the cash proceeds of such sale will be invested in Index Securities.

Securities Transactions.  Purchases and sales of securities held in a Fund’s portfolio resulting from the adjustments may be made in the share amounts dictated by the foregoing specifications, whether round lot or odd lot and will include brokerage commissions and other transaction charges. Certain Index Securities, however, may at times not be available in the required quantities requested. For this and other reasons, precise duplication of the proportionate relationship between a Fund’s portfolio and its Index Securities may not ever be possible but nevertheless will continue to be the objective in connection with all acquisitions and dispositions of Index Securities.

DETERMINATION OF NET ASSET VALUE

The NAV per Share for each Fund is computed by dividing the value of net assets (i.e., the value of the Fund’s total assets less total liabilities) by the Fund’s total number of Shares outstanding. The NAV of each Fund is calculated by the Trustee and determined each Business Day at the close of regular trading of the Nasdaq (ordinarily 4:00 p.m. New York time). The income and expenses of the relevant Fund are accrued daily and reflected in the NAV per Share of each Fund.

In computing a Fund’s NAV per Share, the Fund’s Securities are generally valued based on their closing sale price. Price information on listed securities is taken from the exchange or market where the security is primarily traded. Fund Securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trustee in accordance with procedures set forth in the Trust Agreement and Indenture.

DETERMINATION OF THE PORTFOLIO DEPOSIT

On each Business Day, the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted in accordance with the following procedure. At the close of the market on each day in which the number of shares and/or identity of each of the Index Securities in a Portfolio Deposit is adjusted (“Adjustment Day”), the Trustee calculates the NAV of each Fund. The NAV is divided by the number of outstanding Shares, multiplied by 50,000 Shares in one Creation Unit aggregation, resulting in an NAV per Creation Unit (“NAV Amount”). The Trustee then calculates the number of shares (without rounding) of each of the component stocks of the relevant benchmark BNY ADR Index in a Portfolio Deposit for the following Business Day (“Request Day”), such that: (1) the market value at the close of the market on Adjustment Day of the securities to be included in the Portfolio Deposit on Request Day, together with the amount intended to enable a Fund to make a distribution of dividends on the next dividend payment date as if all the securities in a Fund’s portfolio had been held for the entire dividend period (“Dividend Equivalent Payment”) as calculated by the Trustee, effective for requests to create or redeem on Adjustment Day, equals the NAV Amount; and (2) the identity and weighting of each of the securities in a Portfolio Deposit mirrors proportionately the identity and weightings of the securities in the relevant benchmark BNY ADR Index, each as in effect on Request Day. For each security, the number resulting from such calculation is rounded to the nearest whole share, with a fraction of 0.50 being rounded up. The identities and number of shares of the securities so calculated constitute the securities portion of the Portfolio Deposit effective on Request Day and thereafter until the next subsequent Adjustment Day, as well as the Index Securities to be delivered by the Trustee in the event of a request for redemption of Creation Units on Request Day and thereafter until the following Adjustment Day (see “Creation and Redemption of Shares”). In addition to the foregoing adjustments, in the event that there will occur a stock split, stock dividend or reverse split with respect to any Index Security that does not result in an adjustment to the relevant benchmark BNY ADR Index divisor, the Portfolio Deposit will be adjusted to take account of such stock split, stock dividend or reverse split by applying the stock split, stock dividend or reverse stock split multiple (e.g., in the event of a two-for-one stock split of an Index

Security, by doubling the number of shares of such Index Security in the prescribed Portfolio Deposit), in each case rounded to the nearest whole share.

On each Request Day the Trustee calculates the market value of the securities portion of the Portfolio Deposit as in effect on a Request Day as of the close of the market and adds to that amount the Dividend Equivalent Payment effective for requests to create or redeem on a Request Day (such market value and Dividend Equivalent Payment are collectively referred to as the “Portfolio Deposit Amount”). The Trustee then calculates the NAV Amount, based on the close of the market on Request Day. The difference between the NAV Amount so calculated and the Portfolio Deposit Amount is the “Balancing Amount.” The Balancing Amount serves the function of compensating for any differences between the value of the Portfolio Deposit Amount and the NAV Amount at the close of trading on Request Day due to, for example, (1) differences in the market value of the securities in the Portfolio Deposit and the market value of the Securities on Request Day and (2) any variances from the proper composition of the Portfolio Deposit.

Notwithstanding the foregoing, on any Adjustment Day on which (a) no change in the identity and/or share weighting of any Index Security is scheduled to take effect that would cause the relevant benchmark BNY ADR Index divisor to be adjusted after the close of the market on such Business Day,2 and (b) no stock split, stock dividend or reverse stock split with respect to any Index Security has been declared to take effect on the corresponding Request Day, the Trustee reserves the right to forego making any adjustment to the Securities portion of the Portfolio Deposit and to use the composition and weightings of the Index Securities for the most recently effective Portfolio Deposit for the Request Day following such Adjustment Day. In addition, the Trustee further reserves the right to calculate the adjustment to the number of shares and/or identity of the Index Securities in a Portfolio Deposit as described above except that such calculation would be employed two (2) Business Days rather than one (1) Business Day prior to the Request Day.

The Dividend Equivalent Payment and the Balancing Amount in effect at the close of business on Request Date are collectively referred to as the Cash Component or the Cash Redemption Payment. If the Balancing Amount is a positive number (i.e., if the NAV Amount exceeds the Portfolio Deposit Amount) then, with respect to the creation of Shares, the Balancing Amount will increase the Cash Component of the then effective Portfolio Deposit transferred to the Trustee by a creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be added to the cash transferred to a redeemer by the Trustee. If the Balancing Amount is a negative number (i.e., if the NAV Amount is less than the Portfolio Deposit Amount) then, with respect to the creation of Shares such amount will decrease the Cash Component of the then effective Portfolio Deposit to be transferred to the Trustee by the creator or, if such cash portion is less than the Balancing Amount, the difference will be paid by the Trustee to the creator, and with respect to redemptions of Shares in Creation Unit size aggregations, the Balancing Amount will be deducted from the cash transferred to the redeemer or, if such cash is less than the Balancing Amount, the difference will be paid by the redeemer to the Trustee.

DISTRIBUTIONS TO BENEFICIAL OWNERS

Quarterly cash distributions, net of fees and expenses, representing dividends accumulated on the securities held by the relevant Fund through the quarterly dividend period, accrued daily for such period, will

2 The Licensor publicly announces changes in the identity and/or the weighting of the securities in the relevant benchmark BNY ADR Index in advance of the actual change. The announcements are made after the close of trading on such day. In the event that the Trustee has included the cash equivalent value of one or more Index Securities in the Portfolio Deposit because the Trustee has determined that such Index Securities are likely to be unavailable or available in insufficient quantity for delivery, the Portfolio Deposit so constituted will dictate the Index Securities to be delivered in connection with the creation of Shares in Creation Unit size aggregations and upon the redemption of Shares in Creation Unit size aggregations for all purposes hereunder until such time as the securities portion of the Portfolio Deposit is subsequently adjusted. Brokerage commissions incurred by the Trustee in connection with the acquisition of any such Index Securities will be at the expense of a Fund and will affect the value of all Shares.

be distributed to Beneficial Owners on the records of DTC and the DTC Participants on the second Business Day following the third Friday in each of March, June, September and December, unless such day is not a Business Day, in which case the ex-dividend date is the immediately preceding Business Day. The Trustee may deduct the amount of any tax or other governmental charge from a distribution before making payment.

The Trustee intends to declare special dividends and make additional distributions to the minimum extent necessary to maintain each Funds’ status as a regulated investment company: (i) to distribute the entire annual investment company taxable income of the relevant Fund, plus any net capital gains; and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Code. The additional distributions, if needed, would consist of (a) an increase in the distribution scheduled for January to include any amount by which a Fund’s investment company taxable income and net capital gains as estimated for a year exceeds the amount of a Fund’s taxable income previously distributed with respect to such year or, if greater, the minimum amount required to avoid imposition of such excise tax, and (b) a distribution soon after actual annual investment company taxable income and net capital gains of the relevant Fund have been computed of the amount, if any, by which such actual income exceeds the distributions already made. The magnitude of the additional distributions, if any, will depend upon a number of factors, including the level of redemption activity experienced by the relevant Fund. Because substantially all proceeds from the sale of securities in connection with adjustments to the relevant Fund’s Portfolio will have been used to purchase additional shares of Index Securities, the relevant Fund may have no cash or insufficient cash with which to pay such additional distributions. In that case, the Trustee will have to sell shares of the Fund securities sufficient to produce the cash required to make such additional distributions.

The Trustee may vary the frequency with which periodic distributions are made (e.g., from quarterly to semi-annually) if it is determined by the Sponsor and the Trustee that such a variance would be advisable to facilitate compliance with the rules and regulations applicable to regulated investment companies or would otherwise be advantageous to a Fund. In addition, the Trustee may change the regular ex-dividend date for Shares to another date within the month or quarter if it is determined by the Sponsor and the Trustee, in their discretion, that this would be advantageous to a Fund. Notice of any change will be provided.

EXPENSES OF A FUND

After reflecting waivers and reductions, ordinary operating expenses of each Fund are currently being accrued at an annual rate of 0.30% per year of each Fund’s daily average net assets; future accruals will depend primarily on the level of each Fund’s net assets and the level of Fund expenses. There is no guarantee that each Fund’s ordinary operating expenses will not exceed 0.30% per year and under the Trust Agreement and Indenture such rate may be changed without notice. Therefore, it is possible that, on any day and during any period over the life of each Fund, total fees and expenses of each Fund may exceed 0.30% per year.

The Sponsor has undertaken that, until determined otherwise, the ordinary operating expenses of each Fund as calculated by the Trustee will not exceed an amount which is 0.30% per year of the daily NAV of such Fund. To the extent during such period the ordinary operating expenses of a Fund exceed the 0.30% amount, the Licensor will first waive licensing fees applicable to that Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse that Fund for or assume such excess ordinary operating expenses. Ordinary operating expenses of a Fund will not include taxes, brokerage commissions and such extraordinary non-recurring expenses as may arise, including the cost of any litigation to which a Fund or Trustee may be a party. The Licensor and the Sponsor may be repaid by a Fund for, respectively, licensing fees so waived or expenses so reimbursed or assumed, in each case to the extent that subsequently during such period expenses fall below the 0.30% per year level on any given day.

The Sponsor or the Trustee from time to time may voluntarily assume some expenses or reimburse a Fund so that total expenses of a Fund are reduced, although neither the Sponsor nor the Trustee is obligated to do so and either one or both parties may discontinue such voluntary assumption of expenses or reimbursement at any time without notice.

Under the Trust Agreement and Indenture, the following charges are or may be accrued and paid by a Fund: (a) the Trustee’s fee; (b) fees payable to transfer agents for the provision of transfer agency services; (c) fees of the Trustee for extraordinary services; (d) various governmental charges; (e) any taxes, fees and charges payable by the Trustee with respect to Shares; (f) expenses and costs of any action taken by the Trustee or the Sponsor to protect a Fund and the rights and interests of Beneficial Owners of Shares; (g) indemnification of the Trustee or the Sponsor for any losses, liabilities or expenses incurred by it in the administration of a Fund without gross negligence, bad faith, willful misconduct or willful malfeasance on its part or reckless disregard of its obligations and duties; (h) expenses incurred in contacting Beneficial Owners of Shares during the life of a Fund and upon termination of a Fund; (i) brokerage commissions and other transactional charges incurred by the Trustee when acquiring or selling Index Securities; and (j) other out-of-pocket expenses of a Fund.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Sponsor reserves the right to charge each Fund a special sponsor fee from time to time in reimbursement for certain services it may provide to each Fund which would otherwise be provided by the Trustee in an amount not to exceed the actual cost of providing such services.

In addition to the specific expenses discussed above, the following expenses are or may be charged to a Fund: (a) reimbursement to the Sponsor of amounts paid by it to the Licensor in respect of annual licensing fees pursuant to the License Agreement; (b) federal and state annual registration fees for the issuance of Shares; and (c) expenses of the Sponsor relating to the printing and distribution of marketing materials describing Shares of each Fund (including, but not limited to, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses such as printing). Pursuant to the provisions of an exemptive order, the special sponsor fee and the expenses set forth in items (a), (b) and (c) in this paragraph may be charged to each Fund by the Trustee in an amount equal to the actual costs incurred, but in no case will such charges exceed 0.30% per year of the daily NAV of each Fund.

If the income received by a Fund in the form of dividends and other distributions on the securities in the Fund’s portfolio is insufficient to cover its expenses, the Trustee may make advances to a Fund to cover such expenses, secured by a lien in the Trustee’s favor on the Fund’s assets; otherwise the Trustee may sell securities held in a Fund’s portfolio in an amount sufficient to pay such expenses. The Trustee may reimburse itself in the amount of any such advance, plus any amounts required by the Federal Reserve Board which are related to such advances, together with interest thereon at a percentage rate equal to the then current overnight federal funds rate, by deducting such amounts from: (1) dividend payments or other income of a Fund when such payments or other income is received; (2) the amounts earned or benefits derived by the Trustee on cash held for the benefit of a Fund; and (3) the sale of Securities. In the event that any advance remains outstanding for more than forty-five (45) Business Days, the Trustee may sell Fund Securities to reimburse itself for the amount of such advance and any accrued interest thereon. In addition to adjustments to a Fund’s portfolio from time to time to conform to changes in the composition or weighting of the Index Securities, the Trustee is also ordinarily required to sell a Fund’s Securities to obtain sufficient cash proceeds for the payment of a BLDRS Index Fund’s fees and expenses at any time that projected annualized fees and expenses accrued on a daily basis exceed projected annualized dividends and other Fund income accrued on a daily basis by more than 1/100th of one percent (0.01%) of the NAV of the relevant Fund.

Whenever the 0.01% threshold is exceeded, the Trustee will sell sufficient Fund Securities to cover such excess by no later than the next occasion it is required to make adjustments to Fund’s portfolio due to a Misweighting unless the Trustee determines in its discretion, that such a sale is unnecessary because the cash to be generated is not needed by the Fund at that time for payment of expense then due or because the Trustee otherwise determines that such sale is not warranted or advisable. At the time of the sales, the Trustee shall first sell a Fund’s Securities that are over weighted as compared to their relative weighting in the relevant BNY ADR Index.

BOOK-ENTRY ONLY; NOTICES AND DISTRIBUTIONS

DTC acts as the securities depositary for Shares pursuant to a Depository Agreement with the Trustee. Shares are represented by a single global security (“Global Security”), which is registered in the name of Cede & Co., as nominee for DTC and deposited with, or on behalf of, DTC. The Trustee recognizes DTC or its nominee as the owner of all Shares for purposes except as expressly set forth in the Trust Agreement and Indenture. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Securities Exchange Act of 1934 (“Exchange Act”). DTC was created to hold the securities of the DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through an electronic book-entry system, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Upon the settlement date of any creation, transfer or redemption of Shares, DTC will credit or debit, on its book-entry registration and transfer system, the amount of Shares so created, transferred or redeemed to the accounts of the appropriate DTC Participants. The accounts to be credited and charged will be designated by the Trustee to NSCC, in the case of a creation or redemption through the Clearing Process, or by the Trustee and the DTC Participant, in the case of a creation or redemption transacted outside of the Clearing Process. Beneficial Owners will be shown on, and the transfer of ownership will be effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners are expected to receive from or through the DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form thereby impairing the ability of certain investors to acquire beneficial interests in Shares.

References to the registered or record owners of Shares mean Cede & Co., not the Beneficial Owners of Shares. Beneficial Owners of Shares will not be entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and will not be considered the record or registered holder thereof under the Trust Agreement and Indenture. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its Shares, to exercise any rights under the Trust Agreement and Indenture. The Trustee and the Sponsor understand that under existing industry practice, in the event the Trustee requests any action of a Beneficial Owner, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action or would otherwise act upon the instructions of Beneficial Owners owning through them.

To effect communications with Beneficial Owners, DTC is required to make available to the Trustee upon request and for a fee to be charged to the relevant Fund a listing of the Share holdings of each DTC Participant. The Trustee will inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant; and provide each such DTC Participant with copies of the relevant notice, statement or other communication, in such form, number and at such place as the DTC Participant reasonably requests so that such notice, statement or communication may be transmitted to such Beneficial Owners. In addition, the relevant Fund will pay each DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions will be made to DTC or its nominee, Cede & Co., as the registered owner of all Shares. The Trustee and the Sponsor expect that DTC or its nominee, upon receipt of any payment of distributions in respect of Shares, will credit immediately the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants are governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name”, and are the responsibility of such DTC Participants. Neither the Trustee nor the Sponsor has or will have any responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners.

Under the Depository Agreement, DTC may determine to discontinue providing its service with respect to Shares at any time by giving notice to the Trustee and the Sponsor and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trustee and the Sponsor will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to terminate a Fund.

BUYING AND SELLING SHARES; TRADING INFORMATION

The Shares are listed for secondary trading on Nasdaq. The Shares will trade on Nasdaq and other securities markets. If you buy or sell Shares in the secondary market, you will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Shares will trade at prices that may differ to varying degrees from the daily NAV of the Shares. Given, however, that Shares can be issued and redeemed in Creation Units, the Sponsor believes that large discounts and premiums to NAV should not be sustained for very long.

The Trustee will make available daily a list of the names and the required number of shares of each of the Index Securities in the current Portfolio Deposit. The Sponsor also intends to make available: (a) on a daily basis, the Dividend Equivalent Payment effective through and including the previous Business Day, per outstanding Share; and (b) every 15 seconds throughout the trading day on Nasdaq a number representing, on a per Share basis, the sum of the Dividend Equivalent Payment effective through and including the previous Business Day, plus the current value of the securities portion of a Portfolio Deposit as in effect on such day (which value may include a cash in lieu amount to compensate for the omission of a particular Index Security from such Portfolio Deposit). Intra-day information will be available with respect to trades and quotes and underlying trading values will be published every 15 seconds throughout the trading day. Information with respect to NAV, net accumulated dividend, final dividend amount to be paid, Shares outstanding, estimated cash amount and total cash amount per Creation Unit will be available daily prior to the opening of trading on Nasdaq.

AMENDMENTS TO THE TRUST AGREEMENT AND INDENTURE

The Trust Agreement and Indenture can be amended by the Sponsor and the Trustee with the consent of 51% of the Beneficial Owners of the relevant Fund to add provisions to or change or eliminate provisions or to modify the rights of Beneficial Owners. However, the Trust Agreement and Indenture may not be amended without the consent of all of the Beneficial Owners of the relevant Fund if such amendment would: (a) permit, except in accordance with the terms and conditions of the Trust Agreement and Indenture, the acquisition of any securities other than those acquired in accordance with the terms and conditions of the Trust Agreement and Indenture; (b) reduce the interest of any Beneficial Owner in a Fund; or (c) reduce the percentage of Beneficial Owners required to consent to any such amendment. Any amendment will be conclusive and binding upon Beneficial Owners and will be binding upon any Shares. The Trust Agreement and Indenture may also be amended, in certain limited circumstances, without the consent of Beneficial Owners. See “The Portfolios.”

TERMINATION OF A FUND

The Sponsor has the discretionary right to direct the Trustee to terminate the relevant Fund if at any time after 90 days following and prior to three years following the Initial Date of Deposit the NAV of a Fund falls below $150,000,000 or if at any time after three years following the Initial Date of Deposit such value is less than $350,000,000, adjusted for inflation in accordance with the National Consumer Price Index for All Urban Consumers (“Discretionary Termination Amount”). Any such termination will be at the complete discretion of the Sponsor, and the Sponsor will not be liable in any way for any resulting depreciation or loss. The Trustee does not have power to terminate the Trust Agreement and Indenture or a Fund because the value of the Fund is below the Discretionary Termination Amount. The Trustee will terminate a Fund in the event that the Shares of the relevant Fund are de-listed from Nasdaq. A Fund may also be terminated upon receipt by the Trustee of written notice of the occurrence of any one or more of the following events: (a) by the agreement of the Beneficial Owners of 66 2/3% of the outstanding Shares; (b) DTC is unable or unwilling to continue to perform its functions and a comparable replacement is unavailable; (c) NSCC no longer provides clearance services with respect to the Shares, or the Trustee is no longer a participant in NSCC; (d) the Licensor ceases publishing each relevant benchmark BNY ADR Index; or (e) the License Agreement is terminated. If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of its duties under the Trust Agreement and Indenture, or if the Sponsor resigns, the Trustee may, in its discretion, in lieu of appointing a successor Sponsor, terminate the relevant Fund. A Fund will terminate on the Mandatory Termination Date. As soon as practicable after notice of termination of a Fund, the Trustee will distribute to redeemers tendering Creation Units prior to the termination date the securities and cash and upon termination of such Fund the Trustee will thereafter sell the remaining securities held in such Fund’s portfolio as provided below.

Written notice of termination, specifying the date of termination, the period during which the assets of the relevant Fund will be liquidated and Creation Units will be redeemed in cash at NAV, and the date determined by the Trustee upon which the books of the Trustee will be closed, will be given by the Trustee to each Beneficial Owner at least twenty (20) days prior to termination of a Fund. Such notice will further state that, as of the date thereof and thereafter, neither requests to create additional Creation Units nor additional Portfolio Deposits will be accepted and that, as of the date thereof, the portfolio of securities delivered upon redemption will be identical in composition and weighting to the relevant Fund’s portfolio rather than the securities portion of the Portfolio Deposit as in effect on the date request for redemption is made. Within a reasonable period of time after such termination the Trustee will, subject to any applicable provisions of law, sell all of the Fund Securities held in the Fund’s portfolio not already distributed to redeemers of Creation Units, as provided herein, if any, in such a manner so as to effectuate orderly sales and a minimal market impact. The Trustee will not be liable for or responsible in any way for depreciation or loss incurred by reason of any sale or sales. The Trustee may suspend its sales of the relevant Fund’s Shares upon the occurrence of unusual or unforeseen circumstances, including, but not limited to, a suspension in trading of a Index Security, the closing or restriction of trading on a stock exchange, the outbreak of hostilities or the collapse of the economy. Upon receipt of proceeds from the sale of the last security held in the Fund’s portfolio, the Trustee will: (1) pay to itself individually from the Fund an amount equal to the sum of: (a) its accrued compensation for its ordinary services; (b) any reimbursement due to it for its extraordinary services; (c) any advances made but not yet repaid; and (d) any other services and disbursements as provided herein; (2) deduct any and all fees and expenses from the relevant Fund; (3) deduct from the relevant Fund any amounts which it will deem requisite to be set aside as reserves for any applicable taxes or other governmental charges that may be payable out of the relevant Fund; (4) transmit to DTC for distribution each Beneficial Owner’s interest in the remaining assets of a Fund; and (5) disseminate to each Beneficial Owner a final statement as of the date of the computation of the amount distributable to the Beneficial Owners. Dividends to be received by the Fund on securities held in the Fund’s portfolio sold in liquidation will be aggregated and distributed ratably when all such dividends have been received.

CERTAIN MATERIAL FEDERAL INCOME TAX MATTERS

The following discussion sets forth certain material U.S. Federal income tax consequences of ownership and disposition of Shares of a Fund.

For the fiscal year ended September 30, 2007, the Funds believe that they qualified for tax treatment as “regulated investment companies” under Subchapter M of the Code. The Funds intend to continue to so qualify. To qualify as a regulated investment company, a Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, gains from the sale or other disposition of stock, securities or foreign currencies, or certain other sources, derived with respect to a Fund’s business of investing in stocks, securities or currencies, (b) meet certain diversification tests, and (c) distribute in each year at least 90% of its investment company taxable income. If a Fund qualifies as a regulated investment company, subject to certain conditions and requirements, and except as described below, it will not be subject to federal income tax to the extent its income is distributed in a timely manner. Any undistributed income may be subject to tax, including a four percent (4%) excise tax imposed by Section 4982 of the Code on certain undistributed income of a regulated investment company that does not distribute to shareholders in a timely manner at least ninety-eight percent (98%) of its taxable income (including capital gains).

Dividends paid by a Fund from its investment company taxable income (which includes, among other items, dividends, interest and the excess of net short-term capital gains over net long-term capital losses) will generally be taxable to Beneficial Owners as ordinary income. However, to the extent that such dividends are designated by each Fund as attributable to the receipt by the Fund of “qualified dividend income,” such dividends will be eligible for the 15% maximum tax rate applicable to non-corporate taxpayers through 2010. A dividend paid in January will be considered for federal income tax purposes to have been paid by a Fund and received by Beneficial Owners on the preceding December 31 if the dividend was declared in the preceding October, November or December to Beneficial Owners of record as shown on the records of DTC and the DTC Participants on a date in one of those months. Dividends paid by a Fund will generally not be eligible for the dividends received deduction for Beneficial Owners that are corporations.

Distributions paid by a Fund from the excess of net long-term capital gains over net short-term capital losses are considered “capital gains dividends” regardless of the length of time an investor has owned Shares in the Fund. Any loss on the sale or exchange of a share held for six months or less may be treated as a long-term capital loss to the extent of any capital gain dividends received by the Beneficial Owner. Investors should note that the regular quarterly dividends paid by a Fund will not be based on the Fund’s investment company taxable income and net capital gain, but rather will be based on the dividends paid with respect to the Depositary Receipts held by the Fund. As a result, a portion of the distributions of a Fund may be treated as a return of capital or a capital gain dividend for federal income tax purposes or a Fund may make additional distributions in excess of the yield performance of the Securities in order to distribute all of its investment company taxable income and net capital gain.

Distributions in excess of a Fund’s current or accumulated earnings and profits (as specially computed) generally will be treated as a return of capital for federal income tax purposes and will reduce a Beneficial Owner’s tax basis in the Fund. Return of capital distributions may result, for example, if a portion of the dividends declared represents cash amounts deposited in connection with Portfolio Deposits rather than dividends actually received by the Fund. Under certain circumstances, a significant portion of a Fund’s regular quarterly dividends could be treated as return of capital distributions. Such circumstances may be more likely to occur in periods during which the number of outstanding Shares fluctuates significantly, as may occur during the initial years of a Fund. Beneficial Owners will receive annual notification from the Trustee through the DTC Participants as to the tax status of the Fund’s distributions. A distribution paid shortly after a purchase or creation of Shares will be taxable even though in effect it may represent a return of capital.

The sale of Shares of a Fund by a Beneficial Owner is a taxable event, and may result in a gain or loss, which generally should be a capital gain or loss for Beneficial Owners that are not dealers in securities.

Dividends received by each Fund may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce such taxes. Because more than 50% of the total assets of each Fund will consist of Depositary Receipts with respect to foreign securities, each Fund intends to “pass through” certain foreign income taxes (including withholding taxes) paid by the Fund. This means that Beneficial Owners will be considered to have received, as an additional dividend, their share of such foreign taxes, but, subject to certain conditions, Beneficial Owners may be entitled to either a corresponding tax deduction in calculating their taxable income, or, subject to certain limitations (including special limitations that apply in the case of foreign-source “qualified dividend income”), a credit in calculating federal income tax.

Adverse federal income tax consequences, including potentially a tax liability imposed on the Fund, could arise if a Fund holds Depositary Receipts of an entity that is classified as a “passive foreign investment company” (a “PFIC”) under the Code. In order to avoid such a tax, a Fund may elect to mark-to-market its PFIC holdings each year. Any net appreciation would then be treated as ordinary income.

Alternatively, under certain conditions, a Fund may be able to elect to include in income currently its share of the PFIC’s ordinary earnings and long-term capital gains, whether or not such income were actually distributed by the PFIC. Because it is not always possible to identify an issuer as a PFIC in a timely manner, a Fund may incur the PFIC tax in some instances; the PFIC tax can be quite punitive in its operation.

Under the Code, an in-kind redemption of Shares of a Fund will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event for the redeeming shareholder. Upon redemption, a Beneficial Owner generally will recognize gain or loss measured by the difference on the date of redemption between the aggregate value of the cash and securities received and its tax basis in the Shares redeemed. Securities received upon redemption (which will be comprised of the securities portion of the Portfolio Deposit in effect on the date of redemption) generally will have an initial tax basis equal to their respective market values on the date of redemption. The Internal Revenue Service (“IRS”) may assert that any resulting loss may not be deducted by a Beneficial Owner on the basis that there has been no material change in such Beneficial Owner’s economic position or that the transaction has no significant economic or business utility apart from the anticipated tax consequences. Beneficial Owners of Shares in Creation Unit size aggregations should consult their own tax advisors as to the consequences to them of the redemption of Shares in a Fund.

Dividend distributions, capital gains distributions, and capital gains from sales or redemptions may also be subject to state, local and foreign taxes. Beneficial Owners are urged to consult their tax advisors regarding the applicability of such taxes to their particular situations.

Deposit of a Portfolio Deposit with the Trustee in exchange for Shares in a Fund in Creation Unit size aggregations will not result in the recognition of taxable gain or loss by the Fund but generally will constitute a taxable event to the depositor under the Code, and a depositor generally will recognize gain or loss with respect to each security deposited equal to the difference between the amount realized in respect of the security and the depositor’s tax basis therein. The amount realized with respect to a security deposited should be determined by allocating the value on the date of deposit of the Fund Shares received (less any cash paid to the Fund, or plus any cash received from the Fund, in connection with the deposit) among the securities deposited on the basis of their respective fair market values at that time. The IRS may assert that any resulting losses may not be deducted by a depositor on the basis that there has been no material change in the depositor’s economic position or that the transaction has no significant economic or business utility or purpose apart from the anticipated tax consequences. Depositors should consult their own tax advisors as to the tax consequences to them of a deposit to a Fund.

The Trustee has the right to reject the order to create Creation Units transmitted to it by the Distributor if the depositor or group of depositors, upon obtaining the Shares ordered, would own eighty percent (80%) or more of the outstanding Shares of the Fund, and if pursuant to Section 351 of the Code such a circumstance would result in the Fund having a basis in the securities deposited different from the market value of such securities on the date of deposit. The Trustee has the right to require information regarding Fund ownership pursuant to the Participant Agreement and from DTC and to rely thereon to the extent necessary to make the foregoing determination as a condition to the acceptance of a Portfolio Deposit.

Ordinary income dividends to Beneficial Owners who are non-resident aliens or foreign entities will be subject to a thirty percent (30%) United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable tax treaties. In addition, distributions attributable to gains from sales of United States real property received by Beneficial Owners who are nonresident aliens may be subject to special withholding rules or may otherwise be treated as ordinary income dividends as discussed in the preceding sentence. If the non-resident Shareholders were to invest directly in the foreign securities held by the Funds, dividends on such securities would not be subject to U.S. withholding tax. Furthermore, the election to “pass-through” foreign income taxes, as described above, will generally increase the amounts subject to U.S. withholding with no assurance that the non-resident Shareholders will be able to claim any corresponding credit or deduction. Non-resident shareholders are urged to consult their own tax advisors concerning the applicability of United States withholding tax, as well as United States estate taxes.

“Backup withholding” will apply to dividends, capital gain distributions, redemptions and sales of Fund Shares unless (a) the Beneficial Owner is a corporation or comes within certain other exempt categories and, when required, demonstrates this fact, or (b) provides a taxpayer identification number, certifies as to no loss of exemption from backup withholding, and otherwise complies with applicable requirements of the backup withholding rules. The rate of such backup withholding is currently 28%. The amount of any backup withholding from a payment to a Beneficial Owner will be allowed as a credit against the holder’s U.S. federal income tax liability and may entitle such holder to a refund from the IRS, provided that the required information is furnished to the IRS.

ERISA Considerations

In considering the advisability of an investment in a Fund, fiduciaries of pension, profit sharing or other tax-qualified retirement plans (including Keogh Plans) and funded welfare plans (collectively, “Plans”) subject to the fiduciary responsibility requirements of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), should consider, among other things, whether an investment in a Fund (a) is permitted by the documents and instruments governing the Plan, (b) is made solely in the interest of participants and beneficiaries of the Plans, (c) is consistent with the prudence and diversification requirements of ERISA, and that the acquisition and holding of a Fund does not result in a non-exempt “prohibited transaction” under Section 406 of ERISA or Section 4975 of the Code. Individual retirement account (“IRA”) investors should consider that an IRA may make only such investments as are authorized by the IRA’s governing instruments and that IRAs are subject to the prohibited transaction rules of Section 4975 of the Code.

As described in the preceding paragraph, ERISA imposes certain duties on Plan fiduciaries, and ERISA and/or Section 4975 of the Code, prohibit certain transactions involving “plan assets” between Plans or IRAs and persons who have certain specified relationships to the Plan or IRA (that is, “parties in interest” as defined in ERISA or “disqualified persons” as defined in the Code). The fiduciary standards and prohibited transaction rules that apply to a Plan will not apply to the Trust’s assets because the Trust is an investment company registered under the Investment Company Act of 1940. As such, the Trust’s assets are not deemed to be “plan assets” under ERISA and U.S. Department of Labor regulations by virtue of a Plan’s investment in a Fund.

Employee benefit plans that are government plans (as defined in Section 3(32) of ERISA), certain church plans (as defined in Section 3(33) of ERISA) and foreign plans (as described in Section 4(b)(4) of ERISA) are not subject to the requirements of ERISA or Section 4975 of the Code. The fiduciaries of governmental plans should, however, consider the impact of their respective state pension codes or other applicable law on investments in a Fund and the considerations discussed above, to the extent such considerations apply.

THE TRUSTEE

The Trustee is The Bank of New York, a corporation organized under the laws of the State of New York with trust powers. The Trustee has a trust office at 2 Hanson Place, 12th Floor, Brooklyn, NY 11217 and its Internal Revenue Service Employer Identification Number is 13-5160382. The Trustee holds each Funds’ assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. The Trustee may be reimbursed by a Fund for its out-of-pocket expenses relating to its services as Trustee (the Funds will not reimburse expenses of The Bank of New York in its capacity as Licensor). The Trustee is subject to supervision and examination by the Federal Reserve Bank of New York, the Federal Deposit Insurance Corporation and the New York State Banking Department.

For services performed under the Trust Agreement and Indenture, the Trustee is paid by each Fund a fee at an annual rate of 6/100 of 1% to 10/100 of 1% of the NAV of each Fund, as shown below, such percentage amount to vary depending on the NAV of a Fund. Such compensation is computed on each Business Day on the basis of the NAV of each Fund on such day, and the amount thereof is accrued daily and paid monthly.

TRUSTEE FEE SCALE

Fee as a Percentage
NAV of a Fund	of NAV of a Fund
(In U.S. dollars ($))

0-499,999,999	10/100 of 1% per year*
500,000,000-2,499,999,999	8/100 of 1% per year*
2,500,000,000 and above	6/100 of 1% per year*

*	The fee indicated applies to that portion of the NAV of a Fund that falls in the size category indicated.

The Trustee may resign and be discharged of the Trust created by the Trust Agreement and Indenture by executing a notice of resignation in writing and filing such notice with the Sponsor and mailing a copy of the notice of resignation to all DTC Participants reflected on the records of DTC as owning Shares for distribution to Beneficial Owners as provided above not less than sixty (60) days before the date such resignation is to take effect. Such resignation becomes effective upon the appointment of and the acceptance by the Trust of a successor Trustee. The Sponsor, upon receiving notice of such resignation, is obligated to use its best efforts to appoint a successor Trustee promptly. If no successor is appointed within sixty (60) days after the date such notice of resignation is given, the Trust shall terminate.

If the Trustee becomes incapable of acting as such or is adjudged bankrupt or is taken over by any public authority, the Sponsor may discharge the Trustee and appoint a successor Trustee as provided in the Trust Agreement and Indenture. The Sponsor shall mail notice of such discharge and appointment via the DTC Participants to Beneficial Owners. Upon a successor Trustee’s execution of a written acceptance of an appointment as Trustee for the Trust, the successor Trustee becomes vested with all the rights, powers, duties and obligations of the original Trustee. A successor Trustee must be: (a) a trust company, corporation or national banking association organized, doing business under the laws of the United States or any state thereof; (b) authorized under such laws to exercise corporate trust powers; and (c) at all times have an aggregate capital, surplus and undivided profit of not less than $50,000,000.

Beneficial Owners of 51% of the then outstanding Shares may at any time remove the Trustee by written instrument(s) delivered to the Trustee and the Sponsor. The Sponsor shall thereupon use its best efforts to appoint a successor Trustee as described above.

The Trust Agreement and Indenture limits the Trustee’s liabilities. It provides, among other things, that the Trustee is not liable for: (a) any action taken in reasonable reliance on properly executed documents or for the disposition of monies or stocks or for the evaluations required to be made thereunder, except by reason of its own gross negligence, bad faith, willful malfeasance, willful misconduct, or reckless disregard of its duties and obligations; (b) depreciation or loss incurred by reason of the sale by the Trustee of any Fund Securities; (c) any action the Trustee takes where the Sponsor fails to act; and (d) any taxes or other governmental charges imposed upon or in respect of Fund Securities or upon the interest thereon or upon it as Trustee or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction.

The Trustee and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Trustee will be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct, willful malfeasance on the part of such party or reckless disregard of its duties and obligations, arising out of, or in connection with its acceptance or administration of the Trust, including the costs and expenses (including counsel fees) of defending against any claim or liability.

THE SPONSOR

The Sponsor is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, IL 60187. The Sponsor serves as the investment adviser of the Trust, also known as PowerShares XTF, a family of exchange-traded funds, with combined assets under management in excess of $14.3 billion as of November 30, 2007. PowerShares XTF is currently comprised of seventy-four exchange traded funds.

On September 18, 2006 INVESCO PLC acquired the Sponsor. INVESCO PLC is an independent global investment manager. Operating under the AIM, INVESCO, INVESCO PERPETUAL and Atlantic Trust brands, INVESCO PLC strives to deliver products and services through a comprehensive array of retail and institutional products for clients around the world. INVESCO PLC, which had approximately $507 billion in assets under management as of November 30, 2007, is listed on the New York and Toronto stock exchanges with the symbol “IVZ.”

The Sponsor, at its own expense, may from time to time provide additional promotional incentives to brokers who sell Shares to the public. In certain instances, these incentives may be provided only to those brokers who meet certain threshold requirements for participation in a given incentive program, such as selling a significant number of Shares within a specified period.

If at any time the Sponsor fails to undertake or perform or becomes incapable of undertaking or performing any of the duties required under the Trust Agreement and Indenture and such failure is not cured within fifteen (15) Business Days following receipt of notice from the Trustee, or resigns, or becomes bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor, agree to act as Sponsor itself, or may terminate the Trust Agreement and Indenture and liquidate the Trust. Notice of the resignation or removal of the Sponsor and the appointment of a successor shall be mailed by the Trustee to DTC and the DTC Participants for distribution to Beneficial Owners. Upon a successor Sponsor’s execution of a written acceptance of appointment as Sponsor of the Trust, the successor Sponsor becomes vested with all of the rights, powers, duties and obligations of the original Sponsor. Any successor Sponsor may be compensated at rates deemed by the Trustee to be reasonable.

The Sponsor may resign by executing and delivering to the Trustee an instrument of resignation. Such resignation shall become effective upon the appointment of a successor Sponsor and the acceptance of appointment by the successor Sponsor, unless the Trustee either agrees to act as Sponsor or terminates the Trust Agreement and Indenture and liquidates the Trust. The dissolution of the Sponsor or its ceasing to exist as a legal entity for any cause whatsoever will not cause the termination of the Trust Agreement and Indenture or the Trust unless the Trustee deems termination to be in the best interests of the Beneficial Owners of Shares.

The Trust Agreement and Indenture provides that the Sponsor is not liable to the Trustee, the Trust or to the Beneficial Owners of Shares for taking any action, or for refraining from taking any action, made in good faith or for errors in judgment, but is liable only for its own gross negligence, bad faith, willful misconduct or willful malfeasance in the performance of its duties or its reckless disregard of its obligations and duties under the Trust Agreement and Indenture. The Sponsor is not liable or responsible in any way for depreciation or loss incurred by the Trust because of the sale of any Fund Securities. The Trust Agreement and Indenture further provides that the Sponsor and its directors, subsidiaries, shareholders, officers, employees, and affiliates under common control with the Sponsor shall be indemnified from the assets of the Trust and held harmless against any loss, liability or expense incurred without gross negligence, bad faith, willful misconduct or willful malfeasance on the part of any such party in the performance of its duties or reckless disregard of its obligations and duties under the Trust Agreement and Indenture, including the payment of the costs and expenses of defending against any claim or liability.

INDEX LICENSE

The Sponsor pays an annual licensing fee to the Licensor equal to 6/100th of one percent of the aggregate net assets of each Fund, and is reimbursed by each Fund for such payment. The Licensor will work closely with the Sponsor and the Distributor to foster the success of the Funds and expects to commit financial and management resources to the initial and ongoing marketing of the Shares. The Licensor has agreed to waive licensing fees in certain circumstances. See “Expenses of a Fund.”

SELECTION CRITERIA, CONSTRUCTION AND MAINTENANCE STANDARDS
FOR THE BNY ADR INDEXES

The BNY ADR Indexes are subindexes of the BNY ADR Composite Index, which is a composite of all Depositary Receipts in American, GDR, New York share, or Global Share form that are listed for trading on Nasdaq, the NYSE, and the AMEX, subject to eligibility requirements as stated below.

The “ADR Index Administrator” of the Licensor makes additions to and removals from each BNY ADR Index by applying specific criteria as set out in The Bank of New York ADR Index Administration and Procedures Manual which is described generally below. The decisions of the ADR Index Administrator are subject to the review of the “ADR Index Committee.”

The ADR Index Committee currently consists of 14 individuals (“Members”). Nine Members are employees of the Licensor, while the other five Members are not employees of The Bank of New York (“Non-Licensor Members”). Members are subject to strict guidelines which ensure the objectivity and independence of each Member’s decision making.

The Bank of New York has adopted a code of conduct and policy which is designed to prevent fraud, deception and misconduct against the Trust and each Fund and provides reasonable standards of conduct for The Bank of New York, its affiliates and employees. In addition, The Bank of New York has adopted firewall procedures (“Firewall Procedures”) which sets forth internal controls and procedures at The Bank of New York and its affiliates with respect to the Trust and the Funds. The purpose of these Firewall Procedures is to: (i) prevent information regarding the various BNY ADR Indexes from being misused by The Bank of New York, its affiliates, its employees and Members; and (ii) prevent manipulation of the BNY ADR Indexes as would result in the prioritizing the interests of The Bank of New York over the shareholders of the Funds or the market in general.

The issuers of the Depositary Receipts are subject to SEC registration and disclosure requirements under U.S. securities laws or have an exemption from U.S. reporting requirements based on historic listings prior to 1983. Eligible securities are evaluated to ensure their overall consistency with the character, design and purpose of each BNY ADR Index, to further its use as an effective benchmark.

The BNY ADR Indexes are capitalization weighted, using an index formula based upon the aggregate of prices times share quantities. The number of shares outstanding used in the index calculation generally represents the entire class(es) or series that trades in the issuer’s local market and that is eligible to be converted into the form of Depositary Receipts already trading in the U.S. These shares are adjusted by a “free-float” factor and a Depositary Receipt conversion ratio, and the result is multiplied by the last sale price as reported on Nasdaq, the NYSE, or the AMEX. All of the BNY ADR Indexes are denominated in U.S. dollars and are calculated on a price only and total rate of return basis, with the reinvestment of dividends as of the ex-dividend date.

The BNY ADR Indexes are ordinarily calculated every business day on which the U.S. stock exchanges are open for trading, regardless of regular trading in local markets.

To be eligible for inclusion in the BNY ADR Indexes, a security must have:

(1) A price greater than or equal to $3, (2) a minimum 3 month average daily Depositary Receipt trading volume greater than or equal to 25,000 shares, or 125,000 ordinary shares in the local market and (3) Free-float adjusted market capitalization greater than or equal to $250 million.

In the case of new ADRs with both ADRs and ordinary volume measurable for a period of less than 3 months, average daily Depositary Receipts trading volume or local share trading volume for the available time period will be used in the calculation. In addition, the ADR must trade at least once in any consecutive ten day period. For re-inclusion into the BNY ADR Indexes, the Depositary Receipts must not have more than ten consecutive non-trading days during the past quarter.

Component Depositary Receipts are reviewed quarterly (“Quarterly Review”). During the Quarterly Review, current components (current “members” of the Indexes) are retained provided that the above eligibility requirements are met and provided that the free float adjusted market capitalization of the smallest member is no more than 5% lower than that of the largest eligible non-member not included in the indexes. Otherwise, the smallest component is replaced with the largest eligible non-member. The process continues with the second smallest current member compared to the second largest eligible non-member, and so on. Moreover, if at any time during the period, a member of one of the Indexes is dropped, the security will be replaced by the largest eligible non-member.

Quarterly Reviews are ordinarily performed at the close of trading on the Thursday before the second Friday in March, June, September and December. New shares will be announced by the Thursday preceding the third Friday in March, June, September and December. All changes will be made effective prior to the opening of trading following the third Friday in March, June, September and December. As stated, the BNY ADR Indexes are capitalization weighted. Current market capitalization weights of the index components are subject to adjustment by quarterly index weight rebalancings as described below:

(a) The percent weight of the total index market capitalization represented by any individual component Depositary Receipts may not exceed 23%, and,

(b) With respect to 55% of the total index market capitalization, the index weights of component Depositary Receipts must be diversified so that no single index component exceeds 4.5%.

Ordinarily, as of the close of trading on the Thursday preceding the second Friday in March, June, September and December, if one or more index components exceed either or both of the limits above, the index weights of these component Depositary Receipts will be reduced and redistributed across the remaining index component Depositary Receipts that do not exceed these limits. The index algorithms used for these calculations are available upon request.

The BNY ADR Indexes are monitored and maintained to account for company additions and deletions, share changes and corporate actions (such as stock splits, stock dividends, spin-offs, etc.) Some corporate actions, such as stock splits and stock dividends, require simple changes in the common shares outstanding and the Depositary Receipts prices of companies in the BNY ADR Indexes. Such corporate actions, which require no adjustment to a BNY ADR Index divisor, will be implemented prior to the opening of trading on the effective date of the corporate action.

Other corporate actions, such as share issuances that change the market capitalization, may require an adjustment to the index divisor. Index divisor adjustments are ordinarily made to avoid index discontinuity due to adjustments made for corporate actions. Divisor adjustments are ordinarily made after the calculation of the closing value of the BNY ADR Indexes, and prior to the opening of trading on the effective date of such corporate actions. Constituent component Depositary Receipts that have share changes less than or equal to 10% will be adjusted on a quarterly basis along with the Quarterly Review mentioned above. Depositary Receipts with share changes that affect outstanding shares by greater than 10% will be adjusted prior to the opening of trading on the date of effectiveness of the share change.

Types of Depositary Receipt Facilities

Companies have a choice of four types of Depositary Receipt facilities: unsponsored and three levels of sponsored Depositary Receipts. Unsponsored Depositary Receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company. Sponsored Depositary Receipts are issued by one depositary appointed by the company under a Deposit Agreement or service contract.

Sponsored Level I Depositary Receipts

Although no Fund holds any Level I Depositary Receipts, Level I Depositary Receipts are traded in the U.S. over-the-counter market and on some exchanges outside the United States. The company does not have to comply with U.S. generally accepted accounting principles (“GAAP”) or full SEC disclosure. Numerous companies such as GlaxoSmithKline Plc, Hanson Plc, Bank of Ireland, AstraZeneca Plc and AngloGold Ashanti Limited started with a Level I program and have upgraded to a Level II (Listing) or Level III (Offering) program.

All sponsored Depositary Receipts within the BNY ADR Indexes are either Level II or Level III Depositary Receipts.

Sponsored Level II and Level III Depositary Receipts

Companies that wish to list their securities on an exchange in the United States use sponsored Level II or Level III Depositary Receipts, respectively. These types of Depositary Receipts can also be listed on some exchanges outside the United States. Each level requires different SEC registration and reporting, plus adherence to GAAP. The companies must also meet the listing requirements of the national exchange or market (Nasdaq, NYSE, or AMEX), whichever it chooses.

The table below illustrates the percentage of Unsponsored Component Depositary Receipts for each BNY ADR Index as of September 30, 2007:

BNY Asia 50 ADR Index	3.75%
BNY Developed Markets 100 ADR Index	2.4%
BNY Emerging Markets 50 ADR Index	0%
BNY Europe 100 ADR Index	1.96%

Information regarding the specific level of sponsorship of each component Depositary Receipt within the BNY ADR Indexes is available on the Licensor’s website (http://www.adrbny.com).

BNY ADR INDEX CALCULATION AND DISSEMINATION

The following table indicates turnover in the components of the BNY ADR Indexes during the period beginning April 12, 2001 (the date each BNY ADR Index was first calculated) and ending on September 30, 2007.

BNY Asia 50 ADR Index	100%
BNY Developed Markets 100 ADR Index	80%
BNY Emerging Markets 50 ADR Index	150%
BNY Europe 100 ADR Index	77%

The value of each BNY ADR Index will be calculated continuously and disseminated every 15 seconds over the Consolidated Tape Association’s Network B. The major electronic financial data vendors —

Bloomberg, Quotron, Reuters and Bridge Information Systems — publish and are expected to continue publishing information on each BNY ADR Index for their subscribers.

Brief descriptions of the BNY ADR Indexes on which the Funds are based and the equity markets in which the Funds are invested are provided below.

The BNY Asia 50 ADR Index

General Background

The BNY Asia 50 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Depositary Receipts from the Asian market. A list of the 50 component Depositary Receipts included in The BNY Asia 50 ADR Index as of September 30, 2007 and the sector groups comprising The BNY Asia 50 ADR Index as of September 30, 2007 is included below.

Component Depositary Receipts	Sectors

Advantest Corporation	Technology Hardware & Equipment
Alumina Ltd.	Industrial Metals
Aluminum Corp. of China	Industrial Metals
AU Optronics Corporation	Technology Hardware & Equipment
BHP Billiton Ltd.	Mining
Canon Inc.	Technology Hardware & Equipment
China Life Insurance Co Ltd.	Life Insurance
China Mobile HK Ltd.	Mobile Telecoummunications
China Petroleum and Chemical Corporation	Oil & Gas Producers
China Telecom Corp. Ltd.	Fixed Line Telecommunications
China Unicom	Mobile Telecoummunications
Chungwha Telecom Co., Ltd.	Fixed Line Telecommunications
CNOOC Ltd.	Oil & Gas Producers
Focus Media Hldg LTD	Media
Fuji Photo Film Co, Ltd.	Leisure Goods
HDFC Bank LTD.	Banks
Hitachi Ltd.	Electronic & Electrical Equipment
Honda Motor Co., Ltd.	Automobiles & Parts
Icici Bank Ltd.	Banks
Infosys Technologies Ltd.	Software & Computer Services
Kookmin Bank	Banks
Korea Electric Power Corporation	Electricity
Kubota Corporation	Industrial Engineering
Kyocera Corporation	Electronic & Electrical Equipment
Lihir Gold LTD	Mining
Makita Corporation	Household Goods
Matsushita Electrical Industrial Co., Ltd.	Leisure Goods
Mitsubishi Ufj Financial Group Inc	Banks
Mitsui and Company Ltd	Support Services
MIZUHO FINANCIAL	Banks

Component Depositary Receipts	Sectors

Nidec Corporation	Electronic & Electrical Equipment
Nippon Telegraph & Telephone Corporation	Fixed Line Telecommunications
Nissan Motor Co, Ltd.	Automobiles & Parts
Nomura Holdings	General Finance
NTT Docomo, Inc.	Mobile Telecoummunications
Petrochina Co.	Fixed Line Telecommunications
POSCO	Oil & Gas Producers
Santos Ltd (stosy)	Industrial Metals
Satyam Computer Services Ltd.	Oil & Gas Producers
Shinhan Financial Group Co Ltd	Software & Computer Services
Siliconware Precision Industries	Banks
SK Telecom Co, Ltd.	Technology Hardware & Equipment
Sony Corp	Mobile Telecoummunications
Taiwan Semiconductor Manufacturing Co, Ltd.	Leisure Goods
TDK Corporation	Technology Hardware & Equipment
Telecom Corp of New Zealand	Electronic & Electrical Equipment
TLK	Fixed Line Telecommunications
Toyota Motor Corporation	Automobiles & Parts
United Microelectronics Corporation	Technology Hardware & Equipment
Westpac Banking Corp	Banks

Total Market Capitalization	$1,509,439,391,767
Number of Constituents	50
Percent of Ten Largest Constituents	53.19%

10 Largest Components by Free-Float Market Capitalization:

			Cumulative
	Free-Float Market	Index	Index
Company	Capitalization	Weight	Weight
	(In U.S. dollars ($))

Toyota Motor Corp.	$176,727,685,570	11.65%	11.65%
BHP Billiton Ltd	$131,845,602,367	8.69%	20.34%
Mitsubishi UFJ Financial Group Inc	$88,451,394,440	5.83%	26.17%
China Mobile Ltd.	$68,403,639,452	4.51%	30.68%
Mizuho Financial Group Inc.	$67,254,880,000	4.43%	35.11%
Canon Inc.	$65,064,274,775	4.29%	39.40%
Honda Motor Co Ltd.	$60,973,687,625	4.02%	43.42%
POSCO	$54,214,809,904	3.57%	46.99%
Sony Corp.	$47,893,986,967	3.16%	50.15%
Westpac Banking Corp.	$46,094,105,517	3.04%	53.19%

Total	$	53.19%

10 Largest Sector Groups (% Index Weight):

			Cumulative
	Free-Float Market	Index	Index
Company	Capitalization	Weight	Weight
	(In U.S. dollars ($))

Banks	$282,621,059,874	18.63%	18.63%
Automobiles & Parts	$263,325,661,396	17.36%	35.99%
Technology Hardware & Equipment	$147,245,350,957	9.71%	45.69%
Mining	$138,935,029,857	9.16%	54.85%
Mobile Telecommunications	$114,614,734,466	7.55%	62.41%
Leisure Goods	$111,490,882,895	7.35%	69.75%
Oil & Gas Producers	$87,704,933,333	5.78%	75.54%
Industrial Metals	$67,433,667,510	4.44%	79.98%
Fixed Line Telecommunications	$59,539,226,170	3.92%	83.90%
Electronic & Electrical Equipment	$59,442,526,408	3.92%	87.82%

Total	$	87.82%

The BNY Developed Markets 100 ADR Index

General Background

The BNY Developed Markets 100 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Developed Markets Depositary Receipts. A list of the 100 component Depositary Receipts included in The BNY Developed Markets 100 ADR Index as of September 30, 2007 and the sector groups comprising The BNY Developed Markets 100 ADR Index as of September 30, 2007 is included below.

Component Depositary Receipts	Sectors

ABB Ltd.	Electronic & Electrical Equipment
ABN AMRO Holding N.V.	Banks
Aegon NV	Life Insurance
Alcatel	Technology Hardware & Equipment
Allianz Aktiengesellschaft	Nonlife Insurance
Allied Irish Banks PLC	Banks
Anglo American Plc	Mining
Arcelor mittal	Industrial Metals
ASML Holding N.V.	Technology Hardware & Equipment
AstraZeneca PLC	Pharmaceuticals & Biotechnology
AXA	Nonlife Insurance
Banco Bilbao Vizcaya Argentaria, S.A.	Banks
Banco Santander S.A	Banks
Bank of Ireland	Banks
Barclays PLC	Banks
BHP Billiton Ltd.	Mining
BHP Billiton PLC	Mining
BP plc	Oil & Gas Producers
British American Tobacco PLC	Tobacco

Component Depositary Receipts	Sectors

British Sky Broadcasting Group PLC	Media
BT Group plc	Fixed Line Telecommunications
Cadbury Schweppes PLC	Food Producers
Canon Inc.	Technology Hardware & Equipment
Credit Suisse Group	Banks
CRH PLC	Construction & Materials
DaimlerChrysler AG	Automobiles & Parts
Delhaize Group	Food & Drug Retailers
Deutsche Bank AG	Banks
Deutsche Telekom AG	Fixed Line Telecommunications
Diageo Plc	Beverages
Elan PLc	Pharmaceuticals & Biotechnology
Endesa SA	Electricity
Enel S.p.A	Electricity
ENI SPA	Oil & Gas Producers
Ericsson LM Telephone Company	Technology Hardware & Equipment
France Telecom	Fixed Line Telecommunications
Fresenius Medical Care AG	Heath Care Equipment & Services
Fuji Photo Film Co, Ltd.	Leisure Goods
GlaxoSmithKline plc	Pharmaceuticals & Biotechnology
Hellenic Telecomnunications Org	Fixed Line Telecommunications
Hitachi Ltd.	Electronic & Electrical Equipment
Honda Motor Co., Ltd.	Automobiles & Parts
HSBC Holdings PLC	Banks
Imperial Tobacco Group PLC	Tobacco
Infineon Technologies AG	Technology Hardware & Equipment
ING Group	Life Insurance
Invesco Ltd	General Finance
Koninklijke Philips Electronics N.V.	Leisure Goods
Kyocera Corporation	Electronic & Electrical Equipment
Lloyds TSB Group PLC	Banks
Matsushita Electrical Industrial Co., Ltd.	Leisure Goods
Mitsubishi Ufj Financial Group Inc	Banks
Mitsui and Company Ltd.	Support Services
MIZUHO	Banks
National Bank of Greece S.A.	Banks
National Grid Plc	Gas, Water, & Multiutilities
Nippon Telegraph and Telephone Corporation	Fixed Line Telecommunications
Nissan Motor Co, Ltd.	Automobiles & Parts
Nokia Corporation	Technology Hardware & Equipment
Nomura Holdings	General Finance
Norsk Hydro ASA	Oil & Gas Producers
Novartis AG	Pharmaceuticals & Biotechnology
Novo Nordisk A/S	Pharmaceuticals & Biotechnology

Component Depositary Receipts	Sectors

NTT Docomo Inc.	Mobile Telecoummunications
Pearson	Media
Portugal Telecom SGPS S.A.	Fixed Line Telecommunications
Prudential PLC	Life Insurance
Reed Elsevier NV	Media
Reed Elsevier, PLC	Media
Repsol YPF SA	Oil & Gas Producers
Reuters	Media
Rio Tinto PLC	Mining
Royal Dutch Shell PLC (A shs)	Oil & Gas Producers
Royal Dutch Shell PLC (B shs)	Oil & Gas Producers
Royal KPN N.V.	Fixed Line Telecommunications
Sanofi-Aventis	Pharmaceuticals & Biotechnology
SAP AG	Software & Computer Services
Shire PLC	Pharmaceuticals & Biotechnology
Siemens AG	Electronic & Electrical Equipment
Smith and Nephew PLC	Heath Care Equipment & Services
Sony Corporation	Leisure Goods
Sratoil ASA	Oil & Gas Producers
STMicroelectronics	Technology Hardware & Equipment
Stora Enso OYJ	Forestry & Paper
Syngenta AG	Chemicals
TDK Corp	Electronic & Electrical Equipment
Telecom Italia S.p.A	Fixed Line Telecommunications
Telefonica, S.A.	Fixed Line Telecommunications
Total S.A.	Oil & Gas Producers
Toyota Motor Corporation	Automobiles & Parts
UBS AG	Banks
Unilever N.V.	Food Producers
Unilever PLC	Food Producers
UPM Kymmene Corp	Forestry & Paper
Veolia Environnement	Gas, Water, & Multiutilities
Vodafone Group PLC	Mobile Telecoummunications
VOLVO AB	Industrial Engineering
Westpac Banking Corp	Banks
Wolseley plc	Support Services
WPP Group PLC	Media

Total Index Market Capitalization	$5,786,015,406,321
Number of Constituents	100
Percent of Ten Largest Constituents	29.50%

10 Largest Components by Free-Float Market Capitalization:

			Cumulative
	Free-Float Market	Index	Index
Company	Capitalization	Weight	Weight
	(In U.S. dollars ($))

BP PLC	$220,567,015,812	3.81%	3.81%
HSBC Holdings Plc	$218,016,358,191	3.77%	7.58%
Vodafone Group Plc	$192,444,462,778	3.32%	10.90%
Total S.A.	$182,950,435,329	3.16%	14.06%
Toyota Motor Corp.	$176,727,685,570	3.05%	17.12%
GlaxoSmithKline plc	$150,230,577,440	2.60%	19.71%
Royal Dutch Shell Plc (A shs)	$149,633,672,720	2.59%	22.30%
Nokia Corporation	$149,161,298,792	2.58%	24.87%
Novartis AG	$135,945,720,719	2.35%	27.22%
BHP Billiton Ltd.	$131,845,602,367	2.28%	29.50%

Total	$	29.50%

10 Largest Sector Groups (% Index Weight):

			Cumulative
	Free-Float Market	Index	Index
Company	Capitalization	Weight	Weight
	(In U.S. dollars ($))

Banks	$1,183,677,759,950	20.45%	20.45%
Oil & Gas Producers	$837,924,613,670	14.48%	34.93%
Pharmaceuticals & Biotechnology	$496,562,443,032	8.58%	43.51%
Fixed Line Telecommunications	$402,822,279,901	6.96%	50.47%
Mining	$391,090,866,735	6.76%	57.22%
Automobiles & Parts	$361,470,709,615	6.25%	63.47%
Technology Hardware & Equipment	$334,795,508,442	5.78%	69.25%
Electronic & Electrical Equipment	$227,366,285,842	3.93%	73.18%
Mobile Telecommunications	$216,552,074,673	3.74%	76.92%
Nonlife Insurance	$184,841,255,764	3.19%	80.12%

Total	$	80.12%

The BNY Emerging Markets 50 ADR Index

General Background

The BNY Emerging Markets 50 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of Emerging Markets Depositary Receipts. A list of the 50 component Depositary Receipts included in The BNY Emerging Markets 50 ADR Index as of September 30, 2007 and the sector groups comprising The BNY Emerging Markets 50 ADR Index as of September 30, 2007 is included below.

Component Depositary Receipts	Sectors

Aluminum Corporation of China Ltd	Industrial Metals
America Movil SAB de CV	Mobile Telecoummunications
Anglogold Ashanti Ltd	Mining
AU Optronics Corporation	Technology Hardware & Equipment
Banco Bradesco S.A.	Banks

Component Depositary Receipts	Sectors

Banco Itau	Banks
Cemex SA. de CV	Construction & Materials
China Life Insurance Co Ltd	Life Insurance
China Mobile HK Ltd.	Mobile Telecoummunications
China Petroleum and Chemical Corporation	Oil & Gas Producers
China Telecom Corp. Ltd.	Fixed Line Telecommunications
China Unicom Ltd.	Mobile Telecoummunications
Chunghwa Telecom Ltd.	Fixed Line Telecommunications
CNOOC Ltd.	Oil & Gas Producers
Companhia de Bebidas das Americas	Beverages
Companhia Siderurgica Nacional	Industrial Metals
Companhia Vale Do Rio Doce	Mining
Companhia Vale Do Rio Doce (PDS)	Mining
COMPANIA ENERGITICA DE MIRAS	Electricity
Embraer-Empresa Brasileira De Aeronautica	Aerospace & Defense
Fomento Economico Mexicano SA	Beverages
Gerdau SA	Industrial Metals
Gold Fields Ltd	Mining
Grupo Televisa SA	Media
HDFC Bank	Banks
Icici Bank Ltd.	Banks
Infosys Technologies Ltd	Software & Computer Services
Kookmin Bank	Banks
Korea Electric Power Corp	Electricity
KT Corporation	Fixed Line Telecommunications
Mobile Telesystems OJSC	Mobile Telecoummunications
P.T. Telekomunikasi Indonesia Tbk.	Fixed Line Telecommunications
Petrochina Co.	Oil & Gas Producers
Petroleo Brasileiro SA	Oil & Gas Producers
Petroleo Brasileiro SA (PDS)	Oil & Gas Producers
POSCO	Industrial Metals
Sasol Ltd	Oil & Gas Producers
Satyam Computer Services Ltd	Software & Computer Services
Shinhan Financial Group Co., Ltd.	Banks
SILICONEWARE PRECISION	Technology Hardware & Equipment
SK Telecom Co, Ltd.	Mobile Telecoummunications
Taiwan Semiconductor Manufacturing Co Ltd.	Technology Hardware & Equipment
Telefonos de Mexico SA de CV	Fixed Line Telecommunications
Telkom SA Limited	Fixed Line Telecommunications
Tenaris S A	Industrial Metals
Teva Pharmaceutical Industries	Pharmaceuticals & Biotechnology
Unibanco-Uniao de Bancos Brasileiros SA	Banks
United Microelectronics Corporation	Technology Hardware & Equipment
Vimpel Communications OJSC	Mobile Telecoummunications
Woori Finance Holdings Co Ltd	Banks

Total Index Market Capitalization	$1,035,213,282,898
Number of Constituents	50
Percent of Ten Largest Constituents	46.79%

10 Largest Components by Free-Float Market Capitalization:

			Cumulative
	Free-Float Market	Index	Index
Company	Capitalization	Weight	Weight
	(In U.S. dollars ($))

China Mobile Ltd	$68,403,639,452	6.61%	6.61%
America Movil SAB de CV	$54,600,833,436	5.27%	11.88%
POSCO	$54,214,809,904	5.24%	17.12%
Companhia Vale do Rio Doce	$53,747,031,936	5.19%	22.31%
Petroleo Brasileiro SA	$50,096,173,275	4.84%	27.15%
Taiwan Semiconductor Manufacturing Co Ld	$44,933,713,543	4.34%	31.49%
Petroleo Brasileiro SA	$42,421,427,985	4.10%	35.59%
Companhia Vale do Rio Doce	$40,943,956,234	3.96%	39.54%
China Life Insurance Co Ltd	$40,291,306,669	3.89%	43.44%
Petrochina Co Ltd	$34,705,316,030	3.35%	46.79%

Total		46.79%

10 Largest Sector Groups (% Index Weight):

			Cumulative
	Free-Float Market	Index	Index
Company	Capitalization	Weight	Weight
	(In U.S. dollars ($))

Oil & Gas Producers	$192,544,823,953	18.60%	18.60%
Mobile Telecommunications	$166,773,809,433	16.11%	34.71%
Banks	$154,526,385,400	14.93%	49.64%
Mining	$111,425,027,637	10.76%	60.40%
Industrial Metals	$91,627,923,287	8.85%	69.25%
Technology Hardware & Equipment	$76,773,729,576	7.42%	76.67%
Fixed Line Telecommunications	$53,343,396,768	5.15%	81.82%
Life Insurance	$40,291,306,669	3.89%	85.71%
Software & Computer Services	$35,540,110,369	3.43%	89.15%
Pharmaceuticals & Biotechnology	$33,619,320,000	3.25%	92.39%

Total		92.39%

The BNY Europe 100 ADR Index

General Background

The BNY Europe 100 ADR Index is intended to give investors a benchmark for tracking the price and yield performance of European Depositary Receipts. A list of the 100 component Depositary Receipts included in The BNY Europe 100 ADR Index as of September 30, 2007 and the sector groups comprising The BNY Europe 100 ADR Index as of September 30, 2007 is included below.

Component Depositary Receipts	Sectors

ABB Ltd.	Electronic & Electrical Equipment
ABN AMRO Holding N.V.	Banks
Acergy SA	Oil Equipment, Services, & Distribution
Aegon NV	Life Insurance
Air France -KLM	Travel & Leisure
Alcatel	Technology Hardware & Equipment
Allianz Aktiengesellschaft	Nonlife Insurance
Allied Irish Banks PLC	Banks
Anglo American PLC	Mining
Arcelor Mittal	Industrial Metals
ARM Holding	Technology Hardware & Equipment
ASML Holding N.V.	Technology Hardware & Equipment
AstraZeneca PLC	Pharmaceuticals & Biotechnology
AXA	Nonlife Insurance
Banco Bilbao Vizcaya Argentaria, S.A.	Banks
Banco Santander S.A	Banks
Bank of Ireland	Banks
Barclays PLC	Banks
BHP Billiton PLC	Mining
BP plc	Oil & Gas Producers
British American Tobacco PLC	Tobacco
British Sky Broadcasting Group PLC	Media
BT Group plc	Fixed Line Telecommunications
Business Objects S.A	Software & Computer Services
Cadbury Schweppes PLC	Food Producers
Carnival PLC	Travel & Leisure
CGG veritas	Oil Equipment, Services, & Distribution
Coca-Cola Hellenic Bottling Comp S.A	Beverages
Credit Suisse Group	Banks
CRH PLC	Construction & Materials
DaimlerChrysler AG	Automobiles & Parts
Dassault Systemes S.A.	Software & Computer Services
Delhaize Group	Food & Drug Retailers
Deutsche Bank AG	Banks
Deutsche Telekom AG	Fixed Line Telecommunications
Diageo Plc	Beverages
ELAN Corp. PLC	Pharmaceuticals & Biotechnology
Endesa SA	Electricity

Component Depositary Receipts	Sectors

Enel S.p.A	Electricity
ENI SPA	Oil & Gas Producers
Ericsson LM Telephone Company	Technology Hardware & Equipment
France Telecom	Fixed Line Telecommunications
Fresenius Medical Care AG & Co	Heath Care Equipment & Services
GlaxoSmithKline PLC	Pharmaceuticals & Biotechnology
Hellenic Telecommunications Organization S.A.	Fixed Line Telecommunications
HSBC Holdings PLC	Banks
Imperial Tobacco Group PLC	Tobacco
Infineon Technologies AG	Technology Hardware & Equipment
ING Group	Life Insurance
InterContinental Hotels Group PLC	Travel & Leisure
Invesco PLC	General Finance
Koninklijke Philips Electronics N.V.	Leisure Goods
Lloyds TSB Group PLC	Banks
Logitech International S.A.	Technology Hardware & Equipment
Luxxotica Group	Personal Goods
MOBILE TELESYSTEMS	Mobile Telecoummunications
National Bank of Greece S.A	Banks
National Grid PLC	Gas, Water, & Multiutilities
Nokia Corporation	Technology Hardware & Equipment
Norsk Hydro ASA	Oil & Gas Producers
Novartis AG	Pharmaceuticals & Biotechnology
Novo Nordisk A/S	Pharmaceuticals & Biotechnology
Pearson PLC	Media
Portugal Telecom SGPS SA	Fixed Line Telecommunications
Prudential PLC	Life Insurance
Reed Elsevier NV	Media
Reed Elsevier, PLC	Media
Repsol YPF SA	Oil & Gas Producers
Reuters Group PLC	Media
Rexam PLC	General Industries
Rio Tinto PLC	Mining
Rostelecom	Fixed Line Telecommunications
ROYAL Dutch Shell PLC (A shs)	Oil & Gas Producers
ROYAL Dutch Shell PLC (B shs)	Oil & Gas Producers
Royal KPN N.V.	Fixed Line Telecommunications
Ryanair Holding PLC	Travel & Leisure
Sanofi-Aventis	Pharmaceuticals & Biotechnology
SAP AG	Software & Computer Services
Shire PLC	Pharmaceuticals & Biotechnology
Siemens AG	Electronic & Electrical Equipment
Smith & Nephew Group	Heath Care Equipment & Services
Statoil ASA	Oil & Gas Producers

Component Depositary Receipts	Sectors

STMicroelectronics NV	Technology Hardware & Equipment
Stora Enso OYJ	Forestry & Paper
Syngenta AG	Chemicals
Telecom Italia S.p.A	Fixed Line Telecommunications
Telefonica, S.A.	Fixed Line Telecommunications
Thomson S.A	Media
Tomkins PLC	General Industries
Total S.A.	Oil & Gas Producers
UBS AG	Banks
Unilever NV	Food Producers
Unilever PLC	Food Producers
UPM Kymmene Corp	Forestry & Paper
Veolia Environnement	Gas, Water, & Multiutilities
Vimpel Communications	Mobile Telecoummunications
Vodafone Group PLC	Mobile Telecoummunications
Volvo AB	Industrial Engineering
Wolseley PLC	Support Services
WPP Group PLC	Media

Total Index Market Capitalization	$4,956,137,201,748
Number of Constituents	100
Percent of Ten Largest Constituents	33.03%

10 Largest Components by Free-Float Market Capitalization:

			Cumulative
	Free-Float Market	Index	Index
Company	Capitalization	Weight	Weight
	(In U.S. dollars ($))

BP PLC	$220,567,015,812	4.45%	4.45%
HSBC Holdings PLC	$218,016,358,191	4.40%	8.85%
Vodafone Group PLC	$192,444,462,778	3.88%	12.73%
Total S.A.	$182,950,435,329	3.69%	16.42%
GlaxoSmithKline PLC	$150,230,577,440	3.03%	19.45%
Royal Dutch Shell PLC (A Shares)	$149,633,672,720	3.02%	22.47%
Nokia Corp.	$149,161,298,792	3.01%	25.48%
Novartis AG	$135,945,720,719	2.74%	28.23%
Banco Santander S.A.	$120,770,466,940	2.44%	30.66%
Siemens AG	$117,128,591,614	2.36%	33.03%

Total		33.03%

10 Largest Sector Groups (% Index Weight):

			Cumulative
	Free-Float Market	Index	Index
Company	Capitalization	Weight	Weight
	(In U.S. dollars ($))

Banks	$981,487,313,608	19.80%	19.80%

			Cumulative
	Free-Float Market	Index	Index
Company	Capitalization	Weight	Weight
	(In U.S. dollars ($))

Oil & Gas Producers	$837,648,485,963	16.90%	36.70%
Pharmaceuticals & Biotechnology	$496,398,807,012	10.02%	46.72%
Fixed Line Telecommunications	$385,226,837,557	7.77%	54.49%
Technology Hardware & Equipment	$281,081,073,099	5.67%	60.16%
Mining	$259,116,385,203	5.23%	65.39%
Mobile Telecommunications	$214,226,687,595	4.32%	69.72%
Nonlife Insurance	$184,780,343,611	3.73%	73.44%
Electronic & Electrical Equipment	$176,454,707,866	3.56%	77.00%
Life Insurance	$163,262,891,024	3.29%	80.30%

Total		80.30%

The information contained herein regarding the BNY ADR Indexes, securities markets and DTC was obtained from publicly available sources.

“BNY”, “The Bank of New York Asia 50 ADR Index”, “The Bank of New York Developed Markets 100 ADR Index”, “The Bank of New York Emerging Markets 50 ADR Index”, “The Bank of New York Europe 100 ADR Index”, and “The BNY Asia 50 ADR Index”, “The BNY Developed Markets 100 ADR Index”, “The BNY Emerging Markets 50 ADR Index”, “The BNY Europe 100 ADR Index” are service marks of The Bank of New York and have been licensed for use for certain purposes by PowerShares Capital Management LLC, the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund based on The Bank of New York Asia 50 ADR Index, The Bank of New York Developed Markets 100 ADR Index, The Bank of New York Emerging Markets 50 ADR Index and The Bank of New York Europe 100 ADR Index and are not sponsored, endorsed, sold, recommended or promoted by The Bank of New York or any of its subsidiaries or affiliates, and none of The Bank of New York or any of its subsidiaries or affiliates makes any representation or warranty, express or implied, to the purchasers or owners of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe 100 ADR Index Fund or any member of the public regarding the advisability of investing in financial products generally or in the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or the BLDRS Europe 100 ADR Index particularly, the ability of The Bank of New York Asia 50 ADR Index, The Bank of New York Developed Markets 100 ADR Index, The Bank of New York Emerging Markets 50 ADR Index and The Bank of New York Europe 100 ADR Index to track market performance or the suitability or appropriateness of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe 100 ADR Index Fund for such purchasers, owners or such members of the public. The relationship between The Bank of New York, as Licensor, on one hand, and PowerShares Capital Management LLC, as Sponsor, on the other, is limited to the licensing of certain trademarks and trade names of The Bank of New York and of The Bank of New York Asia 50 ADR Index, The Bank of New York Developed Markets 100 ADR Index, The Bank of New York Emerging Markets 50 ADR Index or The Bank of New York Europe 100 ADR Index which indices are determined, composed and calculated by The Bank of New York without regard to PowerShares Capital Management LLC or the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe 100 ADR Index Fund. Neither The Bank of New York nor any of its subsidiaries or affiliates has any obligation to take the needs of PowerShares Capital Management LLC or the purchasers or owners of the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe 100 ADR Index Fund into consideration in determining, composing or calculating The Bank of New York Asia 50 ADR Index, The Bank of New York Developed Markets 100 ADR Index, The Bank of New York Emerging Markets 50 ADR Index or The Bank of New York Europe 100 ADR Index. Neither The Bank of New York nor any of its subsidiaries or affiliates is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund or BLDRS Europe 100 ADR Index Fund to be issued or in the determination or calculation of the equation by which the BLDRS Index Funds Trust, BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund is to be converted into cash.

NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES GUARANTEES THE ACCURACY OR COMPLETENESS OF THE BANK OF NEW YORK ASIA 50 ADR INDEX, THE BANK OF NEW YORK DEVELOPED MARKETS 100 ADR INDEX, THE BANK OF NEW YORK EMERGING MARKETS 50 ADR INDEX OR THE BANK OF NEW YORK EUROPE 100 ADR INDEX OR ANY DATA INCLUDED THEREIN, AND NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY POWERSHARES CAPITAL MANAGEMENT LLC, PURCHASERS OR OWNERS OF THE BLDRS INDEX FUNDS TRUST, BLDRS ASIA 50 ADR INDEX FUND, BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND, BLDRS EMERGING MARKETS 50 ADR INDEX FUND, BLDRS EUROPE 100 ADR INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BANK OF NEW YORK ASIA 50 ADR INDEX, THE BANK OF NEW YORK DEVELOPED MARKETS 100 ADR INDEX, THE BANK OF NEW YORK EMERGING MARKETS 50 ADR INDEX OR THE BANK OF NEW YORK EUROPE 100 ADR INDEX OR ANY DATA INCLUDED THEREIN. NEITHER THE BANK OF NEW YORK NOR ANY OF ITS SUBSIDIARIES OR AFFILIATES MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BANK OF NEW YORK ASIA 50 ADR INDEX, THE BANK OF NEW YORK DEVELOPED MARKETS 100 ADR INDEX, THE BANK OF NEW YORK EMERGING MARKETS 50 ADR INDEX, THE BANK OF NEW YORK EUROPE 100 ADR INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WILL THE BANK OF NEW YORK OR ANY OF ITS SUBSIDIARIES OR AFFILIATES HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING, WITHOUT LIMITATION, LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The foregoing disclaimers do not impact The Bank of New York’s fiduciary duty owed by it to each Fund and the shareholders of each Fund in its capacity as Trustee of each Fund.

ADDITIONAL INFORMATION CONCERNING THE ROLE OF
THE BANK OF NEW YORK, DOW JONES AND POWERSHARES

The Depositary Receipts included in each BNY ADR Index are selected by BNY from the universe of companies represented by the BNY ADR Composite Index. Dow Jones acts as “index calculation agent” in connection with the calculation and dissemination of each BNY ADR Index.

The Bank of New York does not sponsor, endorse, sell or promote the Shares. Additionally, Dow Jones does not sponsor or promote the Shares.

Neither The Bank of New York, Dow Jones nor the Sponsor make any representation or warranty, express or implied, to the Beneficial Owners of Shares of a Fund or any member of the public regarding the ability of a Fund to track the performance of its benchmark. Additionally, The Bank of New York does not make any representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly.

The Bank of New York’s only relationship to the index calculation agent is the licensing of certain trademarks and trade names of BNY and of the BNY ADR Composite Index which is determined, composed and calculated by BNY without regard to the agent or any Fund. The Bank of New York has no obligation to take the needs of the index calculation agent, a Fund or the owners of Shares of the Funds into consideration in determining, composing or calculating the BNY ADR Composite Index.

SHARES AND REPORTS

The BLDRS Index Funds Trust is currently comprised of four (4) Funds. Each Fund is created by an Indenture to the Trust Agreement which, while incorporating all or substantially all of the terms of the Trust Agreement, supplements the Trust Agreement with specific information regarding each Fund. Each Fund issues Shares of beneficial interest, par value $.001 per Share. The Sponsor may designate additional Funds.

Owners of Shares may sell them in the secondary market, but must accumulate enough Shares to constitute a full Creation Unit in order to redeem through the Trust. The death or incapacity of any owner of Shares does not operate to terminate the Trust nor entitle such owner’s legal representatives or heirs to claim an accounting or to take any action or proceeding in any court for a partition or winding up of the Trust.

Owners of Shares shall not (a) have the right to vote concerning the Trust, except with respect to termination and as otherwise expressly set forth in the Trust Agreement, (b) in any manner control the operation and management of the Trust, or (c) be liable to any other person by reason of any action taken by the Sponsor or the Trustee. The Trustee has the right to vote all of the voting stocks in the Trust. The Trustee votes the voting stocks of each issuer in the same proportionate relationship as all other shares of each such issuer are voted to the extent permissible and, if not permitted, abstains from voting.

The Trustee will make, or cause to be made, such annual or other reports and file such documents as it is advised by counsel or independent auditors employed by it as are required for each Fund by the 1933 Act, the Exchange Act and the 1940 Act, and will make or cause to be made such elections and file such tax returns as it is advised by counsel or independent auditors employed by it as are from time to time required under any applicable state or federal statute or rule or regulation there under, in particular, for the continuing qualification of each Fund as a regulated investment company. Each Fund’s fiscal year ends on September 30 and may be changed from time to time by the Trustee and the Sponsor without consent of the Beneficial Owners.

RESTRICTIONS ON PURCHASES BY INVESTMENT COMPANIES

For purposes of the 1940 Act, Shares are issued by a registered investment company and purchases of such Shares by investment companies are subject to the restrictions set forth in Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Trust regarding the terms of the investment.

On February 27, 2007, the SEC issued an order that would permit registered investment companies to invest in the Shares beyond these limits, subject to certain conditions and terms stated in the application. One such condition stated in the order is that registered investment companies relying on the order must enter into a written agreement with the Trust.

CONTINUOUS OFFERING OF SHARES

Creation Units are offered continuously to the public by each Fund through the Distributor and are delivered upon the deposit of a Portfolio Deposit. Persons making Portfolio Deposits and creating Creation Units will receive no fees, commissions or other form of compensation or inducement of any kind from the Sponsor or the Distributor, and no such person will have any obligation or responsibility to the Sponsor or Distributor to effect any sale or resale of Shares.

Because new Shares can be created and issued on an ongoing basis, at any point during the life of a Fund, a “distribution”, as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some of their activities may result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus-delivery and liability provisions of the 1933 Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing a creation order with the Distributor, breaks them down into the constituent Shares and sells the Shares directly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus-delivery exemption provided by Section 4(3) of the 1933 Act.

The Sponsor intends to qualify the Shares in states selected by the Sponsor and through broker-dealers who are members of the Financial Industry Regulatory Authority. Investors intending to create or redeem Creation Units in transactions not involving a broker-dealer registered in such investor’s state of domicile or residence should consult their legal advisor regarding applicable broker-dealer or securities regulatory requirements under the state securities laws prior to such creation or redemption.

PERFORMANCE AND OTHER INFORMATION

The performance of a Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of average annual total return, cumulative total return and yield.

Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund’s expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

The cumulative and average total returns and yields do not take into account federal or state income taxes which may be payable by shareholders; total returns and yields would, of course, be lower if such charges were taken into account.

In addition, a Fund will mistrack its relevant benchmark BNY ADR Index because the total return calculated for its relevant benchmark BNY ADR Index includes a calculation of dividend income gross of withholding taxes while the total return calculation for a Fund will include some dividend income that will be net of withholding taxes.

Information may be provided to investors regarding capital gains distributions by one or more Funds. Comparisons between the Funds and other investment vehicles such as conventional mutual funds may be made regarding such capital gains distributions, as well as relative tax efficiencies between the Funds and such other investment vehicles (e.g., realization of capital gains or losses to a Fund and to such other investment vehicles in connection with redemption of their respective securities).

Investors may be informed that, while no unequivocal statement can be made as to the net tax impact on a mutual fund resulting from the purchases and sales of its portfolio stocks over a period of time, conventional mutual funds that have accumulated substantial unrealized capital gains, if they experience net redemptions and do not have sufficient available cash, may be required to sell appreciated securities and make taxable capital gains distributions that are generated by changes in such fund’s portfolio. In contrast to conventional mutual funds where redemption transactions that affect an adverse tax impact on taxable shareholders because of the need to sell Fund Securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for ongoing shareholders. Since shareholders are generally required to pay tax on capital gains distributions, the smaller the amount of such distributions, the less taxes that are payable currently. To the extent that a Fund is not required to recognize capital gains, a shareholder of such Fund is able, in effect, to defer tax on such gains until he sells or otherwise disposes of his Shares. If such holder retains his Shares until his death, under current law the tax basis of such Shares would be adjusted to their then fair market value.

One important difference between Shares and conventional mutual fund shares is that Shares are available for purchase or sale on an intraday basis on Nasdaq. An investor who buys shares in a conventional mutual fund will usually buy or sell shares at a price at or related to the closing net asset value per share, as determined by the fund. In contrast, Shares are not offered for purchase or redeemed for cash at a fixed relationship to closing NAV. The tables below illustrate the distribution relationships of daily pricing data for the Shares of each Fund, each Fund’s NAV and each Fund’s relevant benchmark index for the 2005 calendar year. These tables may help investors compare the trading costs and intraday trading risks of Shares to funds sold and redeemed at prices related to closing NAV.

Investors who purchase or sell Shares may wish to evaluate the volatility of the price of Shares during the trading day. To assist investors in making such an evaluation, the Daily Percentage Price Range table illustrates the volatility of price movements for both Shares and each Fund’s relevant BNY ADR Index on a daily basis. Investors who purchase or sell Shares may also wish to evaluate the opportunity to buy or sell on an intraday basis versus the assurance of a transaction at or related to closing NAV. To assist investors in making this comparison, the High and Low Price versus Closing Value table illustrates the possibility of buying or selling Shares at prices less or more favorable than closing NAV.

Investors may wish to evaluate the potential of Shares to approximate the value of the assets in each Fund as a basis of valuation of the Shares. The Closing Price versus NAV table illustrates the closing value of Shares in relation to the underlying value of the assets in the relevant Fund on a daily basis. Additionally, the NAV versus each Fund’s relevant BNY ADR Index table shows the difference between the underlying value of assets in each Fund and each Fund’s relevant BNY ADR Index based on month-end values.

Finally, investors may wish to consider the average bid/asked spread on Shares, as illustrated in the Bid/Asked Spread table, and add any commissions charged by a broker to determine the direct costs of trading Shares.

The information provided in the following tables with respect to the Shares (including price ranges, relationship of prices to closing NAV, and bid/asked spreads) may vary materially over time. There is some evidence, for example, that the bid/asked spread will widen in more volatile markets and narrow when markets are less volatile.

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS ASIA 50 ADR INDEX FUND AND NET ASSET VALUE
(From January 1, 2007 through December 31, 2007)

Closing Price	Number of	Percent of Trading
Relative to NAV	Trading Days	Days to Total

Premium	82	32.67%
Discount	135	53.78%
Equal to NAV	34	13.55%
Total Days	251	100.00%

	Closing Price	Closing Price
	on Nasdaq	on Nasdaq
	Above Fund NAV	Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total

>0.00%-1.00%	82	100.00%	134	99.26%
>1.00%-2.00%	0	0.00%	1	0.74%
Total	82	100.00%	135	100.00%

NET ASSET VALUE V. BNY ASIA 50 ADR INDEX
(Monthly Closing Values From January 1, 2007 through December 31, 2007)

	NAV	BNY Asia 50	Percentage
Month	Equivalent	ADR Index Value	Difference

January 2007	1476.76	1478.93	(0.42)%
February 2007	1493.14	1495.17	1.11%
March 2007	1490.11	1490.28	(0.20)%
April 2007	1481.43	1479.47	(0.58)%
May 2007	1549.49	1545.21	4.59%
June 2007	1566.25	1567.39	1.08%
July 2007	1562.10	1558.38	(0.26)%
August 2007	1526.82	1521.80	(2.26)%
September 2007	1616.90	1616.56	5.90%
October 2007	1737.08	1737.27	7.43%
November 2007	1620.35	1619.12	(6.72)%
December 2007	1540.06	1550.04	(4.96%)
Source: The Bank of New York

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS
FOR BNY ASIA 50 ADR INDEX AND BLDRS ASIA 50 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net	Fund	BNY Asia	Fund Net	Fund	BNY Asia
	Asset	Closing	50 ADR	Asset	Closing	50 ADR
	Value	Price	Index	Value	Price	Index

One Year ended 12/30/07	6.16%	6.90%	5.57%	6.16%	6.90%	5.57%
Since Trading Commenced	133.88%	132.64%	137.23%	18.01%	17.89%	18.31%

FREQUENCY DISTRIBUTION FOR BLDRS ASIA 50 ADR INDEX FUND
BID/ASK SPREAD DISTRIBUTION
(From January 1, 2007 through December 31, 2007)

Range	% of Total

Locked or Crossed	0.14%
$0.01-0.05	64.67%
$0.06-0.10	20.18%
$0.10-0.15	2.95%
$0.15-0.20	1.15%
$0.20-0.25	0.97%
$0.25-0.50	2.29%
Greater than $0.50	7.65%

Total	100.00%

Source: The Nasdaq Stock Market

The price range of ADRA for the 2007 calendar year was from $31.01 to $38.60 and is based on consolidated high and low prices.

DAILY PERCENTAGE PRICE RANGES: FREQUENCY DISTRIBUTION FOR
BNY ASIA 50 ADR INDEX AND BLDRS ASIA 50 ADR INDEX FUND
(From January 1, 2007 through December 31, 2007)

	Daily Percentage Price Ranges
			BLDRS Asia
	BNY Asia 50 ADR Index		50 ADR Index Fund
ADR Index Fund Range	Frequency	% of Total	Frequency	% of Total

Equal	0	0.00%	0	0.00%
0.01 to 1.00%	79	31.47%	92	36.65%
1.01 to 1.50%	74	29.48%	45	17.93%
1.51 to 2.00%	22	8.76%	37	14.74%
2.01 to 2.50%	33	13.15%	25	9.96%
2.51 to 3.00%	15	5.98%	11	4.38%
3.01 to 3.50%	16	6.37%	14	5.58%
3.51 to 4.00%	6	2.39%	15	5.98%
4.01 to 5.00%	3	1.20%	7	2.79%
Greater than 5.00%	3	1.20%	5	1.99%

Total	251	100.00%	251	100.00%

*	Consolidated prices are used for the Fund.

Source: PowerShares Capital Management LLC and Factset Research Systems, Inc.

HIGH AND LOW PRICES VERSUS CLOSING VALUE FREQUENCY DISTRIBUTION
FOR BNY ASIA 50 ADR INDEX AND BLDRS ASIA 50 ADR INDEX FUND
(From January 2, 2007 through December 31, 2007)

	BNY Asia 50 ADR Index				BLDRS Asia 50 ADR Index Fund
	Intraday High Value		Intraday Low Value		Intraday High Value		Intraday Low Value
	Above Closing Value		Below Closing Value		Above Closing Value		Below Closing Value
Range	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total

Equal	16	6.37%	7	2.79%	28	11.16%	17	6.77%
0.01 to 1.00%	172	68.53%	168	66.93%	157	62.55%	146	58.17%
1.01 to 1.50%	19	7.57%	33	13.15%	31	12.35%	38	15.14%
1.51 to 2.00%	14	5.58%	18	7.17%	10	3.98%	17	6.77%
2.01 to 2.50%	11	4.38%	14	5.58%	10	3.98%	10	3.98%
2.51 to 3.00%	8	3.19%	7	2.79%	4	1.59%	9	3.59%
3.01 to 3.50%	6	2.39%	3	1.20%	4	1.59%	5	1.99%
3.51 to 4.00%	4	1.59%	0	0.00%	6	2.39%	2	0.80%
4.01 to 5.00%	1	0.40%	1	0.40%	1	0.40%	4	1.59%
Greater than 5.00%	0	0.00%	0	0.00%	0	0.00%	3	1.20%

Total	251	100.00%	251	100.00%	251	100.00%	251	100.00%

*	Consolidated prices are used for the Fund.

Source: PowerShares Capital Management LLC and Factset Research Systems, Inc.

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION FOR BLDRS
DEVELOPED MARKETS 100 ADR INDEX FUND AND NET ASSET VALUE
(from January 1, 2007 through December 31, 2007)

	Number of	Percent of Trading
Closing Price Relative to NAV	Trading Days	Days to Total

Premium	131	52.19%
Discount	89	35.46%
Equal to NAV	31	12.35%
Total Days	251	100.00%

	Closing Price		Closing Price
	on Nasdaq		on Nasdaq
	Above Fund NAV		Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total

>0.00%-1.00%	131	100.00%	89	100.00%
>1.00%-2.00%	0	0.00%	0	0.00%
>2.00%-3.00%	0	0.00%	0	0.00%

Total	131	100.00%	89	100.00%

NET ASSET VALUE V. BNY DEVELOPED MARKETS 100 ADR INDEX
(Monthly Closing Values From January 1, 2007 through December 31, 2007)

		BNY Developed
		Markets 100 ADR	Percentage
Month	NAV Equivalent	Index Value	Difference

January 2007	1329.61	1333.27	0.60%
February 2007	1320.32	1322.22	(0.70)%
March 2007	1346.14	1348.97	1.96%
April 2007	1402.91	1401.65	4.22%
May 2007	1452.32	1443.75	3.52%
June 2007	1450.76	1454.31	(0.11)%
July 2007	1409.37	1411.72	(2.85)%
August 2007	1400.85	1399.04	(0.60)%
September 2007	1476.61	1480.95	5.41%
October 2007	1540.82	1543.93	4.35%
November 2007	1491.56	1490.94	(3.20)%
December 2007	1418.99	1453.53	(4.87)%

Source: The Bank of New York

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR
BNY DEVELOPED MARKETS 100 ADR INDEX AND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

Cumulative Return
			BNY	Average Annual Return
			Developed			BNY
	Fund	Fund	Markets	Fund	Fund	Developed
	Net Asset	Closing	100 ADR	Net Asset	Closing	Markets 100
	Value	Price	Index	Value	Price	ADR Index

One Year ended 12/30/07	12.28%	12.05%	12.44%	12.28%	12.05%	12.44%
Since Trading Commenced	141.94%	142.71%	148.90%	18.79%	18.86%	19.42%

FREQUENCY DISTRIBUTION FOR BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BID/ASK SPREAD DISTRIBUTION
(From January 1, 2007 through December 31, 2007)

Range	% of Total

Locked or Crossed	0.09%
$0.01-0.05	72.46%
$0.06-0.10	19.34%
$0.10-0.15	2.75%
$0.15-0.20	0.51%
$0.20-0.25	0.28%
$0.25-0.50	1.30%
Greater than $0.50	3.26%

Total	100.00%

Source: The Nasdaq Stock Market

The price range of ADRD for the 2007 calendar year was from $28.10 to $34.24 and is based on consolidated high and low prices.

DAILY PERCENTAGE PRICE RANGES:
FREQUENCY DISTRIBUTION FOR BNY DEVELOPED MARKETS
100 ADR INDEX AND BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
(From January 1, 2007 through December 31, 2007)

	Daily Percentage Price Ranges
	BNY Developed
	Markets 100		BLDRS Developed Markets 100
	ADR Index		ADR Index Fund
Range	Frequency	% of Total	Frequency	% of Total

Equal	0	0.00%	0	0.00%
0.01 to 1.00%	107	42.63%	110	43.82%
1.01 to 1.50%	68	27.09%	61	24.30%
1.51 to 2.00%	37	14.74%	29	11.55%
2.01 to 2.50%	22	8.76%	21	8.37%
2.51 to 3.00%	11	4.38%	9	3.59%
3.01 to 3.50%	3	1.20%	6	2.39%
3.51 to 4.00%	1	0.40%	5	1.99%
4.01 to 5.00%	2	0.80%	4	1.59%
Greater than 5.00%	0	0.00%	6	2.39%

Total	251	100.00%	251	100.00%

*	Consolidated prices are used for the Fund.

Source: PowerShares Capital Management LLC and Factset Research Systems, Inc.

HIGH AND LOW PRICES VERSUS CLOSING VALUE
FREQUENCY DISTRIBUTION FOR BNY DEVELOPED MARKETS 100 ADR INDEX
AND BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
(From January 2, 2007 through December 31, 2007)

	BNY Developed Markets				BLDRS Developed Markets
	100 ADR Index				100 ADR Index Fund
	Intraday High Value		Intraday Low Value		Intraday High Value		Intraday Low Value
	Above Closing Value		Below Closing Value		Above Closing Value		Below Closing Value
		% of		% of		% of		% of
Range	Frequency	Total	Frequency	Total	Frequency	Total	Frequency	Total

Equal	14	5.58%	6	2.39%	24	9.56%	16	6.37%
0.01 to 1.00%	191	76.10%	181	72.11%	167	66.53%	177	70.52%
1.01 to 1.50%	17	6.77%	40	15.94%	27	10.76%	28	11.16%
1.51 to 2.00%	11	4.38%	15	5.98%	14	5.58%	10	3.98%
2.01 to 2.50%	11	4.38%	4	1.59%	7	2.79%	11	4.38%
2.51 to 3.00%	4	1.59%	3	1.20%	3	1.20%	4	1.59%
3.01 to 3.50%	2	0.80%	2	0.80%	4	1.59%	2	0.80%
3.51 to 4.00%	0	0.00%	0	0.00%	1	0.40%	1	0.40%
4.01 to 5.00%	1	0.40%	0	0.00%	0	0.00%	2	0.80%
Greater than 5.00%	0	0.00%	0	0.00%	4	1.59%	0	0.00%

Total	251	100.00%	251	100.00%	251	100.00%	251	100.00%

*	Consolidated prices are used for the Fund.

Source: PowerShares Capital Management LLC and Factset Research Systems, Inc.

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS EMERGING MARKETS 50 ADR INDEX FUND AND NET ASSET VALUE
(From January 1, 2007 Through December 31, 2007)

	Number of	Percent of Trading
Closing Price Relative to NAV	Trading Days	Days to Total

Premium	157	62.55%
Discount	73	29.08%
Equal to NAV	21	8.37%
Total Days	251	100.00%

	Closing Price		Closing Price
	on Nasdaq		on Nasdaq
	Above Fund NAV		Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total

>0.00%-1.00%	157	100.00%	73	100.00%
>1.00%-2.00%	0	0.00%	0	0.00%
>2.00%-3.00%	0	0.00%	0	0.00%

Total	157	100.00%	73	100.00%

NET ASSET VALUE V. BNY EMERGING MARKETS 50 ADR INDEX
(Monthly Closing Values From January 1, 2007 through December 31, 2007)

		BNY Emerging
	NAV	Markets 50 ADR	Percentage
Month	Equivalent	Index Value	Difference

January 2007	2341.54	2423.77	0.21%
February 2007	2277.08	2356.54	(2.75)%
March 2007	2364.01	2447.80	3.82%
April 2007	2447.22	2521.97	3.52%
May 2007	2646.19	2725.37	8.13%
June 2007	2719.29	2818.37	2.76%
July 2007	2781.14	2875.90	2.27%
August 2007	2806.16	2895.79	0.90%
September 2007	3170.60	3286.67	12.99%
October 2007	3599.84	3728.43	13.54%
November 2007	3301.02	3413.03	(8.30)%
December 2007	3293.95	3414.60	(0.21%)

Source: The Bank of New York

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS
FOR BNY EMERGING MARKETS 50 ADR INDEX AND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net	Fund	BNY Emerging	Fund Net	Fund	BNY Emerging
	Asset	Closing	Markets 50 ADR	Asset	Closing	Markets 50 ADR
	Value	Price	Index	Value	Price	Index

One Year ended 12/30/07	43.45%	43.85%	43.50%	43.45%	43.85%	43.50%
Since Trading Commenced	409.66%	407.61%	421.91%	37.35%	37.24%	37.94%

FREQUENCY DISTRIBUTION FOR BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BID/ASK SPREAD DISTRIBUTION
(From January 1, 2007 through December 31, 2007)

Range	% of Total

Locked or Crossed	0.67%
$0.01-0.05	57.09%
$0.06-0.10	35.15%
$0.10-0.15	4.59%
$0.15-0.20	0.98%
$0.20-0.25	0.63%
$0.25-0.50	0.69%
Greater than $0.50	0.19%

Total	100.00%

Source: The Nasdaq Stock Market

The price range of ADRE for the 2007 calendar year was from $35.87 to $60.00 and is based on consolidated high and low prices.

DAILY PERCENTAGE PRICE RANGES: FREQUENCY DISTRIBUTION FOR
BNY EMERGING MARKETS 50 ADR INDEX AND BLDRS EMERGING MARKETS
50 ADR INDEX FUND
(From January 1, 2007 through December 31, 2007)

	Daily Percentage Price Ranges
	BNY Emerging Markets		BLDRS Emerging Markets
	50 ADR Index		50 ADR Index Fund
Range	Frequency	% of Total	Frequency	% of Total

Equal	0	0.00%	0	0.00%
0.01 to 1.00%	31	12.35%	27	10.76%
1.01 to 1.50%	47	18.73%	61	24.30%
1.51 to 2.00%	54	21.51%	48	19.12%
2.01 to 2.50%	32	12.75%	40	15.94%
2.51 to 3.00%	22	8.76%	17	6.77%
3.01 to 3.50%	22	8.76%	26	10.36%
3.51 to 4.00%	12	4.78%	8	3.19%
4.01 to 5.00%	17	6.77%	14	5.58%
Greater than 5.00%	14	5.58%	10	3.98%

Total	251	100.00%	251	100.00%

*	Consolidated prices are used for the Fund.

Source: PowerShares Capital Management LLC and Factset Research Systems, Inc.

HIGH AND LOW PRICES VERSUS CLOSING VALUE
FREQUENCY DISTRIBUTION FOR BNY EMERGING MARKETS 50 ADR INDEX
AND BLDRS EMERGING MARKETS 50 ADR INDEX FUND
(From January 2, 2007 through December 31, 2007)

	BNY Emerging Markets 50 ADR Index				BLDRS Emerging Markets 50 ADR Index Fund
	Intraday High Value		Intraday Low Value		Intraday High Value		Intraday Low Value
	Above Closing Value		Below Closing Value		Above Closing Value		Below Closing Value
Range	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total

Equal	24	9.56%	7	2.79%	24	9.56%	4	1.59%
0.01 to 1.00%	143	56.97%	126	50.20%	138	54.98%	129	51.39%
1.01 to 1.50%	29	11.55%	37	14.74%	33	13.15%	47	18.73%
1.51 to 2.00%	15	5.98%	28	11.16%	20	7.97%	30	11.95%
2.01 to 2.50%	6	2.39%	21	8.37%	11	4.38%	16	6.37%
2.51 to 3.00%	11	4.38%	12	4.78%	5	1.99%	11	4.38%
3.01 to 3.50%	3	1.20%	8	3.19%	5	1.99%	6	2.39%
3.51 to 4.00%	4	1.59%	4	1.59%	4	1.59%	2	0.80%
4.01 to 5.00%	9	3.59%	5	1.99%	9	3.59%	4	1.59%
Greater than 5.00%	7	2.79%	3	1.20%	2	0.80%	2	0.80%

Total	251	100.00%	251	100.00%	251	100.00%	251	100.00%

*	Consolidated prices are used for the Fund.

Source: PowerShares Capital Management LLC and Factset Research Systems, Inc.

CLOSING PRICES V. NET ASSET VALUE FREQUENCY DISTRIBUTION
FOR BLDRS EUROPE 100 ADR INDEX FUND AND NET ASSET VALUE
(From January 1, 2007 through December 31, 2007)

Closing Price	Number of	Percent of
Relative to NAV	Trading Days	Trading Days to Total

Premium	122	48.61%
Discount	104	41.43%
Equal to NAV	25	9.96%
Total Days	251	100.0%

	Closing Price		Closing Price
	on Nasdaq		on Nasdaq
	Above Fund NAV		Below Fund NAV
Range	Frequency	% of Total	Frequency	% of Total

>0.00%-1.00%	121	99.18%	104	100.00%
>1.00%-2.00%	1	0.82%	0	0.00%
>2.00%-3.00%	0	0.00%	0	0.00%

Total	122	100.00%	104	100.00%

NET ASSET VALUE V. BNY EUROPE 100 ADR INDEX
(Monthly Closing Values From January 1, 2007 through December 31, 2007)

		BNY Europe 100	Percentage
Month	NAV Equivalent	ADR Index Value	Difference

January 2007	1349.96	1356.36	0.82%
February 2007	1332.75	1336.99	(1.27)%
March 2007	1368.13	1373.85	2.65%
April 2007	1445.00	1445.74	5.62%
May 2007	1493.42	1485.50	3.35%
June 2007	1491.69	1498.37	(0.12)%
July 2007	1445.24	1451.21	(3.11)%
August 2007	1448.39	1449.37	0.22%
September 2007	1533.23	1541.26	5.86%
October 2007	1604.02	1610.49	4.62%
November 2007	1551.33	1553.45	(3.28)%
December 2007	1449.93	1524.35	(6.54%)

Source: The Bank of New York

NAV equivalent amounts in the above table reflect sales by the Trustee of Fund Securities to pay Fund fees and expenses in excess of dividends and other accrued income received by the Fund.

CUMULATIVE AND AVERAGE ANNUAL TOTAL RETURNS FOR
BNY EUROPE 100 ADR INDEX AND BLDRS EUROPE 100 ADR INDEX FUND

	Cumulative Return			Average Annual Return
	Fund Net	Fund	BNY Europe	Fund Net	Fund	BNY Europe
	Asset	Closing	100 ADR	Asset	Closing	100 ADR
	Value	Price	Index	Value	Price	Index

One Year ended 12/30/07	16.21%	16.13%	16.50%	16.21%	16.13%	16.50%
Since Trading Commenced	158.09%	157.36%	164.30%	20.29%	20.23%	20.83%

FREQUENCY DISTRIBUTION FOR BLDRS EUROPE 100 ADR INDEX FUND
BID/ASK SPREAD DISTRIBUTION
(From January 1, 2007 Through December 31, 2007)

Range	% of Total

Locked or Crossed	0.28%
$0.01 — 0.05	72.12%
$0.06 — 0.10	18,58%
$0.10 — 0.15	3.05%
$0.15 — 0.20	0.81%
$0.20 — 0.25	0.81%
$0.25 — 0.50	2.16%
Greater than $0.50	2.18%

Total	100.00%

Source: The Nasdaq Stock Market

The price range of ADRU for the 2007 calendar year was from $28.35 to $35.64 and is based on consolidated high and low prices.

DAILY PERCENTAGE PRICE RANGES: FREQUENCY DISTRIBUTION FOR
BNY EUROPE 100 ADR INDEX AND BLDRS EUROPE 100 ADR INDEX FUND
(From January 1, 2007 through December 31, 2007)

	Daily Percentage Price Ranges
	BNY Europe 100
	ADR Index		BLDRS Europe ADR Index Fund
Range	Frequency	% of Total	Frequency	% of Total

Equal	0	0.00%	0	0.00%
0.01 to 1.00%	101	40.24%	112	44.62%
1.01 to 1.50%	73	29.08%	59	23.51%
1 .51 to 2.00%	35	13.94%	25	9.96%
2.01 to 2.50%	23	9.16%	20	7.97%
2.51 to 3.00%	11	4.38%	11	4.38%
3.01 to 3.50%	3	1.20%	9	3.59%
3.51 to 4.00%	3	1.20%	11	4.38%
4.01 to 5.00%	2	0.80%	4	1.59%
Greater than 5.00%	0	0.00%	0	0.00%

Total	251	100.00%	251	100.00%

*	Consolidated prices are used for the Fund.

Source: PowerShares Capital Management LLC and Factset Research Systems, Inc.

HIGH AND LOW PRICES VERSUS CLOSING VALUE
FREQUENCY DISTRIBUTION FOR BNY EUROPE 100 ADR INDEX AND BLDRS
EUROPE 100 ADR INDEX FUND
(From January 1, 2007 through December 31, 2007)

	BNY Europe 100 ADR Index				BLDRS Europe ADR Index Fund
	Intraday High Value		Intraday Low Value		Intraday High Value		Intraday Low Value
	Above Closing Value		Below Closing Value		Above Closing Value		Below Closing Value
Range	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total	Frequency	% of Total

Equal	14	5.58%	5	1.99%	34	13.55%	15	5.98%
0.01 to 1.00%	192	76.49%	182	72.51%	152	60.56%	185	73.71%
1.01 to 1.50%	18	7.17%	40	15.94%	27	10.76%	22	8.76%
1.51 to 2.00%	8	3.19%	13	5.18%	22	8.76%	7	2.79%
2.01 to 2.50%	12	4.78%	6	2.39%	8	3.19%	5	1.99%
2.51 to 3.00%	3	1.20%	3	1.20%	3	1.20%	7	2.79%
3.01 to 3.50%	2	0.80%	1	0.40%	2	0.80%	5	1.99%
3.51 to 4.00%	1	0.40%	1	0.40%	0	0.00%	1	0.40%
4.01 to 5.00%	1	0.40%	0	0.00%	2	0.80%	3	1.20%
Greater than 5.00%	0	0.00%	0	0.00%	1	0.40%	1	0.40%

Total	251	100.00%	251	100.00%	251	100.00%	251	100.00%

*	Consolidated prices are used for the Fund.

Source: PowerShares Capital Management LLC and Factset Research Systems, Inc.

CODE OF ETHICS

Each Fund and the Sponsor has adopted a code of ethics adopted by the Sponsor, PowerShares Exchange-Traded Fund Trust and PowerShares Global Exchange-Traded Fund Trust as its own code of ethics under rule 17j-1 of the 1940 Act regarding personal securities transactions by employees. Any references in such code of ethics to the Trusts shall include each Fund. Subject to certain conditions and standards, the code permits employees to invest in Index Securities for their own accounts. The code is designed to prevent fraud, deception and misconduct against each Fund and to provide reasonable standards of conduct. The code is on file with the SEC and a copy may be obtained by visiting the SEC at the address listed below on the back cover of this Prospectus. The code of ethics is available on the EDGAR Database on the SEC’s internet site at http://www.sec.gov, and a copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

LEGAL OPINION

Jones Day, 222 East 41st Street, New York, NY 10017, is counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements as of September 30, 2007 in this Prospectus have been included in reliance upon the report of Ernst & Young LLP, independent registered public accounting firm, given on the authority of the firm as the experts in auditing and accounting.

ADDITIONAL INFORMATION

The Registration Statement, including this prospectus and the exhibits may be reviewed and copied at the SEC’s Public Reference Room (100 F Street, N.E., Washington, D.C. 20549) or on the EDGAR Database on the SEC’s website (http://www.sec.gov). The exhibits include documents such as the Trust Agreement and Indenture, License Agreement, Distribution Agreement and Participant Agreement. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Shareholder inquiries may be directed to the Funds in writing c/o ALPS Distributors, Inc. at 1625 Broadway, Suite 2200, Denver, CO 80202.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus in connection with the offer of a Fund’s Shares, and, if given or made, the information or representations must not be relied upon as having been authorized by the BLDRS Index Funds Trust or any Fund. Neither the delivery of this Prospectus nor any sale of Shares will under any circumstance imply that the information herein is correct as of any date after the date of this Prospectus.

GLOSSARY OF DEFINED TERMS

Page

“1933 Act”	62
“1940 Act”	ii
“Accumulation Period”	53
“Adjustment Day”	59
“ADRs”	2
“AMEX”	57
“Authorized Participants”	53
“Balancing Amount”	60
“Beneficial Owners”	ii
“BLDRS Index Fund”	CP
“BLDRS”	CP
“BNY ADR Composite Index”	1
“BNY ADR Index”	CP
“Business Day”	ii
“Cash Component”	53
“Cash Redemption Amount”	54
“Clearing Process”	53
“Code”	4
“Creation Unit”	CP
“Deposit Securities”	53
“Depositary Receipts”	2
“Discretionary Termination Amount”	65
“Distributor”	ii
“Dividend Equivalent Payment”	59
“Dividend Payment Dates”	ii
“Dow Jones”	1
“DTC Participant”	53
“DTC”	ii
“ERISA”	68
“Exchange Act”	63
“Fiscal Year	ii
“Fund Securities”	3
“Funds”	33
“GAAP”	73
“GDRs”	2
“Global Security”	63
“Index Security”	iii
“Indirect Participants”	63
“Initial Date of Deposit”	iii
“Licensor”	35
“Misweighting Amount”	57

Page

“Misweighting”	57
“Nasdaq”	CP
“NAV Amount”	59
“NAV”	ii
“NSCC”	iii
“NYSE”	55
“Participant Agreement”	53
“Participating Party”	53
“PFIC”	67
“Portfolio Deposit Amount”	60
“Portfolio Deposit”	53
“Quarterly Review”	72
“Record Dates”	ii
“Redemption Payment”	54
“Redemption Securities”	54
“Request Day”	59
“SEC”	17
“Shares”	CP
“Transaction Fee”	55
“Trust Agreement and Indenture”	ii
“Trust”	CP
“Valuation Time”	ii
“Weighting Analysis”	57

CP=Cover Page

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND
BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND
BLDRS EMERGING MARKETS 50 ADR INDEX FUND
BLDRS EUROPE 100 ADR INDEX FUND

SPONSOR:

POWERSHARES CAPITAL MANAGEMENT LLC

This Prospectus does not include all of the information with respect to the BLDRS Index Funds Trust set forth in its Registration Statement filed with the SEC in Washington, D.C. under the:

Securities Act of 1933 (File No. 333-84788) and
Investment Company Act of 1940 (File No. 811-21057)

To obtain copies from the SEC at prescribed rates:

Write: Public Reference Section of the SEC
100 F Street, N.E., Washington, D.C. 20549-6009
Call: 1-800-SEC-0330
Visit: http://www.sec.gov

No person is authorized to give any information or make any representation about the BLDRS Index Funds Trust not contained in this Prospectus, and you should not rely on any other information. Read and keep this Prospectus for future reference.

PowerShares Capital Management LLC has filed a registration statement on Form S-6 and Form N-8B-2 with the SEC covering the Shares and the BLDRS Index Funds Trust. While this Prospectus is a part of the registration statement on Form S-6, it does not contain all the exhibits filed as part of the registration statement on Form S-6. You should consider reviewing the full text of those exhibits.

Prospectus Dated January 31, 2008

CONTENTS OF REGISTRATION STATEMENT

This Amended Registration Statement on Form S-6 comprises the following papers and documents:

The facing sheet.

The cross-reference sheet.

The prospectus.

The undertaking to file reports.

The signatures.

The following Exhibits:

Certain of the following exhibits, as indicated parenthetically, were previously filed as exhibits to other reports or registration statements filed by Nasdaq Global Funds, Inc. (formerly: Nasdaq Financial Products Services, Inc.) under the Securities Act of 1933 or the Exchange Act of 1934, and are incorporated herein by reference to such reports.

1. Ex. 99.A1 — Standard Terms & Conditions of Trust, dated and effective as of November 8, 2002, between Nasdaq Global Funds, Inc. (formerly: Nasdaq Financial Products Services, Inc.), as Sponsor, and The Bank of New York, as Trustee (incorporated herein by reference to Exhibit 1 to Amendment No. 2 to the Registration Statement on Form S-6 filed on November 8, 2002).

2. Ex. 99.A2 — Trust Indenture and Agreement between Nasdaq Global Funds, Inc. (formerly: Nasdaq Financial Products Services, Inc.), as Sponsor, and The Bank of New York, as Trustee, incorporating by reference the Standard Terms and Conditions of Trust referenced above (incorporated herein by reference to Exhibit 2 to Amendment No. 2 to the Registration Statement on Form S-6 filed on November 8, 2002).

3. Ex. 99.A5 — Form of each Index Fund’s security (included as Exhibit B to Exhibit 1 listed above and incorporated herein by reference).

4. Ex. 99.A4 — License Agreement between Nasdaq Global Funds, Inc. (formerly: Nasdaq Financial Products Services, Inc.) as Licensee and The Bank of New York, as Licensor (incorporated herein by reference to Exhibit 2 to Amendment No. 6 to the Registration Statement on Form S-6 filed on November 8, 2002).

5. Ex. 99.A3B — Participant Agreement to be entered into among the Trustee, the Distributor and various Broker Dealers (included as an exhibit to Exhibit 1 listed above and incorporated herein by reference).

6. Ex. 99.A8 — Depository Agreement among the Trustee, the Sponsor and the Depository with respect to services rendered to the Trust (incorporated herein by reference to Exhibit 8 to Amendment No. 2 to the Registration Statement on Form S-6 filed on November 8, 2002).

7. Ex. 99.A4 — Distribution Agreement by and among the Sponsor, the Trust and the Distributor (incorporated herein by reference to Exhibit 9 to Amendment No. 2 to the Registration Statement on Form S-6 filed on November 8, 2002).

The following Exhibits are filed herewith:

1. Ex. 99.2 — Opinion of Counsel as to legality of securities being registered and consent of Counsel.

2. Ex. 99.A6 — Certificate of Formation of PowerShares Capital Management LLC.

3. Ex. 99.A11 — Code of Ethics and Code of Conduct of the Trust and each Fund adopted under Rule 17j-1 under the Investment Company Act.

4. Ex. 99.C1 — Consent of Independent Registered Public Accounting Firm.

1

5. Ex. 24 — Power of Attorney for PowerShares Capital Management LLC.

FINANCIAL STATEMENTS

1. Statement of Financial Condition of the Trust as shown in the current Prospectus for this series herewith.

2. Financial Statements of the Sponsor, PowerShares Capital Management LLC, as part of Amvescap LLC current consolidated financial statements incorporated by reference to Form 20-F dated April 10, 2007.

2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, The BLDRS Index Funds Trust, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 6 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the State of Illinois, on the 31st day of January, 2008.

THE BLDRS INDEX FUNDS TRUST

(Name of Registrant)

By:	POWERSHARES CAPITAL MANAGEMENT LLC (Sponsor)

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement has been signed on behalf of PowerShares Capital Management LLC, the Sponsor, by the following persons who constitute a majority of its Board of Managers and by the named persons who are in the following capacities on the date above indicated.

POWERSHARES CAPITAL MANAGEMENT LLC

/s/ Bruce T. Duncan	Chief Financial Officer

Bruce T. Duncan

* /s/ John M. Zerr	Manager

John M. Zerr

* /s/ Philip A. Taylor	Manager

Philip A. Taylor

/s/ H. Bruce Bond	Manager

H. Bruce Bond

*	By his signature below, H. Bruce Bond, pursuant to a duly executed Power of Attorney filed herewith, has signed this Post-Effective Amendment No. 6 to the Registration Statement on behalf of the persons whose signatures are printed above, in the capacities set forth opposite their respective names.

By:	/s/ H. Bruce Bond
H. Bruce Bond
Attorney-in-Fact

3

EXHIBIT INDEX

Exhibit No.		Title of Document

1	.	Ex. 99.2 — Opinion of Counsel as to legality of securities being registered and consent of Counsel.
2	.	Ex. 99.A6 — Certificate of Formation of PowerShares Capital Management LLC
3	.	Ex. 99.A11 — Code of Ethics and Code of Conduct of the Trust and each Index Fund adopted under Rule 17j-1 under the Investment Company Act.
4	.	Ex. 99.C1 — Consent of Independent Registered Public Accounting Firm.
5	.	Ex. 24 — Power of Attorney for PowerShares Capital Management LLC

4